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The MONYEquity Master

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Prospectus Portfolio

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Flexible Premium

Variable Universal Life
Insurance Policy
Issued by
MONY Life Insurance Company of America

MONY Series Fund, Inc.
Enterprise Accumulation Trust

May 1, 1998
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                                   PROSPECTUS
                               DATED MAY 1, 1998

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   ISSUED BY

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

    This prospectus describes a flexible premium variable universal life insurance policy (individually, the "Policy," and collectively, the "Policies") offered by MONY Life Insurance Company of America (the "Company"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"). The Policy, for so long as it remains in force, provides lifetime insurance protection on the Insured named in the Policy through the Maturity Date. The Policy is designed to provide maximum flexibility in connection with premium payments and death benefits by permitting, subject to certain restrictions, the frequency and amount of premium payments to vary and the death benefit payable under the Policy to increase or decrease. A Policy may also be surrendered for its Surrender Value.
    The Company will pay the death proceeds when the Insured dies if the Policy is still in force. The death proceeds will equal the death benefit, less any Outstanding Debt reduced by any Unearned Loan Interest, and further reduced by any charges due during the Grace Period. The Policy will remain in force as long as the Cash Value less any Outstanding Debt remains positive. If at all times during the first two Policy years, the sum of premiums paid less Partial Surrenders taken (and their fees) is greater than or equal to the Minimum Monthly Premium times the number of completed months this Policy has been in force, the Policy and all Rider coverages will not lapse regardless of its Cash Value less any Outstanding Debt. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy and most Rider coverages will remain in force for the Guarantee Period if the required premiums (less Partial Surrenders taken (and their fees)) have been paid and Cash Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available in all states.
    The Policy permits the choice of two death benefit Options: under Option I, the death benefit remains fixed at the Specified Amount chosen; under Option II, the death benefit equals the Specified Amount plus Fund Value (under certain circumstances the death benefit may be greater). Under Option II, the death benefit will vary daily with the investment performance of the Subaccounts for any Policy Owner who has allocated net premiums to the Variable Account. Under either Option, for so long as the Policy remains in force, the death benefit will never be less than the current Specified Amount.
    The Policy also permits an owner of the Policy to obtain loans from the Company in amounts up to 90% of the Cash Value of the Policy (less any Outstanding Debt), and it permits an Owner to surrender a part of the Policy and receive a part of the Surrender Value of the Policy.
    Net premiums may be allocated at the Policy Owner's discretion to one or more of the Subaccounts that comprise a separate account of the Company called the MONY America Variable Account L (the "Variable Account"), or to the Guaranteed Interest Account of the Company. Any portion of a net premium allocated to one or more of the Subaccounts is invested in the corresponding Portfolios of the MONY Series Fund, Inc. (the "MONY Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust"). The available Portfolios of the MONY Fund currently are: the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, and the Long Term Bond Portfolio. The available Portfolios of the Accumulation Trust are: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond Portfolio. The Loan Account represents amounts set aside as collateral for any Policy Debt.
    To the extent that all or a portion of net premiums are allocated to the Variable Account, the Fund Value under the Policy will vary based upon the investment performance of the Subaccounts to which the Fund Value is allocated. Net premiums allocated to the Guaranteed Interest Account are assets of the General Account of the Company. The Fund Value in the Guaranteed Interest Account will accrue interest at an interest rate that is guaranteed by the Company. No minimum amount of Fund Value is guaranteed, except to the extent premiums are allocated to the Guaranteed Interest Account.
    A Policy may be returned during the Free Look Period (see "Right to Examine a Policy -- Free Look Period," page 17), during which time net premium payments allocated to the Variable Account will be invested in the Money Market Subaccount.
    It may not be advantageous to replace existing insurance with the Policy. This prospectus generally describes only the portion of the Policy involving the Variable Account. For a brief summary of the Guaranteed Interest Account, see "The Guaranteed Interest Account," page 43.
    In pursuing its investment objective, the High Yield Bond Subaccount purchases shares of the High Yield Bond Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and, therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating premium payments to this subaccount.
                             ---------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION,
OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
   PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MONY SERIES FUND,
 INC. AND THE ENTERPRISE ACCUMULATION TRUST. THESE PROSPECTUSES SHOULD BE READ
                  CAREFULLY AND RETAINED FOR FUTURE REFERENCE.
                             ---------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
TABLE OF CONTENTS.....................    i
IMPORTANT TERMS.......................    1
SUMMARY OF THE POLICY.................    4
  Purpose of the Policy...............    4
  Policy Values.......................    4
  The Death Benefit...................    5
  Premium Features....................    5
  Allocation Options..................    6
  Transfer of Fund Value..............    6
  Policy Loans........................    6
  Full Surrender......................    6
  Partial Surrender...................    6
  Preferred Partial Surrender.........    7
  Free Look Period....................    7
  Grace Period and Lapse..............    7
  Charges and Deductions..............    7
     Deductions from Premiums.........    7
     Daily Deduction from the Variable
       Account........................    8
     Deductions from Fund Value.......    8
     Fund Charge......................    8
     Transaction and Other Charges....    9
  Tax Treatment of Increases in Fund
     Value............................   10
  Tax Treatment of Death Benefit......   10
  The Guaranteed Interest Account.....   10
  Contacting the Company..............   10
INFORMATION ABOUT THE COMPANY AND THE
  VARIABLE ACCOUNT....................   10
  MONY Life Insurance Company of
     America..........................   10
  Year 2000 Issue.....................   11
  MONY America Variable Account L.....   11
  The Funds...........................   12
  Purchase of Portfolio Shares by the
     Variable Account.................   13
     The Money Market Portfolio.......   14
     The Government Securities
       Portfolio......................   14
     The Intermediate Bond
       Portfolio......................   14
     The Long Term Bond Portfolio.....   14
     The Equity Portfolio.............   14
     The Small Company Value
       Portfolio......................   14
     The Managed Portfolio............   14
     The International Growth
       Portfolio......................   14
     The High Yield Bond Portfolio....   14
THE POLICY............................   15
  Application for a Policy............   15
     Temporary Insurance Coverage.....   15
     Initial Premium Payment..........   16

                                        PAGE
                                        ----
     Policy Date......................   16
     Risk Classification..............   16
  Right to Examine a Policy -- Free
     Look Period......................   17
  Premiums............................   17
     Premium Flexibility..............   17
     Scheduled Premium Payments
       (Planned Premium Payments).....   17
     Choice of Guaranteed Death
       Benefit Riders.................   18
     Modified Endowment Contracts.....   18
     Unscheduled Premium Payments.....   18
     Premium Payments Affect the
       Continuation of the Policy.....   19
  Allocation of Net Premiums..........   19
  Death Benefits Under the Policy.....   20
     Option I.........................   20
     Option II........................   20
     Examples of Options I and II.....   21
     Changes in Death Benefit
       Option.........................   21
  Changes in Specified Amount.........   22
     Increases........................   22
     Decreases........................   23
  Guaranteed Death Benefits...........   23
  Other Optional Insurance Benefits...   24
     Waiver of Monthly Deductions
       Rider..........................   24
     Accidental Death Benefit Rider...   24
     Purchase Option Rider............   24
     Spouse's Term Rider..............   24
     Children's Term Insurance
       Rider..........................   25
     Benefits at Maturity.............   25
  Policy Values.......................   25
     Fund Value.......................   25
     Cash Value.......................   25
     Surrender Value..................   25
  Determination of Fund Value.........   25
  Calculating Unit Values for Each
     Subaccount.......................   26
  Transfer of Fund Value..............   26
  Right to Exchange Policy............   27
  Policy Loans........................   27
  Full Surrender......................   28
  Partial Surrender...................   28
  Preferred Partial Surrender.........   29
  Grace Period and Lapse..............   29
     Special Rule for First Two Policy
       Years..........................   29
     If Guaranteed Death Benefit Rider
       Is Not in Effect...............   30

                                        PAGE
                                        ----
     If Guaranteed Death Benefit Rider
       Is in Effect...................   30
  Reinstatement.......................   31
CHARGES AND DEDUCTIONS................   31
  Deductions from Premiums............   31
     Sales Charge.....................   31
     Tax Charges......................   31
  Daily Deductions from the Variable
     Account..........................   32
     Mortality and Expense Risk
       Charge.........................   32
  Monthly Deductions from Fund
     Value............................   32
     Cost of Insurance................   32
     Administrative Charge............   33
     Guaranteed Death Benefit
       Charge.........................   33
     Other Optional Insurance Benefits
       Charges........................   33
  Fund Charge.........................   33
     Administrative Fund Charge.......   34
     Sales Fund Charge................   34
     Effect of Changes in Specified
       Amount on the Fund Charge......   35
     Corporate Purchasers.............   35
     Transaction and Other Charges....   35
     Fees and Expenses of the Fund....   36
     Guarantee of Certain Charges.....   36
OTHER INFORMATION.....................   37
  Federal Income Tax Considerations...   37
     Definition of Life Insurance.....   37
     Diversification Requirements.....   37
     Tax Treatment of Policies........   38
     Conventional Life Insurance
       Policies.......................   38
     Modified Endowment Contracts.....   39
     Reasonableness Requirement for
       Charges........................   39
     Pension and Profit-Sharing
       Plans..........................   40
     Other Employee Benefit
       Programs.......................   40
     Other............................   40
  Charge for Company Income Taxes.....   40
  Voting of Fund Shares...............   41
  Disregard of Voting Instructions....   41
  Report to Policy Owners.............   41
  Substitution of Investment and Right
     to Change Operations.............   42

                                        PAGE
                                        ----
  Changes to Comply with Law..........   42
PERFORMANCE INFORMATION...............   42
THE GUARANTEED INTEREST ACCOUNT.......   43
  General Description.................   43
  Limitations on Amounts in the
     Guaranteed Interest Account......   44
  Death Benefit.......................   44
  Policy Charges......................   44
  Transfers...........................   44
  Surrenders and Policy Loans.........   45
MORE ABOUT THE POLICY.................   45
  Ownership...........................   45
     Joint Owners.....................   45
  Beneficiary.........................   45
  The Policy..........................   46
  Notification and Claims
     Procedures.......................   46
  Payments............................   46
  Payment Plan/Settlement
     Provisions.......................   46
  Payment in Case of Suicide..........   46
  Assignment..........................   47
  Errors on The Application...........   47
  Incontestability....................   47
  Policy Illustrations................   47
  Distribution of The Policy..........   47
MORE ABOUT THE COMPANY................   48
  Management..........................   48
  State Regulation....................   48
  Telephone Transfer Privileges.......   49
  Legal Proceedings...................   49
  Legal Matters.......................   49
  Experts.............................   49
  Registration Statement..............   49
  Independent Accountants.............   49
  Financial Statements................   50
Index to Financial Statements.........  F-1
Appendix A............................  A-1
Appendix B............................  B-1
Appendix C............................  C-1
Appendix D............................  D-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                IMPORTANT TERMS

     Age -- The Insured's age as of his or her nearest birthday on the Policy Date, increased by the number of complete Policy Years elapsed.

     Beneficiary -- The person or persons named by the Policy Owner in the application or by proper later designation to receive the death benefit proceeds upon the death of the Insured.

     Cash Value -- The Fund Value for the Policy less the Fund Charge.

     Company, the -- MONY Life Insurance Company of America.

     Free Look Period -- The Period which follows the application for the Policy and its issuance to the Policy Owner and which follows any application for an increase in Specified Amount. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value.

     Fund Charge -- A contingent deferred charge. The Fund Charge consists of two separately calculated elements: the administrative Fund Charge and the sales Fund Charge. The Fund Charge is determined for the initial Specified Amount of the Policy and for each increase in Specified Amount.

     Funds -- The MONY Series Fund, Inc. and the Enterprise Accumulation Trust.

     Fund Value -- The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and the Guaranteed Interest Account, as well as any amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     General Account -- All assets of the Company other than those allocated to the Variable Account or to any other segregated separate account of the Company.

     Guaranteed Interest Account -- An account that is part of Company's General Account to which all or a portion of net premium payments may be allocated for accumulation at a fixed rate of interest (which may not be less than 5.0%) declared by Company.

     Guarantee Period -- The period during which the Specified Amount is guaranteed under the Guaranteed Death Benefit Rider. The Guaranteed Death Benefit Rider is not available in all states. See "Guaranteed Death Benefits", page 23.

     Home Office -- The Company's administrative office at 1740 Broadway, New York, New York, 10019. "Home Office" also includes the Company's Syracuse Operations Center at 1 MONY Plaza, Syracuse, N.Y. 13202.

     Insured -- The person upon whose life the Policy is issued and whose death is the contingency upon which the death benefit proceeds are payable.

     Loan Account -- An account to which amounts are transferred from the Subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt. The Loan Account is part of the Company's General Account, and it accumulates interest at a guaranteed rate of 5.0%.

     Maturity Date -- The Policy Anniversary on which the Insured is Age 95.

     Minimum Monthly Premium -- The amount determined by the Company which is necessary to keep the Policy in force for the first two Policy Years.

     Monthly Anniversary Day -- The day each month on which the monthly deduction is due against the Fund Value. The first Monthly Anniversary Day is the Policy Date.

     Outstanding Debt -- The unpaid loan balance including accrued loan interest due and unpaid.

     Partial Surrender -- The surrender of a portion of the Policy. At least $500 of Surrender Value must remain after a Partial Surrender, or a full surrender of the Policy will be required.

     Planned Premium Payments -- The premium amount specified on the application as the amount the Policy Owner intends to pay at selected intervals over a specified period of time. Within specified limits, premiums in excess of Planned Premium Payments may be paid. Planned Premium Payments may be changed at any time. For policies offered or issued for delivery outside the Commonwealth of Massachusetts, see the term "Scheduled Premium Payments".

     Policy Date -- The date set forth on page 1 of the Policy that is used to determine the Monthly Anniversary Day, Policy months, and Policy years. Policy monthly, quarterly, semiannual and annual Anniversaries are measured from the Policy Date. Each Policy month starts on the same date in each calendar month as that specified as the Policy Date. Where the Policy Date is the 29th, 30th, or 31st of a month, and there is no such date in a calendar month, the Policy month for such month will start on the last day of that calendar month.

     Policy Owner or Owner -- The person who owns the Policy. The Policy Owner will be the Insured unless otherwise stated in the application. If the Policy has been absolutely assigned, the assignee becomes the Policy Owner. A collateral assignee is not the Owner.

     Portfolio(s) -- The separate investment portfolios of the Funds.

     Preferred Partial Surrender -- An amount, up to 10% of Cash Value, which may be surrendered without the application of a Fund Charge or reduction in specified amount.

     Rider -- The addendum to a Policy which adds an optional insurance benefit to the Policy.

     Scheduled Premium Payments -- The premium amount specified on the application as the amount the Policy Owner intends to pay at fixed intervals over a specified period of time. Within specified limits, premiums in excess of the Scheduled Premium Payments may be paid. Scheduled Premium Payments may be changed at any time. For policies offered or issued for delivery in the Commonwealth of Massachusetts, see the term "Planned Premium Payments".

     Specified Amount -- The minimum death benefit for so long as the Policy remains in force. The Specified Amount may be increased or decreased under certain circumstances.

     Subaccounts -- The subdivisions of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of one of the Funds.

     Surrender Value -- The Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.

     Target Premium -- The maximum amount of premiums paid against which the Fund Charge may be applied.

     Transaction Date -- The date the Company receives a premium or acceptable written or telephone request at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date or after the close of business on a Valuation Date (i.e., after 4:00 p.m. Eastern Time), the Transaction Date will be the next Valuation Date.

     Unearned Loan Interest -- The amount of interest on Outstanding Debt which has not yet been earned by the Company. Interest on new Policy loans or Outstanding Debt is charged in advance on the date of the loan or the Policy Anniversary, as appropriate.

     Unit -- The bookkeeping measure used to value the amounts allocated to the Subaccounts of the Variable Account.

     Unit Value -- The value of the Units of each Subaccount of the Variable Account. Unit Values are calculated for each Subaccount on each Valuation Date.

     Valuation Date -- Each date on which the Variable Account is valued, which currently includes each day that the New York Stock Exchange is open for trading and on which there is sufficient trading in the securities of a Portfolio of the Funds to affect materially the unit value of the corresponding Subaccount of the Variable Account.

     Valuation Period -- The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

     Variable Account -- The Company's Variable Account L, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.

                             SUMMARY OF THE POLICY

     This summary is intended to provide a brief overview of the more significant aspects of the Policy. Further detail is provided in this prospectus and in the Policy. Unless the context indicates otherwise, the discussion in this summary and the remainder of the prospectus relates to the portion of the Policy involving the Variable Account. The Guaranteed Interest Account is briefly described under "The Guaranteed Interest Account," on page 43 and in the Policy.

PURPOSE OF THE POLICY

     The Policy offers a Policy Owner insurance protection on the life of the Insured through the Maturity Date for so long as the Policy is in force. A maturity benefit will be paid in lieu of a death benefit when the Policy reaches the Maturity Date during the Insured's lifetime. Like traditional fixed life insurance, the Policy provides for a death benefit equal to its Specified Amount, accumulation of cash value, and surrender and loan privileges. Unlike traditional fixed life insurance, the Policy offers a choice of investment alternatives and an opportunity for the Policy's Fund Value and its death benefit, to grow based on investment results. The Policy is a flexible premium policy, so that, unlike many other insurance policies, a Policy Owner may choose the amount and frequency of premium payments, within certain limits.

POLICY VALUES

     A Policy Owner may allocate net premium payments among the various Subaccounts that comprise the Variable Account and that invest in corresponding Portfolios of the MONY Series Fund and the Accumulation Trust. A Policy Owner may also allocate net premium payments to the Guaranteed Interest Account. The Loan Account represents amounts set aside in the General Account of the Company as collateral for Outstanding Debt.

     The Fund Value of the Policy is the sum of amounts allocated to the Subaccounts of the Variable Account, the Guaranteed Interest Account and the Loan Account. The Cash Value of the Policy is the Fund Value less the Fund Charge. The Surrender Value of the Policy is the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.

     Depending on the investment experience of the selected Subaccounts, the Fund Value may increase or decrease on any day. The death benefit may or may not increase or decrease depending upon several factors, including the death benefit option selected by the Policy Owner, although the death benefit will never decrease below the Specified Amount provided the Policy is in force. There is no guarantee that the Policy's Fund Value and death benefit will increase. The Policy Owner bears the investment risk on that portion of the net premiums and Fund Value allocated to the Variable Account.

     The Policy will remain in force until the earliest of the Maturity Date, the death of the Insured, or a full surrender of the Policy, unless, before any of these events, the Policy lapses and a Grace Period expires without sufficient additional premium payment or repayment of Outstanding Debt by the Policy Owner.

     Generally, the Policy will remain in force only as long as the Cash Value less any Outstanding Debt is sufficient to pay all the monthly deductions. However, if the premiums paid meet the Minimum Monthly Premium requirement during the first two Policy years, the Policy and all Rider coverages will remain in force even if the Cash Value of the Policy less any Outstanding Debt is not sufficient to pay the monthly deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy and most Rider coverages will remain in force for the Guarantee Period if the required premiums have been paid and Cash Value exceeds Outstanding Debt. The amount by which the death benefit may exceed the Specified Amount is not guaranteed to remain in force during a Guarantee Period. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

THE DEATH BENEFIT

     The minimum Specified Amount for a Policy is $100,000. A Policy Owner may elect one of two options to calculate the amount of death benefit payable under the Policy, which may increase the death benefit. Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day, or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage required by the federal tax law definition of life insurance. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value (determined as of the date of the Insured's death) or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by the death benefit percentage. Policy Owners seeking to have favorable investment performance reflected in increasing Fund Value should choose Option I; Policy Owners seeking to have favorable investment performance reflected in increasing insurance coverage should choose Option II. A Policy Owner may change the death benefit Option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 20.

     The Policy Owner may, at time of application, choose to purchase one of two Guaranteed Death Benefit Riders. These Riders provide a guarantee that the Specified Amount and most Rider coverages will remain in force for the Guarantee Period regardless of the amount of the Policy's Surrender Value. The Riders allow a choice of Guarantee Periods: (i) to the Insured's Age 75 or ten years from the Policy Date, whichever is later, or (ii) to the Maturity Date. The Minimum Monthly Premium will be higher if the guarantee to Maturity Date is chosen. The amount of the additional premium required will vary depending upon the Rider chosen. An extra charge will also be deducted from the Fund Value each month the Rider is in effect. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. See "Guaranteed Death Benefits," page 23.

PREMIUM FEATURES

     The Company requires a Policy Owner to pay an initial premium equal to at least the Minimum Monthly Premium that is defined by the Company. Thereafter, subject to certain limitations, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums in regular intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner; however, the Policy Owner may not be required to pay Scheduled Premium Payments. Premiums may be paid monthly under the MONYMatic plan where the Owner authorizes the Company to withdraw Scheduled Premium Payments from the Owner's checking account each month. (For Policies offered or issued for delivery in the Commonwealth of Massachusetts, the Policy Owner will be asked to indicate on the application the amount the Policy Owner intends to pay at selected intervals. For those Policy Owners, the term "Scheduled Premium Payment" used in this Prospectus, refers to Planned Premium Payments.)

     The amount, frequency, and period of time over which a Policy Owner pays premiums may affect whether or not the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions. For more information on the tax treatment of life insurance contracts, including those classified as modified endowment contracts. See "Federal Income Tax Considerations," page 37.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. See "Grace Period and Lapse," page 29. Unscheduled premium payments may not be less than $250. The Company also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability.

ALLOCATION OPTIONS

     The Subaccounts invest in portfolios of two mutual funds which offer the Policy Owner the opportunity to direct the Company to invest in diversified portfolios of stocks, bonds, money market instruments, or a combination of these securities. Each of the Subaccounts invests exclusively in shares of a designated portfolio (a "Portfolio") of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (collectively the "Funds"). The available Portfolios of the Funds, each of which has a different investment objective, are the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond Portfolio. See "The Funds," page 12.

     The Company is the investment manager of the MONY Series Fund. Enterprise Capital Management, Inc., a subsidiary of The Mutual Life Insurance Company of New York, is the investment manager of the Accumulation Trust. OpCap Advisors (formerly known as Quest for Value Advisors), a subsidiary of Oppenheimer Capital, is the sub-investment adviser, of the Equity and Managed Portfolios; Gabelli Asset Management, Inc. (formerly GAMCO Investors, Inc.) is the sub-investment adviser for the Small Company Value Portfolio; Brinson Partners, Inc. is the sub-investment adviser of the International Growth Portfolio; and Caywood-Scholl Capital Corporation is the subinvestment adviser of the High Yield Bond Portfolio.

     The Policy Owner may choose to allocate net premium payments to any or all of the available Subaccounts constituting the Variable Account, and to the Guaranteed Interest Account.

TRANSFER OF FUND VALUE

     The Policy Owner may transfer Fund Value among the Subaccounts, and, subject to certain other limitations, between the Subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Values," page 26.

POLICY LOANS

     The Policy Owner may borrow from the Company an amount up to 90% of the Policy's Cash Value less any existing Outstanding Debt. The minimum loan is $250. The Policy will be the only security required for a loan. See "Policy Loans," page 27.

     The amount of any Outstanding Debt reduced by any Unearned Loan Interest is subtracted from the death benefit or from the Cash Value upon surrender. See "Full Surrender," page 28. Outstanding Debt may also impact the continuation of the Policy. See "Grace Period and Lapse," page 29.

FULL SURRENDER

     The Owner can surrender the Policy during the life of the Insured and receive its Surrender Value, which is equal to the Fund Value less the Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

PARTIAL SURRENDER

     Partial Surrenders are available under the Policy after the second Policy anniversary so long as the Surrender Value remaining after giving effect to the requested surrender and any fees which may be assessed as a result of the Partial Surrender exceeds any minimum requirements. If a Partial Surrender is for an amount which exceeds the amount available, it will be rejected and the request will be returned to the Policy Owner. A Partial Surrender may decrease the Specified Amount of a Policy if the Owner has elected death benefit Option I, and it will decrease the death benefit if the death benefit is greater than the Specified Amount under either Option I or II. See "Partial Surrender," at page 28.

     Among other restrictions, Partial Surrenders must be for at least $500, and the Policy's Surrender Value after the surrender must be at least $500. A Partial Surrender Fee of $25 or 2% of the amount surrendered, whichever is less, will be assessed against the remaining Fund Value. In addition, a portion of the Fund Charge may be assessed upon a Partial Surrender.

PREFERRED PARTIAL SURRENDER

     A Policy Owner may obtain during any Policy year after the second Policy anniversary amounts, up to 10% of Cash Value (on the date the first Partial Surrender request is received), without the application of a Fund Charge or reduction in Specified Amount. The Partial Surrender Fee, however, will be charged. This amount is referred to as the Preferred Partial Surrender Amount. See "Preferred Partial Surrender", page 29.

FREE LOOK PERIOD

     A Policy Owner may obtain a full refund of the premium paid if the Policy is returned within 10 days (or longer in certain states) after the Owner receives it, within 10 days after the Company mails or delivers the notice of the right of withdrawal, or 45 days after the application for the Policy is completed, whichever is later. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. See "Right to Examine a Policy -- Free Look Period", page 17.

GRACE PERIOD AND LAPSE

     Payment of Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, unless one of the Guaranteed Death Benefit Riders has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Cash Value less any Outstanding Debt. However, during the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if Scheduled Premium Payments are made, if either of these two provisions do not apply, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

     While the Guaranteed Death Benefit Rider is in force, if on any Monthly Anniversary Day the Cash Value is less than Outstanding Debt or the total premiums received less any Partial Surrenders and their fees do not exceed the premiums required under the Guaranteed Death Benefit Rider (See "Guaranteed Death Benefits", page 23.), a notice will be sent which will give the Policy Owner 61 days from the date thereof to make additional payments to the Policy. See "Grace Period and Lapse", page 29.

     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as if the Guaranteed Death Benefit Rider is not in effect. See "Grace Period and Lapse, page 29.

CHARGES AND DEDUCTIONS

  Deductions from Premiums

     Certain charges are deducted from each premium payment under a Policy prior to applying the net premium to the Fund Value. These charges consist of the following items:

     Sales Charge -- A sales charge equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid in Policy Years 11 through 20, and none thereafter.

     Tax Charge -- A state and local premium tax charge, currently equal to 2.0% of each premium, and a charge related to the federal tax treatment of deferred acquisition costs currently equal to 1.25% of each premium will be deducted to compensate the Company for these taxes. Actual state and local premium taxes vary, ranging from 0% to 4%. The Company does not expect to make a profit from this charge. (See "Tax Charges", page 31.)

  Daily Deduction from the Variable Account

     A charge is deducted from the Variable Account each day for the Mortality and Expense Risk Charge as described below.

     Mortality and Expense Risk Charge -- A charge is deducted daily from each Subaccount of the Variable Account for mortality and expense risks assumed by the Company. For the first 10 Policy years, this charge is equal to .002055% of the amount in the Subaccount, which is equivalent to an annual rate of .75% of Subaccount value. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. It is expected that this will be an amount equal to .04167% of the Subaccount value. This is equivalent to 0.5% on an annualized basis. This amount, which is not guaranteed, will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy Anniversary.

  Deductions from Fund Value

     A charge called the Monthly Deduction is deducted from the Fund Value on each Monthly Anniversary Day. The monthly deduction consists of the following items:

     Cost of Insurance -- This monthly charge compensates the Company for providing life insurance coverage for the Insured. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the Policy at the beginning of each Policy Month.

     Administrative Charge -- An administrative charge is deducted each month based on the Specified Amount of the Policy. The administrative charge decreases after the first Policy year:

                                                         EACH OF            EACH POLICY MONTH
                                                  FIRST 12 POLICY MONTHS       THEREAFTER
                                                  ----------------------    -----------------
Specified Amount:
  Less than $250,000............................          $31.50*                 $6.50
  $250,000 to $499,999..........................           28.50*                  3.50
  $500,000 or more..............................           25.00*                  None

---------------

* Reduced by $5.00 for issue ages 0 through 17. Because issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey, no reduction in administrative charge will occur.

     Guaranteed Death Benefit Charge -- If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand of Policy Specified Amount and certain Rider amounts per month will be charged during the Guarantee Period. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

     Optional Insurance Benefits Charges -- The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider.

  Fund Charge

     The Company will assess a Fund Charge against Fund Value upon surrender of a Policy or reduction in the Specified Amount within fourteen years of the Policy Date or of a subsequent increase in Specified Amount. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge.

     Administrative Fund Charge -- The Administrative Fund Charge is equal to an amount per thousand of Specified Amount as follows:

                                                              ADMINISTRATIVE
ISSUE AGE*                                                     FUND CHARGE
----------                                                    --------------
0-25........................................................      $2.50
26..........................................................       3.00
27..........................................................       3.50
28..........................................................       4.00
29..........................................................       4.50
30 or higher................................................       5.00

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

     The amount of the charge remains level for five years. After the fifth year, the charge decreases by 10% per year until it reaches zero at the end of the 14th year. See "Fund Charge -- Administrative Fund Charge", page 34.

     Sales Fund Charge -- The Sales Fund Charge is equal to a percentage of the premiums paid in the first five years, up to a maximum amount of premiums called the Target Premium. The percentage of premiums varies by Age as follows:

ISSUE AGE*                                                    PERCENTAGE
----------                                                    ----------
0-17........................................................      50%
18-65.......................................................      75
66..........................................................      70
67..........................................................      65
68..........................................................      60
69..........................................................      55
70 or higher................................................      50

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

     The Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year. The Sales Fund Charge during the first two years that the Policy is in force is limited. See "Fund Charge -- Sales Fund Charge", page 34.

     Administrative Fund Charges and Sales Fund Charges are determined in a similar manner for increases in Specified Amount. Decreases in Specified Amount may result in immediate deduction of a portion of the Sales Fund Charge and Administrative Fund Charge from the Fund Value.

  Transaction and Other Charges

     A Partial Surrender Fee of the lesser of 2% of the amount surrendered and $25 will be assessed against the remaining Fund Value for any Partial Surrender or Preferred Partial Surrender. In addition, the Company reserves the right to charge a fee of $25 on transfers which exceed four in any Policy year.

     The operating expenses of the Variable Account are paid by the Company and certain charges, deductions, and fees are made or imposed to compensate the Company for these expenses and for the risk that the charges, deductions, and fees may not be sufficient to compensate the Company. Investment advisory fees and operating expenses of the Fund are paid by the Fund. For a description of these charges, see "Charges and Deductions," page 31.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The Fund Value under the Policy is currently subject to the same federal income tax treatment as the cash value under fixed life insurance. Therefore, generally the Policy Owner will not be deemed to be in constructive receipt of the Fund Value unless and until the Policy Owner is deemed to be in receipt of a distribution from the Policy. For information on the tax treatment of the Policy and on the tax treatment of a Full Surrender, a Partial Surrender, a Preferred Partial Surrender, or a Policy loan, see "Federal Income Tax Considerations," page 37.

TAX TREATMENT OF DEATH BENEFIT

     The death benefit under the Policy is currently subject to federal income tax treatment consistent with that of fixed life insurance. Therefore, generally the death benefit will be fully excludable from the gross income of the Beneficiary under the Internal Revenue Code. See "Federal Income Tax Considerations," page 37.

THE GUARANTEED INTEREST ACCOUNT

     The Policy Owner may allocate all or a portion of net premium payments and transfer Fund Value to the Guaranteed Interest Account, within specified limits. Amounts allocated to the Guaranteed Interest Account are held in the Company's General Account. The Company guarantees that the Fund Value allocated to the Guaranteed Interest Account will be credited interest daily at a rate equivalent to an effective annual rate of 5%. In addition, the Company may in its sole discretion pay interest in excess of the guaranteed amount. After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account will be .5% higher than otherwise applicable. This increase is not guaranteed. See "The Guaranteed Interest Account," page 43.

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the Policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

             INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America (the "Company") is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New
York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969.

     The Company is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"), a mutual life insurance company organized under the laws of the state of New York in 1842. The principal office of Mutual of New York is located at 1740 Broadway, New York, New York 10019. It is admitted to do business in all states, as well as the District of Columbia, and Puerto Rico. As of the end of 1997, Mutual of New York had over $72.7 billion of life insurance in force and consolidated assets of approximately $22.0 billion.

     At December 31, 1997, Mutual of New York had approximately $133.2 million invested in the Company to support its insurance operations. Mutual of New York intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, Mutual of New York is under no obligation to make such contributions, and its assets do not back the benefits paid under the Policies.

     In September 1997, Mutual of New York announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY America Variable Account L or the Policies.

     At May 1, 1998, the rating assigned to the Company by A. M. Best Company, Inc., an independent insurance company rating organization, was A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1996. At the same date, Mutual of New York was rated A- (Excellent) on the same basis. The A. M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

     The Company has a service agreement with Mutual of New York whereby Mutual of New York provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Policies itself, utilizing the services provided by Mutual of New York to meet its obligations under the Policies.

     MONY Securities Corp., a wholly owned subsidiary of Mutual of New York, is the principal underwriter for the Policies.

YEAR 2000 ISSUE

     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.

     The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.

     MONY Series Fund and the Accumulation Trust have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. MONY Series Fund and the Accumulation Trust prospectuses, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectus at page 20; Accumulation Trust prospectus at page 20.

MONY AMERICA VARIABLE ACCOUNT L

     The MONY America Variable Account L (the "Variable Account") is a separate investment account of the Company and at present is used only to support flexible premium variable life insurance policies. The assets in the Variable Account are kept separate from the General Account assets and other separate accounts of the Company.

     The Company owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account with a total market value equal to the Policy liabilities funded by the Variable Account. The Variable Account is divided into subdivisions called Subaccounts. The income, gains, or losses, realized or unrealized, of the Variable Account are credited to or charged against the assets held in the Variable Account without regard to the other income, gains, or losses of the Company. Assets in the Variable Account attributable to the reserves and other liabilities under the Policies are not chargeable with liabilities arising from any other business that the Company conducts. However, the Company may transfer to its General Account any assets which exceed anticipated obligations of the Variable Account. All obligations arising under the Policy are general corporate obligations of the Company. The Company may accumulate in the Variable Account proceeds from various Policy charges and investment results applicable to those assets.

     The Variable Account was established on March 27, 1987 under Arizona law under the authority of the Board of Directors of Company. The Variable Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.

     There are currently nine Subaccounts within the Variable Account available to the Policyholder. Each Subaccount invests exclusively in shares of a designated Portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These Portfolios are available to serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company as well as other life insurance companies, and may be available to certain pension accounts. They are not available directly to individual investors. The Company may in the future establish additional Subaccounts within the Variable Account, which may invest in other Portfolios of the Funds or in other securities. Not all Subaccounts are available to the Policy Owner.

THE FUNDS

     Each Subaccount of the Variable Account currently invests only in shares of a corresponding Portfolio of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds"). The Funds are diversified, open end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.

     Of the seven separate Portfolios of the MONY Series Fund, currently only four portfolios ("Portfolios"), each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account available to the Policy Owner. The Company acts as the investment manager of the MONY Series Fund. The Company is a registered investment adviser under the Investment Advisers Act of 1940. As investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of 0.50 percent of the first $400 million, 0.35 percent of the next $400 million. and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Intermediate Term Bond, Long Term Bond, and Government Securities Portfolios of the MONY Series Fund, and 0.40 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Money Market Portfolio of the MONY Series Fund, as described in the accompanying current prospectus for the MONY Series Fund. The Company, as investment adviser, has agreed to bear all expenses associated with organizing the Fund, the initial registration of its securities and the compensation of the Fund's directors, officers and employees who are interested persons of the Company. All other expenses, including the calculation of the net asset value of the Portfolios, will be borne by the Fund itself. The Company has entered into a Services Agreement with Mutual of New York for the provision of personnel, equipment, facilities and other services, in order to carry out its duties as investment adviser to the Fund.

     Of the five separate Portfolios of the Accumulation Trust, currently all five separate Portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Enterprise Capital Management, Inc., a wholly owned subsidiary of Mutual of New York, ("Enterprise Capital") acts as the investment manager of the Accumulation Trust. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive, effective on and after May 1, 1996, from the Accumulation Trust monthly compensation with respect to the Equity and Managed Portfolios that it advises at an annual rate of 0.80 percent of the first $400 million of the aggregate average daily net assets of those portfolios, 0.75 percent of the next $400 million of the aggregate average daily net assets of those portfolios, and 0.70 percent of the aggregate average daily net assets of those portfolios which exceed $800 million. OpCap Advisors, formerly known as Quest for Value Advisors, a subsidiary of Oppenheimer Capital, as the sub-investment adviser to the Equity and Managed Portfolios of the Accumulation Trust, will receive, effective on and after May 1, 1996 from Enterprise Capital and not the Accumulation Trust, 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Equity and Managed Portfolios. Gabelli Asset Management, Inc. (formerly GAMCO Investors, Inc.), as sub-investment adviser to the Small Company Value Portfolio (formerly the Small Cap Portfolio) of the

Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust, 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Small Company Value Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the International Growth Portfolio that it advises at an annual rate of 0.85 percent of the aggregate average daily net assets of the International Growth Portfolio, and Brinson Partners, Inc., as the subinvestment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, 0.4495 percent (53% of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the High Yield Bond Portfolio that it advises at an annual rate of 0.60 percent of the aggregate average daily net assets of the High Yield Bond Portfolios, and Caywood-Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, 0.30 percent (0.252 percent for assets in excess of $100 million) of the aggregate average daily net assets of the High Yield Bond Portfolio.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds, means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT

     The shares of each Portfolio are purchased by the Company for the corresponding Subaccount at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless the Company, on behalf of the Variable Account, elects otherwise. Fund shares will be redeemed by the Company at their net asset value to the extent necessary to make payments under the Policies.

     Shares of the Funds are offered only for purchase by separate accounts of insurance companies, which may or may not be affiliated with the Company, or with each other. This is called "shared funding." They may also sell shares to separate accounts to serve as an investment medium for variable life insurance policies and for variable annuity contracts. Thus, the Funds serve as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." The Company currently does not foresee any disadvantages to Policy Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Funds serve as an investment medium might at some time be in conflict. However, the Company's and the MONY Series Fund's Boards of Directors, the Accumulation Trust's Board of Trustees, and any other insurance companies that participate in the Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. The Funds' Boards are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     A summary of the investment objectives of each of the Portfolios of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of each Fund, including information on the risks associated with the investment and investment techniques of each of the Portfolios.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

  The Money Market Portfolio

     The investment objective of the Money Market Portfolio is to seek maximum current income consistent with preservation of capital and maintenance of liquidity. The Money Market Portfolio attempts to achieve this objective by investing in money market instruments. MONY Series Fund offers this Portfolio.

  The Government Securities Portfolio

     The investment objective of the Government Securities Portfolio is the maximum current income over the intermediate term consistent with the preservation of capital, through investment in highly-rated debt securities, U.S. Government obligations, and money market instruments, with a dollar weighted average life of up to ten years at the time of purchase. MONY Series Fund offers this Portfolio.

  The Intermediate Bond Portfolio

     The investment objective of the Intermediate Bond Portfolio is to maximize income over the intermediate term consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. MONY Series Fund offers this Portfolio.

  The Long Term Bond Portfolio

     The investment objective of the Long Term Bond Portfolio is to maximize income over the longer term consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing in highly-rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. MONY Series Fund offers this Portfolio.

  The Equity Portfolio

     The investment objective of the Equity Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this Portfolio.

  The Small Company Value Portfolio

     The Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing in a diversified portfolio of primarily equity securities of companies with market capitalization of under $1 billion. Prior to May 1, 1998, the Small Company Value Portfolio was known as the Small Cap Portfolio. No change in the operation of this Portfolio resulted from the change in name. The Accumulation Trust offers this Portfolio.

  The Managed Portfolio

     The investment objective of the Managed Portfolio is to provide growth of capital over time. The Portfolio seeks to achieve this investment objective by investing in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary over time based on the investment manager's assessment of the relative investment values. The Accumulation Trust offers this Portfolio.

  The International Growth Portfolio

     The investment objective of the International Growth Portfolio is to provide capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this portfolio.

  The High Yield Bond Portfolio

     The investment objective of the High Yield Bond Portfolio is to provide maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this portfolio.

                                   THE POLICY

     The variable life insurance benefits of the Policies are funded through the Policy Owner's Fund Value in the Variable Account and the Guaranteed Interest Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

APPLICATION FOR A POLICY

     The Policy is designed to meet the needs of individuals and for corporations who wish to provide coverage and benefits for key employees. Individuals wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Except for Policies offered or issued for delivery in the States of Maryland and New Jersey, a Policy can be issued on the life of an Insured for Ages up to and including Age 80 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.

     The minimum Specified Amount which may be applied for is $100,000. However, the Company also reserves the right to revise its rules from time to time to specify a different minimum Specified Amount at issue for subsequent issued Policies.

     Each Policy is issued with a Policy Date, which is the date used to determine the Monthly Anniversary Day, Policy Months, Policy Years, and Policy monthly, quarterly, semiannual and annual Anniversaries. The Policy Date will be stated on Page 1 of the Policy. The Policy Date will normally be the later of the date that delivery of the Policy is authorized by the Company (the "Policy Release Date") or the Policy Date requested in the application. Except as provided under the temporary insurance procedures defined below, no premiums may be paid with the application.

  Temporary Insurance Coverage

     If an applicant desires interim insurance coverage prior to the Policy Release Date, a Temporary Insurance Agreement is available. At the time an application is accepted by a licensed agent of the Company, the applicant must satisfactorily complete and sign the Temporary Insurance Agreement Form and submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Coverage commences under the Temporary Insurance Agreement on the date the Temporary Insurance Agreement Form is signed and the required premium amount has been paid, or if later, the requested Policy Date. See "Premium Flexibility," page 17.

     Once the coverage under the Temporary Insurance Agreement commences, it generally will run until the Policy Release Date, but in no event for more than 90 days from the date the Temporary Insurance Agreement Form is signed. In addition, this temporary insurance coverage will also cease on the earliest of
(a) the 45th day after the Temporary Insurance Agreement Form is signed if the last of the medical exams and tests initially required under the Company's published underwriting rules has not been completed by the applicant, (b) 5 days after the Company sends notice to the applicant that it declines to issue any Policy, (c) the date the applicant informs the Company that the Policy will be refused, (d) the Policy Release Date, if the Policy is issued as applied for, or
(e) where the Policy is issued other than as applied for, the earlier of the 15th day after the Policy Release Date or the date the Policy takes effect. If death occurs during the period of temporary coverage, the death benefit will be
(i) the lesser of $500,000 or the insurance coverage applied for on the life of the proposed Insured (including any optional Riders), less (ii) the Deductions from Premium and the Monthly Deduction due prior to the date of death.

     During the period before the Policy Release Date, premiums paid with the application pursuant to the Temporary Insurance Agreement will be held in the Company's General Account. Except as provided below, interest will be credited on the premium (less any Deductions from Premiums) held in the Company's General Account. The interest rate will be set by the Company, but will not be less than 5 percent per year. If the Policy is issued and accepted, these amounts will be applied to the Policy. These premiums will be returned (without interest) to the applicant within 5 days after:

          (1) the date the applicant informs the Company at or before the Policy Release Date (or where the Policy is authorized for delivery other than as applied for, on or before the 15th day after the Policy Release Date) that the Policy will be refused; or

          (2) the date which is 30 days after the application is signed, if any medical exams or tests required by the Company have not yet been completed.

Premiums will be returned with interest to the applicant within 5 days after the date the Company sends notice to the applicant declining to issue any Policy on the Insured.

  Initial Premium Payment

     If the application is approved and the Policy is subsequently issued, the balance due (if any) of the first Scheduled Premium Payment, as specified in the Policy, is payable upon delivery of the Policy. The Policy will take effect on the date the Policy is accepted by the applicant and the initial Scheduled Premium Payment has been paid, or the Policy Date requested in the application, if later. If a specific Policy Date has not been requested or if the Policy Date requested is prior to the Policy Release Date, upon receipt of the balance due (if any), the amount attributable to the Policy (including any premiums held in the General Account under the Temporary Insurance Agreement plus any interest credited in the General Account, less Deductions from Premiums) will be transferred to the Money Market Subaccount of the Variable Account on the Policy Release Date pending expiration of the applicable Free Look Period. After such transfer, the Monthly Deduction due prior to or on the Policy Release Date will be made. Upon expiration of the Free Look Period, amounts to be allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts to be allocated to the Guaranteed Interest Account will be allocated to that Account. (See "Right to Examine A Policy -- Free Look Period," page 17.)

  Policy Date

     If a specific Policy Date has been requested which is later than the Policy Release Date, the amount attributable to the Policy will be initially held in the General Account until the Policy Date. On the Policy Date, the amount attributable to the Policy less any Deductions from Premiums for the period commencing with the Policy Date will be transferred to the Money Market Subaccount of the Variable Account pending expiration of the applicable Free Look Period. Upon the expiration of the applicable Free Look Period, amounts allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts allocated to the Guaranteed Interest Account will be allocated to that Account. See "Right to Examine A Policy -- Free Look Period," page 17.

     Subject to the Company's approval, a Policy may be backdated, but the Policy Date may not be more than six months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the initial Scheduled Premium Payment will include sufficient premium to cover additional charges incurred for the backdating period, since monthly deductions are made for the period the Policy Date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes which are used in calculating the cost of insurance and certain Rider charges. In assigning Insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, although other forms of underwriting may be used when deemed appropriate by the Company.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Free Look Period follows the application for the Policy and its issuance to the Policy Owner, and it also follows any application for an increase in Specified Amount and the issuance of an endorsement increasing the Specified Amount. The period runs to the latest of the date which is (a) 45 days after Part I of the application is signed, (b) 10 days (or longer in certain states) after the Policy Owner receives the Policy, or the endorsement of an increase in Specified Amount, as the case may be, or (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the Policy Owner. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund of the full amount of the premium paid. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Allocation of Net Premiums," page 19.

PREMIUMS

     The Policy is a flexible premium policy, and it provides considerable flexibility, subject to the limitations described below, to pay premiums at the Policy Owner's discretion.

  Premium Flexibility

     The Company requires a Policy Owner to pay an amount equal to at least the Minimum Monthly Premium to place the Policy in force. If the premiums are to be paid less often than monthly, the premium required to place the Policy in force is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of Scheduled Premium Payments. This Minimum Monthly Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 32), and underwriting class of the Insured, and any Riders added to the Policy. The Minimum Monthly Premium will be shown in the Policy. Thereafter, subject to the limitations described below, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     If on each Monthly Anniversary Day during the first two Policy years, the sum of all premiums paid, less any Outstanding Debt and less any Partial Surrenders (and their fees), is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. See "Grace Period and Lapse," page 29.

  Scheduled Premium Payments (Planned Premium Payments)

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums at fixed intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment amount on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner. The minimum Scheduled Premium Payment is equal to the Minimum Monthly Premium multiplied by 12 divided by the Scheduled Premium Payment frequency. Although reminder notices will be sent, the Policy Owner may not be required to pay Scheduled Premium Payments. (For Policies offered or issued for delivery in the Commonwealth of Massachusetts, the Policy Owner will determine a Planned Premium Payment that provides for the payment of level premiums at selected intervals over a specified period of time. For those Policy Owners, the term "Scheduled Premium Payment" used in this Prospectus, refers to Planned Premium Payments.)

     Premiums, other than the first, may also be paid monthly under the MONYMatic plan where the Policy Owner authorizes the Company to withdraw premiums from the Owner's checking account each month.

Based on the Policy Date, up to two Minimum Monthly Premiums must be paid in cash before the MONYMatic plan will be accepted by the Company. Under the MONYMatic plan, the day on which premiums are withdrawn will be the 15th of the month. Payment of the Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, unless one of the Guaranteed Death Benefit Riders has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Cash Value, less any Outstanding Debt. In addition during the first two Policy Years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy Months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if the Scheduled Premium Payments are made, if either of these two provisions do not apply, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

  Choice of Guaranteed Death Benefit Riders

     When application for the Policy is made, the applicant will also have the opportunity to choose from one of two Guaranteed Death Benefit Riders, which may extend the period that the Specified Amount of the Policy and certain Rider coverages will remain in effect. The two options vary primarily by the length of the Guarantee Period. The available Guarantee Periods are: (i) to the Insured's Age 75 or ten years from the Policy Date, whichever is later, (the "Ten Year/Age 75 Guarantee Period") or (ii) to the Maturity Date (the "Lifetime Guarantee Period"). An extra charge will be deducted from the Fund Value each month during the Guarantee Period. See "Guaranteed Death Benefits," page 23.

     In the event that on any Monthly Anniversary Day the Cash Value exceeds Outstanding Debt, the Guaranteed Death Benefit Rider will keep the Policy in force provided that the cumulative Monthly Guarantee Premium due to date has been paid. This amount depends on which of the two Guarantee Periods are chosen, as well as the Specified Amount of the Policy, the Insured's age, gender, smoking status and underwriting class, and any additional insurance benefits added by Rider. For Policies with no Rider coverage other than the Guaranteed Death Benefit Rider, the Monthly Guarantee Premium times 12 for the Lifetime Guarantee Period will be equal to the guideline annual premium for Death Benefit Option I determined in accordance with the federal income tax law definition of life insurance. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 37. The Monthly Guarantee Premium times 12 for the Ten Year/Age 75 Guarantee Period will be the Target Premium that is used to determine the maximum sales Fund Charge. See "Fund Charge," page 33. The guideline annual premium will always be higher than the Target Premium, so the required premium level for the Lifetime Guarantee Period will be greater than that required for the Ten Year/Age 75 Guarantee Period. Adding other optional insurance benefits by Rider to the Policy will increase the Monthly Guarantee Premium above those indicated.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the Scheduled Premium Payments for the Policy. (See Appendix C and D.)

     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

  Modified Endowment Contracts

     The amount, frequency and period of time over which a Policy Owner pays premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 39.

  Unscheduled Premium Payments

     Generally, the Policy Owner can make unscheduled premium payments at any time and in any amount as long as each payment is at least $250.00. The Company may reject or limit any premium payment (Scheduled or unscheduled) that would result in an immediate increase in the death benefit payable, although such a premium may be accepted with satisfactory evidence of insurability. A premium payment would result in an immediate increase if the death benefit under a Policy is, or upon acceptance of the premium would be, equal to a Policy Owner's Fund Value multiplied by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits under the Policy," page 20 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 37. If satisfactory evidence of insurability is not received, the payment, or a portion thereof may be returned. In addition, all or a portion of a premium payment will be rejected and returned to the Policy Owner if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Unscheduled premium payments will be treated as premium payments, and not as a repayment of Outstanding Debt, unless a Policy Owner requests otherwise. If the Policy Owner does request that the payment be treated as a repayment of Outstanding Debt, any portion of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are not deducted from payments used as a repayment of Outstanding Debt, but are deducted from any payment which constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If premium payments are stopped, temporarily or permanently, the Policy will continue in effect until the Cash Value less any Outstanding Debt can no longer cover the Monthly Deductions from the Fund Value for the Policy and any optional insurance benefits added by Rider. At that point, the Policy will lapse. See "Grace Period and Lapse," page 29. If the Minimum Monthly Premium requirements are satisfied during the first two Policy years, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt during this two year period. See "Premiums -- Premium Flexibility," page
17. If one of the Guaranteed Death Benefit Riders is in effect, the Specified Amount of the Policy and certain Rider coverages will remain in force until the end of the Guarantee Period if premium payments required by the Rider have been made and Cash Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. See "Guaranteed Death Benefits," page 23.

     Certain charges will be deducted from each premium payment. See "Charges and Deductions," page 31. The remainder of the premium, referred to as the "net premium", will be allocated as described below under "Allocation of Net Premiums."

ALLOCATION OF NET PREMIUMS

     In the application for the Policy, the Policy Owner selects the Subaccounts of the Variable Account or the Guaranteed Interest Account to which net premium payments will be allocated. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. The Fund Value will be automatically allocated according to the Policy Owner's instructions contained in the application at the end of the Free Look Period. Net premiums received after the Free Look Period will be allocated upon receipt among the Subaccounts of the Variable Account and the Guaranteed Interest Account according to the Policy Owner's most recent instructions. If instructions for allocation of premiums are not included in the application or are incomplete, all allocations will be made to the Money Market Subaccount until a subsequent notification of allocation percentages is received.

     Net premiums may be allocated in whole percentages to any number of Subaccounts and to the Guaranteed Interest Account, provided that no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%. Available allocation alternatives include the nine Subaccounts and the Guaranteed Interest Account.

     A Policy Owner may change the allocation of net premiums at any time by submitting a proper written request to the Company's Home Office. In addition, changes in net premium allocation instructions may be made by telephone if an authorization for telephone transfer form has been properly completed, signed and filed at the Company's Syracuse Operations Center. The Company reserves the right to discontinue telephone net premium allocation instructions. See "Telephone Transfer Privileges", page
49. The revised allocation percentages will be applied within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the Policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. That amount will be shown on the specifications page of the Policy and is called the "Specified Amount." The minimum Specified Amount is $100,000.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay death benefit proceeds to a named Beneficiary. Death benefit proceeds will consist of the death benefit under the Policy, plus any insurance proceeds provided by Rider, less any Outstanding Debt reduced by any Unearned Loan Interest (and, if in the Grace Period, further reduced by any overdue charges).

     Each Policy Owner may select one of two death benefit Options: Option I or Option II. Generally the applicant designates the death benefit Option in the application. If no Option is designated, Option I will be assumed by the Company to have been selected. Subject to certain restrictions, the Policy Owner can change the death benefit Option selected. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy.

  Option I

     Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The death benefit percentages vary according to the Age of the Insured and will be at least equal to the percentage defined in the Internal Revenue Code, which addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 37. The Death Benefit Percentage is 150% for an Insured at Age 40 or under, and it declines for older Insureds. A table showing the Death Benefit Percentages is in Appendix A to this prospectus and in the Policy. Policy Owners who are seeking to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, should choose Option I.

  Option II

     Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value on the date of death or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The Death Benefit Percentage is the same as that used in connection with Option I and is stated in Appendix A. The death benefit under Option II will always vary as Fund Value varies. Therefore, Policy Owners who seek to have favorable investment performance reflected in increased insurance coverage should choose Option II.

  Examples of Options I and II

     The following examples demonstrate the determination of death benefits under Options I and II. The examples show three Policies -- Policies 1, 2, and 3 -- with the same Specified Amount, but Fund Values that vary as shown, and which assume an Insured is Age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a Monthly Anniversary Day.

                                                              POLICY 1   POLICY 2   POLICY 3
                                                              --------   --------   --------
Specified Amount............................................  $100,000   $100,000   $100,000
Fund Value on Date of Death.................................  $ 35,000   $ 60,000   $ 85,000
Death Benefit Percentage....................................       150%       150%       150%
Death Benefit under Option I................................  $100,000   $150,000   $212,500
Death Benefit under Option II...............................  $135,000   $160,000   $212,500

     Under Option I, the death benefit for Policy 1 is equal to $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000 X 150%=$87,500). In contrast, for both Policies 2 and 3 under Option I, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000 X 150%=$150,000 for Policy 2; $85,000 plus
$85,000 X 150%=$212,500 for Policy 3) is greater than the Specified Amount ($100,000), so the death benefit is equal to the higher value. Under Option II, the death benefit for Policy 1 is equal to $135,000 since the death benefit is the greater of Specified Amount plus Fund Value ($100,000 + $35,000=$135,000) or the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000 X 150%=$87,500). Similarly, in Policy 2, Specified Amount plus Fund Value ($100,000 + $60,000=$160,000) is greater than Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000 X 150%=$150,000). In contrast, in Policy 3, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($85,000 plus $85,000 X 150%=$212,500) is greater than the Specified Amount plus Fund Value ($100,000 X $85,000=$185,000), so the death benefit is equal to the higher value.

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

  Changes in Death Benefit Option

     A Policy Owner may request that the death benefit under the Policy be changed from Option I to Option II, or from Option II to Option I. Changes in the death benefit Option may be made on any Monthly Anniversary Day and should be made in writing to the Company's Home Office. A change from Option II to Option I may be made without evidence of insurability; a change from Option I to Option II will require evidence of insurability satisfactory to the Company. The effective date of any such change requested between Monthly anniversaries will be the next Monthly Anniversary Day after the change is accepted.

     A change in the death benefit from Option I to Option II is accomplished by reducing the Specified Amount of the Policy by the amount of the Policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. Although there is no immediate change in the total death benefit, the change to Option II will affect the determination of the death benefit from that point on since the Fund Value will then be added to the new Specified Amount, and the death benefit will then vary with Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     A change in the death benefit from Option II to Option I will result in a decrease in the death benefit payable under the policy. The Specified Amount of the Policy remains the same before and after the change; however, the death benefit is reduced to an amount equal to the Specified Amount. From that point on, the death benefit will equal the Specified Amount (or, if higher, the Fund Value times the applicable Death Benefit Percentage, as required by the federal tax law definition of life insurance). The change in Option will generally reduce the death benefit payable in the future.

     A change in death benefit Option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk, which generally is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance," page 32. Assuming that the Policy's death benefit is not based on the Death Benefit Percentage under either Option I or II, changing from Option II to Option I will generally decrease the net amount at risk, and therefore decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     A Policy Owner may request an increase or decrease in the Specified Amount under a Policy subject to approval from the Company. A change in Specified Amount may be made at any time after the second Policy anniversary. Increases in Specified Amount are not permitted on or after the Insured's Age 81. For Policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted on or after the Insured's Age 66. Increasing the Specified Amount will generally increase the death benefit payable under the Policy, and decreasing the Specified Amount will generally decrease the death benefit payable. The amount of change in the death benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the death benefit under the Policy is being calculated using the Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the Policy is in force and the subsequent level of Policy values. For example, an increase in Specified Amount may increase the net amount at risk under a Policy, which will increase a Policy Owner's cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a Policy Owner's cost of insurance charges over time.

     Any request for an increase or decrease in Specified Amount must be made by written application to the Company's Home Office. It will become effective on the Monthly Anniversary Day on or next following the Company's acceptance of the request. If the Policy Owner is not the Insured, the Company may also require the consent of the Insured before accepting a request.

  Increases

     Additional evidence of insurability satisfactory to the Company will be required for an increase in Specified Amount. An increase will not be given for increments of Specified Amount less than $10,000.

     A requested increase in the Specified Amount will create a new "coverage segment" for which cost of insurance and other charges will be computed separately. See "Charges and Deductions," page 31. In addition, the Fund Charge associated with the Policy will increase. The Fund Charge for the increase is calculated in a similar manner as for the original Specified Amount. The Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted prospectively to reflect the increase in Specified Amount. If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all segments. Fund Value will also be allocated to each coverage segment.

     You will have the right to cancel an increase in the Specified Amount within the later of (i) 45 days after Part I of the application for the increase is signed, (ii) ten days (or longer in certain states) after receipt of the Policy endorsement applicable to the increase, or, (iii) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The Policy Fund Charge will also be adjusted to the amount which would have existed had the increase never taken place.

  Decreases

     Any decrease in Specified Amount (whether specifically requested by the Policy Owner or as a result of a Partial Surrender or a death benefit Option change) will first be applied to reduce the coverage segments of Specified Amount associated with the most recent increases, then the next most recent increases successively, and finally to the original Specified Amount. A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

     If the reduction decreases the Specified Amount during the Fund Charge period, the Fund Charge on the remaining Specified Amount will be reduced; however, an amount equal to the reduction in the Fund Charge will be deducted from the Fund Value. See "Fund Charge," page 33. Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (i) if compliance with the guideline premium limitations under federal tax law resulting from the requested decrease would result in immediate termination of the Policy, or (ii) if, to effect the requested decrease, payments to the Policy Owner would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Surrender Value under the Policy. If we not approve a change you have requested, we will send you a written notice of our decision about making the change. See "Federal Income Tax
Considerations -- Definition of Life Insurance," page 37.

GUARANTEED DEATH BENEFITS

     Generally, the length of time the Policy remains in force depends on the Cash Value less the Outstanding Debt of the Policy. Because the charges that maintain the Policy are deducted monthly from the Fund Value, coverage will last as long as the Cash Value less the Outstanding Debt of the Policy is sufficient to pay these charges. See "Grace Period and Lapse," page 29. The investment experience of any amounts in the Subaccounts of the Variable Account and the interest earned in the Guaranteed Interest Account will affect the amount of the Fund Value and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

     When application for a Policy is made, the Policy Owner will have the opportunity to choose from one of two Guaranteed Death Benefit Riders, which may extend the period that the Specified Amount of the Policy and certain other Rider coverages will remain in effect if the Subaccounts suffer adverse investment experience. The two options vary primarily by the length of time which they cover, which is called the Guarantee Period. Premiums required by the Rider vary depending on the Guarantee Period chosen. See "Choice of Guaranteed Death Benefit Riders," page 18.

     Although the premiums required under the Rider for the two options are different, determination as to whether either of the Guaranteed Death Benefit Riders will remain in effect are similar. On each Monthly Anniversary Day, two tests will be performed: under the first test Cash Value must exceed Outstanding Debt; and under the second test (i) the actual premiums paid, less the amount of any Partial Surrenders (and any fees imposed as a result of the Partial Surrender) must equal or exceed (ii) the Monthly Guarantee Premium for the Rider chosen times the number of complete months since the Policy Date. If the Policy fails to meet either test on any Monthly Anniversary Day, the Guarantee Period, and therefore the Guaranteed Death Benefit Rider, will terminate. Once terminated, the Guaranteed Death Benefit Rider can not be reinstated.

     There is a Grace Period for this Rider. See "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect", page 30.

     There is a charge for the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Charge," page 23. This charge will end at the conclusion of the Ten Year/Age 75 Guarantee Period if that Rider is chosen, and it will end for either Rider if at any time the Policy fails the monthly tests.

     Please refer to the Policy for additional information on the Guaranteed Death Benefit Riders.

     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, a Policy Owner may elect to add one or more of the optional insurance benefits described below to the Policy at the time of application for a Policy. These other optional insurance benefits are added to the Policy by Rider. A charge will be deducted monthly from the Fund Value for each optional insurance benefit added to the Policy. See "Charges and Deductions," page 31. The amounts of these benefits are fully guaranteed at issue, and they can be canceled by the Policy Owner at any time. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on the Policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 39. An insurance agent authorized to sell the Policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available Riders other than those listed below. Contact an insurance agent authorized to sell the Policy for a complete list of the Riders available.

  Waiver of Monthly Deductions Rider

     This Rider provides that during a covered disability of the Insured, while the Policy remains in force, the monthly administrative charges, cost of insurance charges and Rider charges will be waived and therefore not deducted from the Fund Value. This Rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider.

  Accidental Death Benefit Rider

     This Rider will pay the benefit amount selected if the Insured dies as a result of an accident after the Insured's Age 5 and prior to Age 70. A benefit equal to twice the Rider amount is payable if accidental death occurs as the result of riding as a passenger in a public conveyance then being operated commercially to transport passengers for hire. The maximum amount of coverage is the initial specified amount but not more than the greater of $100,000 total coverage of all such insurance in the Company or in any insurance company affiliate of the Company nor more than $200,000 of all such coverages, regardless of insurance companies issuing such coverages.

  Purchase Option Rider

     This Rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the Insured remains insurable. Increases under this Rider may be added on the Policy anniversary when the Insured's Age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon marriage of the Insured, or the birth of a child of the Insured, or upon the legal adoption of a child by the Insured. A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Spouse's Term Rider

     This Rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's Age 80. The minimum amount of coverage is $25,000 and the maximum amount of coverage equals the Specified Amount of the Policy. The Rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the Spouse's Age 65 or 5 years from the issue of the Rider, if later.

  Children's Term Insurance Rider

     This Rider provides term insurance coverage on the lives of the children of the Insured under age 18 which continues to the Policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the Rider coverage it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

  Benefits at Maturity

     If the Insured is living on the Maturity Date, the Company will pay to the Policy Owner, as an endowment benefit, the Surrender Value of the Policy. Payment ordinarily will be made within seven days of the Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments," page 46.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and any Guaranteed Interest Account, as well as the amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     On each Valuation Date, the portion of the Fund Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. On each Monthly Anniversary Day, the portion of the Fund Value allocated to a particular Subaccount also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Fund Value," page 25. No minimum amount of Fund Value is guaranteed. A Policy Owner bears the risk for the investment experience of Fund Value allocated to the Subaccounts.

  Cash Value

     The Cash Value of the Policy equals the Fund Value less the Fund Charge. Thus, the Fund Value will exceed the Policy's Cash Value by the amount of the Fund Charge. Once the Fund Charge has expired, the Fund Value will equal the Cash Value.

  Surrender Value

     The Surrender Value of the Policy equals the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest. The Owner can surrender a Policy at any time while the Insured is living and receive its Surrender Value. See "Full Surrender," page 28.

DETERMINATION OF FUND VALUE

     Although the death benefit under a Policy can never be less than the Policy's Specified Amount, the Fund Value will vary depending upon several factors, including the investment performance of the Subaccounts to which Fund Value has been allocated, payment of premiums, the amount of any Outstanding Debt, Partial Surrenders, Preferred Partial Surrenders, and the charges assessed in connection with the Policy. There is no guaranteed minimum Fund Value and the Policy Owner bears the entire investment risk relating to the investment performance of Fund Value allocated to the Subaccounts.

     The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The value of the Subaccounts will reflect the investment experience of the corresponding Portfolio. The investment experience reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Variable Account, elects otherwise. The Subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the Subaccounts are measured in terms of Units, which are a measure of value used for bookkeeping purposes. The value of amounts invested in each Subaccount is represented by the value of the Units credited to the Policy for that Subaccount. On any given day, the amount in a Subaccount of the Variable Account is equal to the Unit value times the number of Units credited to the Policy in that Subaccount. The Units of each Subaccount will have different Unit values.

     Units of a Subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the Loan Account) are allocated to that Subaccount. Units are redeemed (debited) to make Partial Surrenders, Preferred Partial Surrenders, to transfer amounts from a Subaccount (including transfers to the Loan Account), and to pay the death benefit when the Insured dies. Units are also redeemed to pay the monthly deductions from the Policy's Fund Value, for Policy transaction charges, and to pay Fund Charges, if any. The number of Units purchased or redeemed in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Unit Value of the affected Subaccount, calculated after the close of business that day. The number of Units changes only as a result of Policy transactions or charges; the number of Units credited will not change because of subsequent changes in Unit Value.

     Transactions are processed as of the Transaction Date. The Transaction Date is the date a premium or an acceptable written or telephone request is received at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date, or after the close of business on a Valuation Date (that is, after 4:00 p.m. Eastern Time), the Transaction Date will be the next succeeding Valuation Date. All Policy transactions are performed as of a Valuation Date. If a Transaction Date or Monthly Anniversary Day occurs on a day other than a Valuation Date (e.g., on a Saturday), the calculation will take place on the next Valuation date (e.g., on the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Unit Value of a Subaccount on any Valuation Date is calculated by the Company on every Valuation Date as follows:

          1. Calculate the value of the shares of the Portfolio belonging to the Subaccount as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, the Net Asset Value per share reported to the Company by the managers of the Portfolio is used.

          2. Add the value of any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. Subtract from this amount a charge for taxes, if any.

          3. Subtract a charge for the mortality and expense risk assumed by the Company under the Policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge", page 32. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          4. Divide the resulting amount by the number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

The Unit Value of each Subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF FUND VALUE

     Fund Value may be transferred after the Free Look Period among the Subaccounts by the Policy Owner upon proper written request to the Company's Home Office. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the Company's Syracuse Operations Center. See "Telephone Transfer Privileges," page
49. Currently, there are no limitations on the number of transfers between Subaccounts, no minimum amount required for a transfer, nor any minimum amount required to remain in a given Subaccount after a transfer. Further, no transfer may be made if a Policy is in the Grace Period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 29. No charges are currently imposed upon such transfers. The Company reserves the right, however, at a future date to assess a $25 transfer charge on Policy transfers in excess of four in any Policy year and to discontinue telephone transfers. For Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company guarantees that no transfer charge will be imposed on transfers made within one year from the date the Policy is issued.

     Fund Value may also be transferred after the Free Look Period and within specified limits from the Subaccounts to the Guaranteed Interest Account; however, such a transfer will only be permitted in the Policy month following a Policy Anniversary. Transfers from the Guaranteed Interest Account to the Subaccounts are also restricted as described in "The Guaranteed Interest Account," page 43.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date or an increase in the Specified Amount, the Policy Owner may exercise the right to exchange the Policy from one in which the investment experience is not guaranteed into a guaranteed Policy. This is accomplished by the transfer of the entire amount in the Subaccounts of the Variable Account to the Guaranteed Interest Account, and the allocation of all future premium payments to the Guaranteed Interest Account. This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will be imposed on the transfer in exercising this exchange privilege. See "The Guaranteed Interest Account," page 43.

POLICY LOANS

     The Policy Owner may borrow money from the Company at any time using the Policy as the only security for the loan by submitting a proper written request to the Company's Home Office. A loan may be taken any time a Policy has a positive Cash Value. The minimum loan that can be taken is $250. The maximum amount that can be borrowed at any time is 90% of the Cash Value of the Policy less any Outstanding Debt. (If the loan is requested on a Monthly Anniversary Day, the maximum loan amount is further reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in advance at an annual rate of 5.4%. Since interest is payable in advance, a Policy loan will generate Outstanding Debt which exceeds the loan amount. For example, a $10,000 loan taken on the first day of the Policy year will generate Outstanding Debt of $10,575. Interest on the full amount of any Outstanding Debt is due for each subsequent Policy year on the Policy Anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The Owner may repay all or part of the Outstanding Debt at any time while the Policy is in force. Only payments indicated as loan or interest payments will be treated as such. Loan repayments reduce the Outstanding Debt by the amount of the payment plus a factor reflecting the interest previously paid in advance for that Policy year on the Outstanding Debt. For example, a loan repayment of $10,000 on the first day of the Policy year will reduce the Outstanding Debt by $10,575. The difference between the loan repayment and the reduction in the Outstanding Debt is referred to as Unearned Loan Interest. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a Scheduled Premium Payment.

     When a Policy Owner takes a loan, an amount equal to the loan is transferred out of the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. The Policy Owner may, within certain limits, specify the amount or the percentage of the loan amount to be deducted from the Subaccounts. The maximum portion of the loan which may be allocated to the Guaranteed Interest Account is equal to the Guaranteed Interest Account's prorated portion of the loan based on the Fund Values on the date of the loan. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. Each Policy Anniversary, an amount equal to the loan interest due and unpaid for the Policy Year will be transferred to the Loan Account from the Subaccounts and Guaranteed Interest Account on the basis specified by the Policy Owner, or, if not specified, on a proportional basis.

     The Loan Account is a part of the Company's General Account. Amounts held in the Loan Account are credited monthly with a fixed rate of interest equal to an annualized rate of 5.0%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be .5% higher than otherwise applicable. This increase is not guaranteed.

     Loan repayments release funds from the Loan Account. Unless otherwise requested by a Policy Owner, amounts released from the Loan Account as a result of a loan repayment will be transferred into the Subaccounts and Guaranteed Interest Account in accordance with the most recent allocation instructions for Scheduled Premium Payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     While the amount to secure the Outstanding Debt is held in the Loan Account, the Policy Owner forgoes the investment experience of the Subaccounts and the current interest rate of the Guaranteed Interest Account on that amount. Thus Outstanding Debt, whether or not repaid, will have a permanent effect on the Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt reduced by any Unearned Loan Interest will be deducted from the amount of death benefit paid upon the death of the Insured, or the Surrender Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the Policy remains in force. After the second Policy Anniversary, the Policy will lapse when Cash Value minus Outstanding Debt is insufficient to cover the monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day and the minimum payment required is not made during the Grace Period. Moreover, the Policy may enter the Grace Period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the Guarantee Period under the Guaranteed Minimum Death Benefit Rider may end if Outstanding Debt exceeds the Cash Value of the Policy. Additional payments or repayment of a portion of Outstanding Debt may be required to keep the Policy or Rider in force. See "Grace Period and Lapse," page 29.

     A loan will not be treated as a distribution from the Policy and will not result in taxable income to the Policy Owner unless the Policy is a modified endowment contract, in which case a loan will be treated as a distribution that may give rise to taxable income. For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 37.

FULL SURRENDER

     A Policy Owner may fully surrender a Policy at any time during the life of the Insured. The amount received in the event of a full surrender is the Policy's Surrender Value, which is equal to its Fund Value less any applicable Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

     A Policy Owner may surrender a Policy by sending a written request together with the Policy to the Company's Home Office. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. A Policy Owner may elect to have the proceeds paid in cash or applied under a payment plan offered under the Policy. See "Payment Plan," page 46. For information on the tax effects of a surrender of a Policy, see "Federal Income Tax Considerations," page 37.

PARTIAL SURRENDER

     A Partial Surrender allows the Policy Owner to obtain a portion of the Surrender Value of the Policy without having to surrender the Policy in full. A Partial Surrender may be made after the second Policy anniversary. There is currently no limit on the number of Partial Surrenders allowed in a Policy year, but the Company reserves the right to limit the number of Partial Surrenders to 12 per year.

     A Partial Surrender must be for at least $500 (plus the applicable fee), and the Policy's Surrender Value after the Partial Surrender must be at least $500.

     The Policy Owner may make a Partial Surrender by submitting a proper written request to the Company's Home Office. As of the effective date of any Partial Surrender, the Policy Owner's Fund Value, Cash Value, and Surrender Value will be reduced by the amount surrendered (plus the applicable fee). The amount of the Partial Surrender (plus the applicable fee) will be allocated proportionately to the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account unless otherwise requested by the Policy Owner. If the Insured dies after the request for a Partial Surrender is sent to the Company and prior to the Partial Surrender being effected, the amount of the Partial Surrender will be deducted from the death benefit proceeds, which will be determined without taking into account the amount surrendered.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option I, the Specified Amount under the Policy is decreased by the lesser of (i) the amount of the Partial Surrender or (ii) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the Partial Surrender. A Partial Surrender will not change the Specified Amount of a Policy on which the Owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the Partial Surrender will reduce the death benefit by the amount of the Partial Surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the Insured, a Partial Surrender may cause the death benefit to decrease by an amount greater than the amount of the Partial Surrender. See "Death Benefits under the Policy," page 20.

     A fee for each Partial Surrender will be assessed. See "Charges and Deductions -- Transaction and Other Charges", page 35. In addition, a portion of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge," page 33.

     For information on the tax treatment of Partial Surrenders, see "Federal Income Tax Considerations," page 37.

PREFERRED PARTIAL SURRENDER

     A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the Policy Owner to receive amounts up to 10% of the Cash Value of the Policy each year (on the date the first request for a Partial Surrender is received in a Policy Year). The Partial Surrender Fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

GRACE PERIOD AND LAPSE

     In general, the Policy and all Riders attached to it will continue in force as long as the Cash Value less Outstanding Debt of the Policy is sufficient to pay all the deductions that are taken from Fund Value each month. The Policy will lapse only when the Cash Value less Outstanding Debt is insufficient to cover the current monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day, and a 61-day Grace Period expires without the Policy Owner making a sufficient payment.

  Special Rule for First Two Policy Years

     During the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and its fees) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premiums times the number of completed Policy months, the Policy and all attached Riders are guaranteed not to lapse, regardless of the amount of Cash Value less Outstanding Debt.

     If the insufficiency occurs at any time after the second Policy anniversary, or if the Minimum Monthly Premium test has not been met during the first two Policy years, the Policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect, as explained below.

  If Guaranteed Death Benefit Rider Is Not in Effect

     If an insufficiency occurs and a Guaranteed Death Benefit Rider is not in effect, the Owner must pay during the Grace Period the amount required under the Policy to avoid Lapse. In addition, payment of any loan interest accrued for the Policy year but unpaid as of the Monthly Anniversary Day when insufficiency occurs may be required prior to the end of the Grace Period.

     The Company will not accept any payment if it would cause the Policy Owner's total premium payments to exceed the maximum permissible premium for the Policy's Specified Amount under the Internal Revenue Code. This may occur when the Policy Owner has Outstanding Debt, in which case the Policy Owner could repay a sufficient portion of the Outstanding Debt to avoid termination. In this instance, the Policy Owner may wish to repay an additional portion of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Specified Amount, the Policy Owner may also wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Cash Value of the Policy less Outstanding Debt is insufficient to cover the entire monthly deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. During the first two Policy years, the payment required is the amount of Minimum Monthly Premium not paid plus not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly Premiums remaining until the next Scheduled Premium due date). After the Second Policy anniversary, the payment required is the amount of the Monthly Deduction not paid plus not less than two succeeding Monthly Deductions (or the number of Monthly Deductions remaining until the next Scheduled Premium due date), grossed up by the amount of the Deductions from Premiums (see "Charges and Deductions -- Deductions from Premiums", page 31). The Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium Payment allocation instructions. Any monthly deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions and any Outstanding Debt reduced by any Unearned Loan Interest.

  If Guaranteed Death Benefit Rider Is in Effect

     If a Guaranteed Death Benefit Rider is in effect and the tests for continuation of the Guarantee Period have been met, the Specified Amount of the Policy and most Rider coverages will not lapse during the Guarantee Period even if the Cash Value less Outstanding Debt is not sufficient to cover all the deductions from the Fund Value on any Monthly Anniversary Day. See "Guaranteed Death Benefits", page 30.

     While the Guaranteed Death Benefit Rider is in effect, the Fund Value of the Policy may be reduced by Monthly Deductions, but not below zero. Any Monthly Deductions during the Guarantee Period which would reduce the Fund Value below zero will be waived.

     The Guaranteed Death Benefit Rider will be terminated if the Policy does not meet the monthly tests, as explained in "Guaranteed Death Benefits", page 30, and the payment required under the Riders is not made within the Grace Period. If the Guaranteed Death Benefit Rider is terminated, the normal test for lapse will resume.

     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as described in the immediately preceding section entitled "If the Guaranteed Death Benefit Is Not In Effect".

  Reinstatement

     The Company will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Surrender Value) at any time within five years after the Monthly Anniversary Day immediately before the start of the Grace Period but before the Maturity Date, provided the Company receives the following: (i) a written application from the Policy Owner; (ii) evidence of insurability satisfactory to the Company; (iii) payment of all monthly deductions that were due and unpaid during the Grace Period; (iv) payment of an amount at least sufficient to keep the Policy in force for three months after the date of reinstatement; and (v) payment of due and unpaid interest on Outstanding Debt to the next succeeding Policy Anniversary Day.

     When the Policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse, subject to the following: (i) the Fund Charge will be equal to the Fund Charge that would have existed had the Policy been in force since the original Policy Date; (ii) the Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period which the Policy was not in force; (iii) any Outstanding Debt on the date of lapse will also be reinstated; and, (iv) no interest on amounts held in the Company's Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Anniversary Day on or preceding the date of approval by the Company, and Fund Value minus, if applicable, Outstanding Debt will be allocated among the Subaccounts and the Guaranteed Interest Account in accordance with the Policy Owner's most recent Scheduled Premium Payment allocation instructions.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to allocation of the net premium to the Policy Owner's Fund Value. These charges consists of the following items:

  Sales Charge

     The sales charge is equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid during Policy years 11 through 20, and none thereafter.

     The sales charge is deducted to compensate the Company for the cost of distributing the Policies. The amount derived by the Company from the sales charge is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. If surrendered within 15 years after issuance, or within 15 years following an increase in the Specified Amount, the Policy will also be subject to a Fund Charge, which is described on page 33. To the extent that sales and distribution expenses exceed sales charges and any amounts derived from the sales Fund Charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

  Tax Charges

     All states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to 2.0% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%, and, therefore, the 2% deduction may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. The 2.0% rate approximates the average tax rate the Company expects to pay on premiums. The Company does not expect to make a profit from this charge.

     A charge currently equal to 1.25% of each premium payment is deducted from each premium to cover the estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums received. The Company believes this charge for deferred acquisitions costs is reasonable in relation to the Company's increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from a Policy Owner are not subject to this tax.

     The Company reserves the right to increase or decrease charge for taxes due to any change in tax law or due to any change in the cost to the Company.

DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT

  Mortality and Expense Risk Charge

     Each day a charge is deducted for mortality and expense risks assumed by the Company. During the first 10 Policy years, this charge is equal to .002055% per day of the amount in the Subaccounts of the Variable Account, which is equivalent to an annual rate of .75% of the portion of the Policy Fund Value allocated to the Variable Account. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. It is expected that this will be an amount equal to .04167% of the Subaccount amount. This is equivalent to 0.5% on an annualized basis. This amount, which is not guaranteed, will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy anniversary.

     The mortality and expense risk charge is assessed to compensate the Company for assuming mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet the Company's actual claims. The expense risk the Company assumes is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses. The Company will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. The Company may use this profit for other purposes, including any distribution expenses not covered by the sales charge or Sales Fund Charge.

     This charge is not assessed against the amount of the Policy Fund Value which is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

MONTHLY DEDUCTIONS FROM FUND VALUE

     A charge called the monthly deduction is deducted from a Policy's Fund Value in the Subaccounts and Guaranteed Interest Account beginning on the Policy Date and on each Monthly Anniversary Day thereafter. The monthly deduction consists of the following items:

  Cost of Insurance

     This monthly charge compensates the Company for the anticipated cost of paying death benefits in excess of Fund Value to Beneficiaries of Insureds who die. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under a Policy at the beginning of the Policy Month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the Policy Month less the Fund Value at the beginning of the Policy Month.

     The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables (for issue ages under 18, no smoker/nonsmoker adjustment is made and where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Mortality Table B). These rates are based on the Age and underwriting class of the Insured. They are also based on the gender of the Insured, except that unisex rates are used where appropriate under applicable law, including in the states of Montana and Massachusetts and in Policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, the Company charges "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and the Company may also change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the Insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the Age of the Insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a subsequent decrease in Specified Amount).

  Administrative Charge

     An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by Issue Age of the Insured, Policy duration and with the size of a Policy's Specified Amount.

                                                                FIRST 12         EACH POLICY
                                                              POLICY MONTHS    MONTH THEREAFTER
                                                              -------------    ----------------
Specified Amount:
  Less than $250,000........................................     $31.50*            $6.50
  $250,000 to $499,999......................................      28.50*             3.50
  $500,000 or more..........................................      25.00*             None

---------------

* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

     For purposes of this charge, if an increase or decrease in Specified Amount causes a Policy to change bands, the monthly administrative charges on the Monthly Anniversary Day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the Policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

  Guaranteed Death Benefit Charge

     If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand dollars of Policy Specified Amount and certain Rider amounts is deducted each month during the Guarantee Period. This charge is guaranteed never to exceed this amount.

     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

  Other Optional Insurance Benefits Charges

     The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider. See "Other Optional Insurance Benefits," page 24.

FUND CHARGE

     There will be a difference between the Fund Value of the Policy and its Cash Value for at least the first fourteen Policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the Policy is surrendered, if the Policy lapses, or if the Specified Amount of the Policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

  Administrative Fund Charge

     The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                                                              ADMINISTRATIVE
                         ISSUE AGE*                            FUND CHARGE
                         ----------                           --------------
0-25........................................................      $2.50
26..........................................................       3.00
27..........................................................       3.50
28..........................................................       4.00
29..........................................................       4.50
30 or higher................................................       5.00

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

The amount of the charge remains level for five Policy years. After the fifth Policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th Policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

     For example, if a Policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third Policy Year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that Policy is increased in the fourth Policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

     The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

  Sales Fund Charge

     To determine the Sales Fund Charge, a "Target Premium" is used. The Target Premium is not based on the Minimum Annual Premiums or the Scheduled Premium Payments. The maximum Sales Fund Charge for the initial Specified Amount of the Policy will be equal to the following percentage of premiums paid up to one Target Premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for a Policy is a percentage of the premiums paid on the Policy during the first five Policy years, up to the maximum. This percentage varies by the Age of the Insured on the Policy Date as follows:

                                                              PERCENTAGE OF
                            AGE*                              PREMIUMS PAID
                            ----                              -------------
0-17........................................................        50%
18-65.......................................................        75
66..........................................................        70
67..........................................................        65
68..........................................................        60
69..........................................................        55
70 or higher................................................        50

---------------

* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

     During the first two Policy years, the Sales Fund Charge will be further limited.

     As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund Charge during the first five Policy Years would be 75% of this amount, or $435.00.

     The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

  Effect of Changes in Specified Amount on the Fund Charge

     The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charge related to the increase will be calculated in the same manner as the Fund Charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales Fund Charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charge for the Policy will equal the remaining portion of the Fund Charge for the original Specified Amount, plus the Fund Charge related to the increase.

     A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the Policy is reduced. This may result from a requested decrease, a change of death benefit option from Option II to Option I, or a Partial Surrender. The Fund Charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the Subaccounts and the Guaranteed Interest Account on the same basis that the Partial Surrender is allocated. For purposes of this calculation, if any Subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the Subaccounts from which the Partial Surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the Policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

CORPORATE PURCHASERS

     The Policy is available for individuals and for corporations and other institutions. For corporate or other group or sponsored arrangements purchasing one or more Policies, the Company may reduce the amount of the Sales Fund Charge, Administrative Fund Charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

TRANSACTION AND OTHER CHARGES

     A Partial Surrender fee will be deducted from the Fund Value for each Partial Surrender Transaction. The fee will equal the lesser of $25 and 2% of the Partial Surrender amount. This charge is guaranteed not to exceed these amounts.

     The Company currently does not charge for transfers of Fund Value between the Subaccounts. The Company does, however, reserve the right to assess a $25 charge on transfers which exceed four in any Policy year. For Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company guarantees that no transfer charge will be imposed on transfers made within one year from the date the Policy is issued.

     The Company may charge the Subaccounts for federal income taxes incurred by the Company that are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 40.

     The Company will bear the direct operating expenses of the Variable
Account.

FEES AND EXPENSES OF THE FUND

     The Subaccounts purchase shares of the corresponding Portfolio of the underlying Fund. The Fund and each of its Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio and are set forth below. The Funds are governed by their Boards. The Fund's expenses are not fixed or specified under the terms of the Policy. The advisory fees and other expenses are summarized at pages 12-13 of this Prospectus and are more fully described in the prospectuses of the Funds.

     Information contained in the following table was provided by the respective Funds.

                  PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED
                               DECEMBER 31, 1997

                                                                    EXPENSES
                                                 MANAGEMENT          (AFTER            TOTAL
                FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
                --------------                   ----------      --------------       --------
MONY Series Fund, Inc.
  Intermediate Term Bond Portfolio.............     .50%(1)            .16%(2)           .66%
  Long Term Bond Portfolio.....................     .50(1)             .12(2)            .62
  Government Securities Portfolio..............     .50(1)             .25(2)            .75
  Money Market Portfolio.......................     .40                .09(2)            .49
Enterprise Accumulation Trust
  Equity Portfolio.............................     .80%               .04%(3)           .84%
  Small Cap Portfolio..........................     .80             .06(3)               .86
  Managed Portfolio............................     .73             .03(3)               .76
  International Growth Portfolio...............     .85             .34(3)              1.19
  High Yield Bond Portfolio....................     .60             .17(3)               .77

---------------
1. Management Fees of .50% became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%. The Table reflects the impact of the increased fees as if the increase had become effective on and after January 1, 1997.

2. Fees and expenses associated with the computation of the net asset value of the Fund were reallocated from MONY America to the Fund effective on and after October 14, 1997. The Table reflects the impact of the reallocation of fees and expenses as if the reallocation had become effective on and after January 1, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.

3. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity -- .84%; Small Cap -- .86%; Managed -- .76%; International Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.

GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that certain charges will not increase. This includes the charge for mortality and expense risks, the administrative charge, the sales charge, the guaranteed cost of insurance rates, and the Fund Charge.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made by class of Insured and will be based on changes in future expectations with respect to investment earnings, mortality, length of time policies will remain in effect, expenses, and taxes. In no event will they exceed the guaranteed rates defined in the Policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

  Definition of Life Insurance

     Section 7702 of the Internal Revenue Code (the "Code") provides that if one of two alternate tests are met, a policy will be treated as a life insurance policy for federal tax purposes. These tests are referred to as the "Cash Value Accumulation Test" and the "Guideline Premium/Cash Value Corridor Test".

     The Policy described in this Prospectus is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things,
(i) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and (ii) a minimum ongoing "corridor" of death benefit in relation to the Fund Value of the Policy, known as the "death benefit percentage." See Appendix B, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     The Company believes that the Policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax and the Policy Owner generally should not be deemed to be in constructive receipt of the cash values under the Policy until a full surrender thereof, maturity of the Policy, Partial Surrender, or Preferred Partial Surrender. In addition, certain Policy loans may be taxable in the case of Policies that are modified endowment contracts. Prospective Policy Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each

U.S. Government agency or instrumentality is treated as a separate issuer, and any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     While there should be no question that, for federal income tax purposes, the Portfolio shares underlying the Policies are owned by the Company and not by a Policy Owner or any Beneficiary, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. With the enactment of this legislation, the Policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts is somewhat different, as described below.

     A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in benefits may require retesting to determine if the Policy is to be classified as a modified endowment contract.

  Conventional Life Insurance Policies

     If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Surrender Value, the excess, if any, of the Surrender Value plus any outstanding Policy Debt over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered through Partial Surrenders or Preferred Partial Surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all of the cash received through Partial Surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy Owner on Partial Surrenders occurring more than 15 years after the Policy Date will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

     The Company also believes that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner, and that no part of any loan under the Policy will constitute income to the Owner unless the Policy is surrendered or upon maturity of the Policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy that is not a modified endowment contract may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy Loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrued basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes equal to the amount by which the Surrender Value plus Outstanding Debt exceeds the investment in the Policy (usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income). Upon Partial Surrenders, Preferred Partial Surrenders, and Policy loans, the Policy Owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Fund Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including the Company, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 1/2 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s), the Policy was not yet a modified endowment contract. For this purpose, pursuant to the Code, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, it may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrual basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Reasonableness Requirement for Charges

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department is expected to promulgate regulations governing reasonableness standards for mortality charges. The Company believes that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements. It is possible that future regulations will contain standards that would require the Company to modify its mortality charges used for the purposes of the calculations in order to retain qualification of the Policy as life insurance for federal income tax purposes, and the Company reserves the right to make any such modifications.

  Pension and Profit-Sharing Plans

     If the Policies described in this Prospectus are purchased by a fund which forms part of a pension or profit-sharing plan qualified under Sections 401(a) or 403 of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     If purchased as part of a pension or profit sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Fund Value will not be subject to Federal income tax. However, the Policy Fund Value will generally be taxable to the extent it exceeds the sum of $5,000 plus the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his Policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy Owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The Policy Owners legal advisor should be consulted to address these issues.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for such taxes, if any, attributable to the Account.

VOTING OF FUND SHARES

     In accordance with its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. The Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Variable Account. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Policy is the Policy Owner. Unless otherwise required by applicable law, the number of votes as to which a Policy Owner will have the right to instruct for any Portfolio will be determined by dividing a Policy Owner's Fund Value in the Subaccount which corresponds to the Portfolio by $100. Fractional votes will be counted. The number of votes as to which a Policy Owner will have the right to instruct will be determined as of the date determined by the Company, but in no event shall such date be more than 90 days prior to the date established by the respective Fund for determining shareholders eligible to vote at the meeting of the respective Fund. If required by the Securities and Exchange Commission, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the respective Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Policy Owner's Fund Value held in each Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount which are not otherwise attributable to Policy Owners, if any, in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount and generally will exercise voting rights attributable to shares of Portfolios of the Funds held in its General Account, if any, in the same proportion as votes cast with respect to shares of Portfolios of the Funds held by the Variable Account and other separate accounts of the Company, in the aggregate.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that the Company's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each Policy Owner setting forth a summary of the transactions which occurred since the last statement and indicating the death benefit, Specified Amount, Fund Value, Surrender Value, and any Outstanding Debt. In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the Subaccounts and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each Policy Owner will also receive an annual and a semiannual report containing financial statements for the Variable Account and the Funds, the latter of which will include a list of the portfolio securities of the

Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Variable Account or any of its other separate accounts or that the Variable Account or any of its other separate accounts may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any or all Portfolios of the Funds should become inappropriate in view of the purposes of the Policies, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

     Where required, the Company will not substitute any shares attributable to a Policy Owner's interest in a Variable Account without notice, Policy Owner approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, a portfolio thereof, or another suitable investment vehicle, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of Policy Owners to the provisions of the Policy to comply with, or give Policy Owners the benefit of, any Federal or State statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Internal Revenue Code, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the Subaccounts of the Variable Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Fund Value attributable to the performance of one or more Subaccounts, or as a change in Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Fund Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Fund Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the Fund Charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account deduction of the Fund Charge.

     Performance information for the Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners to: (i) other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any Subaccount of the Variable Account reflects only the performance of a hypothetical Policy whose Fund Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolios of the Funds in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     Policy Owners may allocate all or a portion of their net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the Purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the Policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in the Variable Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     The Policy Owner may elect to allocate net premiums to the Guaranteed Interest Account, the Variable Account, or both. The Policy Owner may also transfer Fund Value from the Subaccounts of the Variable Account to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts, subject to the limitations described below. Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate, which will be guaranteed for approximately one year. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Fund Value in the

Guaranteed Interest Account and to the Loan Account will be .5% higher than otherwise applicable. Neither increase is guaranteed.

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the Policy Owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the Subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the Policy Owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 27.

DEATH BENEFIT

     The death benefit under the Policy will be determined in the same fashion for a Policy Owner who has Fund Value in the Guaranteed Interest Account as for a Policy Owner who has Fund Value in the Subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 20.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund Charges will be the same for Policy Owners who allocate net premiums or transfer Fund Value to the Guaranteed Interest Account as for Policy Owners who allocate net premiums to the Subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider; and administrative Fund Charge and the sales Fund Charge. Fees for Partial Surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     Charges applicable to the Portfolios, including the operating expenses of the Portfolios, as well as the investment advisory fee charged by the Portfolio managers, will not be paid directly or indirectly by Policy Owners to the extent the Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the Subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that Policy Owners will not participate in the investment experience of the Subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the Subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the Subaccounts, subject to the following limitations.

     Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account referenced above. These limits are waived in the event the Policy Owner elects the Right to Exchange the Policy. See "Right to Exchange Policy", page 17.

     Transfers from the Guaranteed Interest Account to the Subaccounts are limited to one in any Policy year. Further, transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of the transfer. Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the Policy Anniversary and which ends 30 days after the Policy Anniversary. If the transfer request is received on the Policy Anniversary, it will be processed as of the Policy Anniversary; if it is received within 30 days after the Policy Anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the Policy Anniversary will be deemed received on the Policy Anniversary. Any transfer requests received at other times will not be honored, and will be returned to the Policy Owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     The Policy Owner may also make Full Surrenders, Partial Surrenders, and Preferred Partial Surrenders from the Guaranteed Interest Account to the same extent as a Policy Owner who has invested in the Subaccounts. See "Full Surrender," page 28, "Partial Surrenders, and Preferred Partial Surrenders," page 29. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of Policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the Policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The Policy Owner is the individual named as such in the application or in any later change shown in the Company's records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or the Company allows.

  Joint Owners

     If more than one person is named as Policy Owner, they are joint owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Policy Owner may change the Beneficiary at any time during the life of the Insured by written request on forms provided by the Company, which must be received by the Company at its Home Office. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. The Policy Owner may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, the Policy Owner or the Policy Owner's estate is the Beneficiary.

     The Company will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

THE POLICY

     This Policy is a contract between the Policy Owner and the Company. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, all Riders, and all additional Policy information sections (specification pages) added to the Policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by the Policy Owner must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

     In the event of an Insured's death while the Policy is in force notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of Age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

PAYMENTS

     The Company will pay death benefit proceeds, the Surrender Value on surrender, Partial Surrenders, Preferred Partial Surrenders, and loan proceeds based on allocations made to the Subaccounts, and will effect a transfer between Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days after the Company receives all the information needed to process a payment.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Subaccounts if:

          The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

          An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

          The SEC by order permits postponement for the protection of Policy Owners.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or Reinstatement Date, the Company will limit the death benefit proceeds to the premium payments less any Partial Surrender and Preferred Partial Surrender amounts (and their fees) and less any Outstanding Debt reduced by any Unearned Loan Interest. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     The Policy Owner may assign a Policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Home Office, and it will be effective only when recorded by the Company. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Policy Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or Rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 37.)

ERRORS ON THE APPLICATION

     If the Age or gender of the Insured has been misstated, the death benefit under this Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and gender, or the death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct Age and gender. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance", page 32.

INCONTESTABILITY

     The Company may contest the validity of this Policy if any material misstatements are made in the application. However, the Policy will be incontestable as follows: the initial Specified Amount cannot be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Date; and an increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send the Policy Owner an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of the Company, is principal underwriter (distributor) of the Policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding Policy Anniversary for so long as the Policy shall remain in force, .10 percent of the Fund Value allocated to the Subaccounts. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:

                     NAME                         POSITION AND OFFICES WITH DEPOSITOR
                     ----                         -----------------------------------
Michael I. Roth................................  Director, Chairman and Chief Executive
                                                   Officer
Samuel J. Foti.................................  Director, President and Chief
                                                 Operating Officer
Kenneth M. Levine..............................  Director and Executive Vice President
Richard E. Connors.............................  Director
Richard Daddario...............................  Director, Vice President, and
                                                 Controller
Phillip A. Eisenberg...........................  Director, Vice President and Actuary
Margaret G. Gale...............................  Director and Vice President
Stephen J. Hall................................  Director
Charles P. Leone...............................  Director, Vice President and Chief
                                                   Corporate Compliance Officer
Sam Chiodo.....................................  Vice President -- Corporate and
                                                   Strategic Marketing
William D. Goodwin.............................  Vice President
Edward E. Hill.................................  Vice President -- Chief Compliance
                                                   Officer
Evelyn L. Peos.................................  Vice President
Jacob Poleyeff.................................  Vice President -- Agency Operations
Michael Slipowitz..............................  Vice President
David S. Waldman...............................  Secretary
David V. Weigel................................  Treasurer

     No officer or director listed above receives any compensation from the Variable Account. No separately allocable compensation has been paid by the Company or any of its affiliates to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     A Policy Owner may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. All or part of any telephone conversation with respect to transfer and allocation instructions may be recorded by the Company. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any Valuation Date will be effected as of the end of that Valuation Date in accordance with the Policy Owner's instructions, subject to the limitations stated in this prospectus (presuming that the Free Look Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Policy Owners might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines relating to telephone transfers and allocation instructions that, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and the Policy Owner will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Policies described in this Prospectus and the organization of the Company, its authority to issue the Policies under Arizona law, and the validity of the forms of the Policies under Arizona law have been passed on by the Vice President and Deputy General Counsel of the Mutual of New York.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Edward P. Bank, Vice President and Deputy General Counsel of Mutual of New York.

EXPERTS

     Actuarial matters included in this Prospectus have been examined by Evelyn
L. Peos, FSA, Vice President of MONY America, whose opinion is filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by Coopers & Lybrand L.L.P., independent accountants, as indicated in their reports hereon, and are included in reliance upon the authority of said firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York, 10019.

FINANCIAL STATEMENTS

     The audited financial statements for the Variable Account are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-13.

     The financial statements of the Variable Account and of the Company have been audited by Coopers & Lybrand L.L.P. The financial statements of the Company should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1997...................................................  F-3
  Statements of operations for the year ended December 31,
     1997...................................................  F-5
  Statements of changes in net assets.......................  F-7
  Notes to financial statements.............................  F-10
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-13
  Statements of admitted assets, liabilities and surplus as
     of December 31, 1997 and 1996..........................  F-14
  Statements of operations for the years ended December 31,
     1997 and 1996..........................................  F-15
  Statements of capital and surplus for the years ended
     December 31, 1997 and 1996.............................  F-16
  Statements of cash flows for the years ended December 31,
     1997 and 1996..........................................  F-17
  Notes to financial statements.............................  F-18

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Variable Life/Variable Universal Life:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L -- Variable Life/Variable Universal Life (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts) as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L -- Variable Life/Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                                   VARIABLE LIFE
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 4).....  $ 546,247    $ 487,414     $ 148,164     $  63,055    $  806,595    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2).............................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
Amount due from MONY Series Fund,
  Inc. ..........................          9            9             0             0            26            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
          Total assets...........    798,143      705,669       156,537        71,555     1,111,189       75,563
                                   ---------    ---------     ---------     ---------    ----------    ---------
           LIABILITIES
Amount due to MONY America.......          9            9             0             0            26            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Net assets consist of:
  Contractholders' net
     payments....................  $ 537,453    $ 445,418     $ 192,229     $ 108,555    $  933,695    $ 198,422
  Cost of insurance withdrawals
     (Note 3)....................   (383,528)    (486,949)     (201,904)     (156,404)     (916,797)    (200,035)
  Undistributed net investment
     income......................    168,021      327,758       163,834       100,095       533,506       77,176
  Accumulated net realized gain
     (loss) on investments.......    224,301      201,187        (5,995)       10,809       256,191            0
  Unrealized appreciation of
     investments.................    251,887      218,246         8,373         8,500       304,568            0
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net assets.......................  $ 798,134    $ 705,660     $ 156,537     $  71,555    $1,111,163    $  75,563
                                   =========    =========     =========     =========    ==========    =========
Number of units outstanding* ....     14,506       12,292         6,639         2,334        28,291        4,207
                                   ---------    ---------     ---------     ---------    ----------    ---------
Net asset value per unit
  outstanding* ..................  $   55.02    $   57.41     $   23.58     $   30.65    $    39.28    $   17.96
                                   =========    =========     =========     =========    ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                       VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------------------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY       SMALL CAP      MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   -----------   -----------   ------------
              ASSETS
Investments at cost (Note 4)......    $229,105     $ 870,461     $482,067    $3,698,674   $15,117,468   $ 7,542,179   $ 54,701,619
                                      ========     =========     ========    ==========   ===========   ===========   ============
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................    $      0     $       0     $      0    $       0    $16,482,798   $ 8,184,725   $ 60,069,001
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................     234,365       948,462      498,405    3,698,674              0             0              0
Amount due from Enterprise
  Accumulation Trust..............           0             0            0            0          3,531           859          9,107
Amount due from MONY America......          48           418          202       80,882         25,829         2,025         37,486
Amount due from MONY Series Fund,
  Inc.............................          11           130           41       11,681              0             0              0
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
        Total assets..............     234,424       949,010      498,648    3,791,237     16,512,158     8,187,609     60,115,594
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............           0             0            0            0         25,829         2,025         37,486
Amount due to MONY America........          11           130           41       11,681          3,531           859          9,107
Amount due to MONY Series Fund,
  Inc.............................          48           418          202       80,882              0             0              0
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
        Total liabilities.........          59           548          243       92,563         29,360         2,884         46,593
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net assets........................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725   $ 60,069,001
                                      ========     =========     ========    ==========   ===========   ===========   ============
Net assets consist of:
  Contractholders' net
    payments......................    $265,298     $ 982,905     $552,598    $4,020,118   $16,582,774   $ 7,692,676   $ 58,710,094
  Cost of insurance withdrawals
    (Note 3)......................     (43,218)     (167,996)     (91,027)    (544,035)    (2,948,581)   (1,239,409)   (10,471,466)
  Undistributed net investment
    income........................       6,097        47,307       14,524      222,591        538,907       705,833      2,719,621
  Accumulated net realized gain on
    investments...................         928         8,245        5,972            0        944,368       383,079      3,743,370
  Unrealized appreciation
    (depreciation) of
    investments...................       5,260        78,001       16,338            0      1,365,330       642,546      5,367,382
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net assets........................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725   $ 60,069,001
                                      ========     =========     ========    ==========   ===========   ===========   ============
Number of units outstanding* .....      19,650        69,779       42,420      325,979        821,090       449,403      2,954,670
                                      --------     ---------     --------    ----------   -----------   -----------   ------------
Net asset value per unit
  outstanding* ...................    $  11.93     $   13.59     $  11.75    $   11.35    $     20.07   $     18.21   $      20.33
                                      ========     =========     ========    ==========   ===========   ===========   ============

                                     VARIABLE UNIVERSAL LIFE
                                    --------------------------
                                    INTERNATIONAL   HIGH YIELD
                                       GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT
                                    -------------   ----------
              ASSETS
Investments at cost (Note 4)......   $4,186,777     $1,900,963
                                     ==========     ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................   $4,079,254     $1,939,719
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)..............................            0              0
Amount due from Enterprise
  Accumulation Trust..............          308            240
Amount due from MONY America......          214             71
Amount due from MONY Series Fund,
  Inc.............................            0              0
                                     ----------     ----------
        Total assets..............    4,079,776      1,940,030
                                     ----------     ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............          214             71
Amount due to MONY America........          308            240
Amount due to MONY Series Fund,
  Inc.............................            0              0
                                     ----------     ----------
        Total liabilities.........          522            311
                                     ----------     ----------
Net assets........................   $4,079,254     $1,939,719
                                     ==========     ==========
Net assets consist of:
  Contractholders' net
    payments......................   $4,679,851     $2,041,929
  Cost of insurance withdrawals
    (Note 3)......................     (773,836)      (338,204)
  Undistributed net investment
    income........................      115,713        160,937
  Accumulated net realized gain on
    investments...................      165,049         36,301
  Unrealized appreciation
    (depreciation) of
    investments...................     (107,523)        38,756
                                     ----------     ----------
Net assets........................   $4,079,254     $1,939,719
                                     ==========     ==========
Number of units outstanding* .....      290,466        138,275
                                     ----------     ----------
Net asset value per unit
  outstanding* ...................   $    14.04     $    14.03
                                     ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     VARIABLE LIFE
                                     ------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------   -----------   ----------
Dividend income....................   $ 57,504    $  80,960      $ 10,378      $  5,654     $  84,416     $  4,176
Mortality and expense risk charges
  (Note 3).........................     (4,464)      (4,333)       (1,004)         (507)       (6,671)        (487)
                                      --------    ---------      --------      --------     ---------     --------
Net investment income..............     53,040       76,627         9,374         5,147        77,745        3,689
                                      --------    ---------      --------      --------     ---------     --------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales..............     87,998      205,963        55,717        38,794       311,417       32,317
  Cost of shares sold..............    (54,391)    (121,259)      (54,045)      (35,014)     (211,325)     (32,317)
                                      --------    ---------      --------      --------     ---------     --------
Net realized gain on investments...     33,607       84,704         1,672         3,780       100,092            0
Net increase in unrealized
  appreciation of investments......    101,936       32,332           288           649        59,772            0
                                      --------    ---------      --------      --------     ---------     --------
Net realized and unrealized gain on
  investments......................    135,543      117,036         1,960         4,429       159,864            0
                                      --------    ---------      --------      --------     ---------     --------
Net increase in net assets
  resulting from operations........   $188,583    $ 193,663      $ 11,334      $  9,576     $ 237,609     $  3,689
                                      ========    =========      ========      ========     =========     ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                        VARIABLE UNIVERSAL LIFE
                                    -----------------------------------------------------------------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY
                                     TERM BOND        BOND      SECURITIES      MARKET        EQUITY       SMALL CAP      MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   ----------   ------------   -----------   -----------   -----------
Dividend income..................     $  6,095     $  42,293    $  14,009    $    135,531   $   544,698   $   694,933   $ 2,719,101
Mortality and expense risk
  charges (Note 3)...............       (1,008)       (5,751)      (2,949)        (19,730)      (77,153)      (34,486)     (318,312)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net investment income............        5,087        36,542       11,060         115,801       467,545       660,447     2,400,789
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............       52,711       292,029      143,307      24,713,256     3,327,872     1,503,358    11,923,853
  Cost of shares sold............      (51,442)     (285,745)    (138,374)    (24,713,256)   (2,581,752)   (1,160,613)   (9,087,421)
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized gain on
  investments....................        1,269         6,284        4,933               0       746,120       342,745     2,836,432
Net increase (decrease) in
  unrealized appreciation of
  investments....................        3,027        56,115        9,241               0       984,236       568,217     3,108,829
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net realized and unrealized gain
  (loss) on investments..........        4,296        62,399       14,174               0     1,730,356       910,962     5,945,261
                                      --------     ---------    ---------    ------------   -----------   -----------   -----------
Net increase in net assets
  resulting from operations......     $  9,383     $  98,941    $  25,234    $    115,801   $ 2,197,901   $ 1,571,409   $ 8,346,050
                                      ========     =========    =========    ============   ===========   ===========   ===========

                                    VARIABLE UNIVERSAL LIFE
                                   --------------------------
                                   INTERNATIONAL   HIGH YIELD
                                      GROWTH          BOND
                                    SUBACCOUNT     SUBACCOUNT
                                   -------------   ----------
Dividend income..................  1$20,361....    $ 121,077
Mortality and expense risk
  charges (Note 3)...............      (21,528)       (9,887)
                                    ----------     ---------
Net investment income............       98,833       111,190
                                    ----------     ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............    1,007,459       636,523
  Cost of shares sold............     (871,948)     (600,592)
                                    ----------     ---------
Net realized gain on
  investments....................      135,511        35,931
Net increase (decrease) in
  unrealized appreciation of
  investments....................     (204,105)       12,532
                                    ----------     ---------
Net realized and unrealized gain
  (loss) on investments..........      (68,594)       48,463
                                    ----------     ---------
Net increase in net assets
  resulting from operations......  3$0,239.....    $ 159,653
                                    ==========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               VARIABLE LIFE
                                           --------------------------------------------------------------------------------------
                                              EQUITY GROWTH         EQUITY INCOME        INTERMEDIATE TERM         LONG TERM
                                               SUBACCOUNT             SUBACCOUNT          BOND SUBACCOUNT       BOND SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             1997       1996       1997        1996       1997       1996       1997       1996
                                           --------   --------   ---------   --------   --------   --------   --------   --------
From operations:
  Net investment income (loss)...........  $ 53,040   $ (3,666)  $  76,627   $ (2,649)  $  9,374   $ (1,063)  $  5,147   $   (582)
  Net realized gain on investments.......    33,607     22,971      84,704     35,481      1,672        665      3,780      1,989
  Net increase (decrease) in unrealized
    appreciation of investments..........   101,936     92,373      32,332     80,163        288      5,698        649     (2,681)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............   188,583    111,678     193,663    112,995     11,334      5,300      9,576     (1,274)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................    35,646     46,370      39,172     38,780      8,194     12,039      4,547      5,926
  Net asset value of units redeemed or
    used to meet contract obligations....   (59,621)   (75,563)   (193,625)   (90,508)   (40,032)   (23,076)   (37,821)   (15,517)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net decrease from unit transactions......   (23,975)   (29,193)   (154,453)   (51,728)   (31,838)   (11,037)   (33,274)    (9,591)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets....   164,608     82,485      39,210     61,267    (20,504)    (5,737)   (23,698)   (10,865)
Net assets beginning of year.............   633,526    551,041     666,450    605,183    177,041    182,778     95,253    106,118
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Net assets end of year*..................  $798,134   $633,526   $ 705,660   $666,450   $156,537   $177,041   $ 71,555   $ 95,253
                                           ========   ========   =========   ========   ========   ========   ========   ========
Units outstanding beginning of year......    14,958     15,643      15,149     16,377      8,041      8,556      3,504      3,869
Units issued during the year.............       747      1,232         783      1,004        362        562        165        226
Units redeemed during the year...........    (1,199)    (1,917)     (3,640)    (2,232)    (1,764)    (1,077)    (1,335)      (591)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Units outstanding end of year............    14,506     14,958      12,292     15,149      6,639      8,041      2,334      3,504
                                           ========   ========   =========   ========   ========   ========   ========   ========

---------------
* Includes undistributed net investment
  income of:                               $168,021   $114,981   $ 327,758   $251,131   $163,834   $154,460   $100,095   $ 94,948

                                                           VARIABLE LIFE
                                           ---------------------------------------------
                                                 DIVERSIFIED            MONEY MARKET
                                                 SUBACCOUNT              SUBACCOUNT
                                           -----------------------   -------------------
                                              1997         1996        1997       1996
                                           ----------   ----------   --------   --------
From operations:
  Net investment income (loss)...........  $   77,745   $   (6,210)  $  3,689   $  3,835
  Net realized gain on investments.......     100,092       29,580          0          0
  Net increase (decrease) in unrealized
    appreciation of investments..........      59,772      110,202          0          0
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............     237,609      133,572      3,689      3,835
                                           ----------   ----------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................      77,730       85,626      6,471      9,558
  Net asset value of units redeemed or
    used to meet contract obligations....    (287,917)    (124,946)   (19,886)   (18,398)
                                           ----------   ----------   --------   --------
Net decrease from unit transactions......    (210,187)     (39,320)   (13,415)    (8,840)
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets....      27,422       94,252     (9,726)    (5,005)
Net assets beginning of year.............   1,083,741      989,489     85,289     90,294
                                           ----------   ----------   --------   --------
Net assets end of year*..................  $1,111,163   $1,083,741   $ 75,563   $ 85,289
                                           ==========   ==========   ========   ========
Units outstanding beginning of year......      34,279       35,607      4,970      5,499
Units issued during the year.............       2,219        2,942        368        570
Units redeemed during the year...........      (8,207)      (4,270)    (1,131)    (1,099)
                                           ----------   ----------   --------   --------
Units outstanding end of year............      28,291       34,279      4,207      4,970
                                           ==========   ==========   ========   ========
---------------
* Includes undistributed net investment
  income of:                               $  533,506   $  455,761   $ 77,176   $ 73,487

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      VARIABLE UNIVERSAL LIFE
                                  -----------------------------------------------------------------------------------------------
                                   INTERMEDIATE TERM         LONG TERM              GOVERNMENT                   MONEY
                                         BOND                   BOND                SECURITIES                  MARKET
                                      SUBACCOUNT             SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                  -------------------   --------------------   --------------------   ---------------------------
                                    1997       1996       1997        1996       1997        1996         1997           1996
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
From operations:
  Net investment income
    (loss)......................  $  5,087   $   (404)  $  36,542   $ (3,193)  $  11,060   $ (1,630)  $    115,801   $     86,414
  Net realized gain (loss) on
    investments.................     1,269       (715)      6,284        795       4,933        906              0              0
  Net increase in unrealized
    appreciation of
    investments.................     3,027      3,148      56,115     13,609       9,241      7,805              0              0
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase in net assets
  resulting from operations.....     9,383      2,029      98,941     11,211      25,234      7,081        115,801         86,414
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance
    of units....................   172,340     82,991     471,749    425,430     288,293    149,977     20,219,389     15,675,163
  Net asset value of units
    redeemed or used to meet
    contract obligations........   (38,182)   (20,916)   (236,759)   (91,922)   (107,779)   (35,779)   (20,985,756)   (13,113,154)
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase (decrease) from
  unit transactions.............   134,158     62,075     234,990    333,508     180,514    114,198       (766,367)     2,562,009
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net increase (decrease) in net
  assets........................   143,541     64,104     333,931    344,719     205,748    121,279       (650,566)     2,648,423
Net assets beginning of year....    90,824     26,720     614,531    269,812     292,657    171,378      4,349,240      1,700,817
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Net assets end of year*.........  $234,365   $ 90,824   $ 948,462   $614,531   $ 498,405   $292,657   $  3,698,674   $  4,349,240
                                  ========   ========   =========   ========   =========   ========   ============   ============
Units outstanding beginning of
  year..........................     8,138      2,464      50,910     22,127      26,498     15,959        400,565        163,465
Units issued during the year....    14,831      7,592      37,613     36,743      25,322     13,851      1,818,649      1,469,700
Units redeemed during the
  year..........................    (3,319)    (1,918)    (18,744)    (7,960)     (9,400)    (3,312)    (1,893,235)    (1,232,600)
                                  --------   --------   ---------   --------   ---------   --------   ------------   ------------
Units outstanding end of year...    19,650      8,138      69,779     50,910      42,420     26,498        325,979        400,565
                                  ========   ========   =========   ========   =========   ========   ============   ============
---------------
* Includes undistributed net
  investment income of:           $  6,097   $  1,010   $  47,307   $ 10,765   $  14,524   $  3,464   $    222,591   $    106,790

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                             VARIABLE UNIVERSAL LIFE (CONTINUED)
                                       -------------------------------------------------------------------------------

                                                EQUITY                   SMALL CAP                    MANAGED
                                              SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                       ------------------------   ------------------------   -------------------------
                                          1997          1996         1997          1996         1997          1996
                                       -----------   ----------   -----------   ----------   -----------   -----------
From operations:
  Net investment income (loss).......  $   467,545   $   46,194   $   660,447   $   28,953   $ 2,400,789   $   134,759
  Net realized gain on investments...      746,120      174,857       342,745       30,574     2,836,432       783,666
  Net increase (decrease) in
    unrealized appreciation of
    investments......................      984,236      357,881       568,217       78,392     3,108,829     2,166,435
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase in net assets resulting
  from operations....................    2,197,901      578,932     1,571,409      137,919     8,346,050     3,084,860
                                       -----------   ----------   -----------   ----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance
    of units.........................   11,812,002    4,459,200     5,248,401    2,152,749    36,238,986    20,620,582
  Net asset value of units redeemed
    or used to meet contract
    obligations......................   (2,656,849)    (952,864)   (1,072,152)    (454,428)   (9,726,108)   (4,735,332)
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase from unit
  transactions.......................    9,155,153    3,506,336     4,176,249    1,698,321    26,512,878    15,885,250
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net increase in net assets...........   11,353,054    4,085,268     5,747,658    1,836,240    34,858,928    18,970,110
Net assets beginning of year.........    5,129,744    1,044,476     2,437,067      600,827    25,210,073     6,239,963
                                       -----------   ----------   -----------   ----------   -----------   -----------
Net assets end of year*..............  $16,482,798   $5,129,744   $ 8,184,725   $2,437,067   $60,069,001   $25,210,073
                                       ===========   ==========   ===========   ==========   ===========   ===========
Units outstanding beginning of
  year...............................      319,002       80,766       191,743       52,194     1,532,486       465,095
Units issued during the year.........      647,931      303,412       326,703      176,984     1,945,611     1,382,408
Units redeemed during the year.......     (145,843)     (65,176)      (69,043)     (37,435)     (523,427)     (315,017)
                                       -----------   ----------   -----------   ----------   -----------   -----------
Units outstanding end of year........      821,090      319,002       449,403      191,743     2,954,670     1,532,486
                                       ===========   ==========   ===========   ==========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:                $   538,907   $   71,362   $   705,833   $   45,386   $ 2,719,621   $   318,832

                                             VARIABLE UNIVERSAL LIFE (CONTINUED)
                                       ------------------------------------------------
                                            INTERNATIONAL              HIGH YIELD
                                               GROWTH                     BOND
                                             SUBACCOUNT                SUBACCOUNT
                                       -----------------------   ----------------------
                                          1997         1996         1997        1996
                                       ----------   ----------   ----------   ---------
From operations:
  Net investment income (loss).......  $   98,833   $   (1,058)  $  111,190   $  42,346
  Net realized gain on investments...     135,511       23,372       35,931         180
  Net increase (decrease) in
    unrealized appreciation of
    investments......................    (204,105)      96,691       12,532      25,863
                                       ----------   ----------   ----------   ---------
Net increase in net assets resulting
  from operations....................      30,239      119,005      159,653      68,389
                                       ----------   ----------   ----------   ---------
From unit transactions:
  Net proceeds from the issuance
    of units.........................   3,034,936    1,524,746    1,268,282     535,643
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (717,365)    (291,724)    (319,664)   (125,293)
                                       ----------   ----------   ----------   ---------
Net increase from unit
  transactions.......................   2,317,571    1,233,022      948,618     410,350
                                       ----------   ----------   ----------   ---------
Net increase in net assets...........   2,347,810    1,352,027    1,108,271     478,739
Net assets beginning of year.........   1,731,444      379,417      831,448     352,709
                                       ----------   ----------   ----------   ---------
Net assets end of year*..............  $4,079,254   $1,731,444   $1,939,719   $ 831,448
                                       ==========   ==========   ==========   =========
Units outstanding beginning of
  year...............................     128,820       31,566       66,709      31,730
Units issued during the year.........     211,751      120,205       95,695      45,756
Units redeemed during the year.......     (50,105)     (22,951)     (24,129)    (10,777)
                                       ----------   ----------   ----------   ---------
Units outstanding end of year........     290,466      128,820      138,275      66,709
                                       ==========   ==========   ==========   =========
---------------
* Includes undistributed net
  investment income of:                $  115,713   $   16,880   $  160,937   $  49,747

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related to the Variable Life and Variable Universal Life Insurance policies are presented here.

     There are currently six Variable Life Subaccounts and nine Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 68 to 102 and 105 to 142, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Life and Variable Universal Subaccounts for 1997 aggregated $10,793,622.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1997 consist of the following:

                                                           MONY SERIES FUND, INC.
                                 --------------------------------------------------------------------------
                                  EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                  GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                 ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares.......................    20,860       28,432       16,153        7,418        60,241      85,289
  Amount.......................  $483,575    $ 480,537     $168,956     $ 87,403     $ 838,945    $ 85,289
                                 --------    ---------     --------     --------     ---------    --------
Shares acquired:
  Shares.......................     1,812        1,865        2,121          395         4,933      18,415
  Amount.......................  $ 59,559    $  47,176     $ 22,875     $  5,012     $  94,559    $ 18,415
Shares received for
  reinvestment of dividends:
  Shares.......................     2,038        3,766        1,007          483         5,055       4,176
  Amount.......................  $ 57,504    $  80,960     $ 10,378     $  5,654     $  84,416    $  4,176
Shares redeemed:
  Shares.......................    (2,589)      (8,024)      (5,204)      (3,051)      (16,315)    (32,317)
  Amount.......................  $(54,391)   $(121,259)    $(54,045)    $(35,014)    $(211,325)   $(32,317)
                                 --------    ---------     --------     --------     ---------    --------
Net change:
  Shares.......................     1,261       (2,393)      (2,076)      (2,173)       (6,327)     (9,726)
  Amount.......................  $ 62,672    $   6,877     $(20,792)    $(24,348)    $ (32,350)   $ (9,726)
                                 --------    ---------     --------     --------     ---------    --------
Shares end of year:
  Shares.......................    22,121       26,039       14,077        5,245        53,914      75,563
  Amount.......................  $546,247    $ 487,414     $148,164     $ 63,055     $ 806,595    $ 75,563
                                 ========    =========     ========     ========     =========    ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                      MONY SERIES FUND, INC.
                       ----------------------------------------------------
                       INTERMEDIATE   LONG TERM   GOVERNMENT      MONEY
                        TERM BOND       BOND      SECURITIES      MARKET
                        PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO
                       ------------   ---------   ----------   ------------
Shares beginning of
  year:
  Shares.............       8,287        47,861      27,661       4,349,240
  Amount.............    $ 88,592     $ 592,645   $ 285,560    $  4,349,240
                         --------     ---------   ---------    ------------
Shares acquired:
  Shares.............      17,072        40,961      30,184      23,927,159
  Amount.............    $185,860     $ 521,268   $ 320,872    $ 23,927,159
Shares received for
  reinvestment of
  dividends:
  Shares.............         591         3,615       1,373         135,531
  Amount.............    $  6,095     $  42,293   $  14,009    $    135,531
Shares redeemed:
  Shares.............      (4,874)      (22,902)    (13,451)    (24,713,256)
  Amount.............    $(51,442)    $(285,745)  $(138,374)   $(24,713,256)
                         --------     ---------   ---------    ------------
Net change:
  Shares.............      12,789        21,674      18,106        (650,566)
  Amount.............    $140,513     $ 277,816   $ 196,507    $   (650,566)
                         --------     ---------   ---------    ------------
Shares end of year:
  Shares.............      21,076        69,535      45,767       3,698,674
  Amount.............    $229,105     $ 870,461   $ 482,067    $  3,698,674
                         ========     =========   =========    ============

                                          ENTERPRISE ACCUMULATION TRUST
                       --------------------------------------------------------------------
                                                                                    HIGH
                                                                 INTERNATIONAL     YIELD
                         EQUITY       SMALL CAP      MANAGED        GROWTH          BOND
                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                       -----------   -----------   -----------   -------------   ----------
Shares beginning of
  year:
  Shares.............      177,746       120,528       734,773       286,189        150,898
  Amount.............  $ 4,748,651   $ 2,362,738   $22,951,520    $1,634,862     $  805,224
                       -----------   -----------   -----------    ----------     ----------
Shares acquired:
  Shares.............      377,731       219,786       977,516       509,835        284,392
  Amount.............  $12,405,871   $ 5,645,121   $38,118,419    $3,303,502     $1,575,254
Shares received for
  reinvestment of
  dividends:
  Shares.............       15,523        26,027        66,677        19,476         17,799
  Amount.............  $   544,698   $   694,933   $ 2,719,101    $  120,361     $  121,077
Shares redeemed:
  Shares.............     (101,270)      (59,797)     (305,965)     (155,426)      (113,383)
  Amount.............  $(2,581,752)  $(1,160,613)  $(9,087,421)   $ (871,948)    $ (600,592)
                       -----------   -----------   -----------    ----------     ----------
Net change:
  Shares.............      291,984       186,016       738,228       373,885        188,808
  Amount.............  $10,368,817   $ 5,179,441   $31,750,099    $2,551,915     $1,095,739
                       -----------   -----------   -----------    ----------     ----------
Shares end of year:
  Shares.............      469,730       306,544     1,473,001       660,074        339,706
  Amount.............  $15,117,468   $ 7,542,179   $54,701,619    $4,186,777     $1,900,963
                       ===========   ===========   ===========    ==========     ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
MONY LIFE INSURANCE COMPANY OF AMERICA:

     We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of MONY Life Insurance Company of America ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, capital and surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 2 to the financial statements, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows, for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                           DECEMBER 31,
                                                              ---------------------------------------
                                                                     1997                 1996
                                                                     ----                 ----
                                               ASSETS
Cash and invested assets:
     Cash and short-term investments........................  $           45,956   $           90,207
     Bonds..................................................           1,074,724            1,047,957
     Common stocks..........................................                 981                1,235
     Mortgage loans.........................................             134,828              158,847
     Real estate............................................              22,627               40,725
     Policy loans...........................................              45,892               41,464
     Other invested assets..................................               7,001                8,518
                                                              ------------------   ------------------
          Total cash and invested assets....................           1,332,009            1,388,953
Investment income due and accrued...........................              22,402               20,401
Other assets................................................                 247                2,511
Separate account assets.....................................           3,606,711            2,529,992
                                                              ------------------   ------------------
          Total assets......................................  $        4,961,369   $        3,941,857
                                                              ==================   ==================

                                  LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
     Life insurance and annuity reserves....................  $        1,241,979   $        1,284,529
     Deposits left with the Company.........................              23,197               23,525
     Policy claims in process of settlement.................               8,331                6,085
     Federal income taxes due or accrued....................              17,837               29,077
     Transfers from separate accounts.......................            (128,943)             (97,477)
     Other liabilities......................................              32,869               18,842
     Separate account liabilities...........................           3,606,711            2,529,992
     Interest maintenance reserve...........................               3,965                3,583
     Investment reserves....................................               6,000                4,000
     Asset valuation reserve................................              16,272               17,887
                                                              ------------------   ------------------
          Total liabilities.................................           4,828,218            3,820,043
Capital and surplus:
     Capital stock, $1.00 par value; authorized, 5,000,000
      shares issued and outstanding, 2,500,000 shares.......               2,500                2,500
     Additional paid-in capital.............................             133,500              133,500
     Unassigned funds.......................................              (2,849)             (14,186)
                                                              ------------------   ------------------
          Total capital and surplus.........................             133,151              121,814
                                                              ------------------   ------------------
          Total liabilities, capital and surplus............  $        4,961,369   $        3,941,857
                                                              ==================   ==================

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                1997        1996
                                                                ----        ----
Premiums, annuity considerations and fund deposits..........  $799,035    $741,870
Net investment income.......................................    99,006     102,092
Other income (net)..........................................       332          22
                                                              --------    --------
                                                               898,373     843,984
Policyholder and contractholder benefits....................   407,381     336,731
Change in policy and contract reserves......................   (42,879)    (35,010)
Commissions.................................................    40,860      36,793
Operating expenses..........................................    64,866      53,212
Transfer to separate accounts...............................   397,492     428,101
                                                              --------    --------
                                                               867,720     819,827
Net gain from operations before federal income taxes........    30,653      24,157
Federal income taxes........................................    17,390      14,407
                                                              --------    --------
Net gain from operations....................................    13,263       9,750
  Net realized capital losses (See Note 7)..................    (3,544)     (1,720)
                                                              --------    --------
Net Income..................................................  $  9,719    $  8,030
                                                              ========    ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF CAPITAL AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                1997        1996
                                                                ----        ----
Capital and surplus, beginning of year......................  $121,814    $115,630
                                                              --------    --------
Net income..................................................     9,719       8,030
Change in net unrealized capital gains......................     2,774       1,618
Change in non-admitted assets...............................      (771)        384
Change in asset valuation reserve...........................     1,615      (3,848)
Increase in investment reserve..............................    (2,000)          0
                                                              --------    --------
Net change in capital and surplus for the year..............    11,337       6,184
                                                              --------    --------
Capital and surplus, end of year............................  $133,151    $121,814
                                                              ========    ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                               FOR THE YEARS ENDED
                                                                   DECEMBER 31,
                                                              ----------------------
                                                                1997         1996
                                                                ----         ----
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits.....  $ 799,751    $ 741,905
     Investment income, net of investment expenses..........     97,589      104,606
     Other income...........................................        833          985
     Policy benefits paid...................................   (405,289)    (336,206)
     Transfers to separate accounts.........................   (428,958)    (460,502)
     Commissions, other expenses and taxes paid.............   (105,188)     (91,150)
     Federal income taxes (excluding tax on capital
      gains)................................................    (27,516)           0
                                                              ---------    ---------

               Net cash from operations.....................    (68,778)     (40,362)
                                                              ---------    ---------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds.............................................    130,649      134,846
          Stocks............................................      1,050            0
          Mortgage loans....................................     37,670       53,226
          Real estate.......................................     18,453       19,790
          Other invested assets.............................      1,512           18
          Other.............................................        361           88
          Taxes paid on net capital gains...................     (1,564)           0
                                                              ---------    ---------
               Total investment proceeds....................    188,131      207,968
                                                              ---------    ---------

     Cost of investments acquired:
          Bonds.............................................    157,583      163,792
          Stocks............................................         68           40
          Mortgage loans....................................     13,641       38,651
          Real estate.......................................      1,180        3,392
          Other invested assets.............................        574        1,388
          Change in policy loans............................      4,428        3,339
                                                              ---------    ---------
               Total investments acquired...................    177,474      210,602
                                                              ---------    ---------

               Net cash from investments....................     10,657       (2,634)
                                                              ---------    ---------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash provided:
          Other sources.....................................     13,870        8,041
                                                              ---------    ---------
               Net cash from financing and miscellaneous
                 sources....................................     13,870        8,041
                                                              ---------    ---------

     Net change in cash and short-term investments..........    (44,251)     (34,955)
Cash and short-term investments, beginning of year..........     90,207      125,162
                                                              ---------    ---------
Cash and short-term investments, end of year................  $  45,956    $  90,207
                                                              =========    =========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     MONY Life Insurance Company of America (the "Company"), an Arizona corporation, is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), a mutual life insurance company. The Company's primary business is to provide interest-sensitive life insurance and asset accumulation products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

     On September 8, 1997, MONY announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, MONY has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by MONY's Board of Trustees and approval by MONY's policyholders.

     In accordance with the Plan, subject to the approvals indicated above, among other things, MONY will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of MONY.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.

     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.

     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value and are reported gross of reinsurance reserve credits.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.

     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, assets are carried on the balance sheet, net of appropriate valuation allowances.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds in good standing are generally carried at amortized cost; under GAAP, bonds which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments, which generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Common stocks are carried at fair value. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances, if any. There were no encumbrances in 1997 or 1996. Joint ventures in real estate are

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances in 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the current carrying value or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $6 million and $4 million, respectively.

     Derivative instruments are valued consistently with the items being hedged. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Derivatives that cease to be effective hedges are valued at market value.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the remaining years to expected maturity of the assets sold.

     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR which are recorded directly to surplus.

  d. Policy Reserves

     Policy reserves for deferred annuity contracts are computed by using the Commissioners' Annuity Reserve Valuation Method by using the 1971 IAM Table for contracts issued before 1984 and the 1983 Table A for contracts issued since 1983 and prescribed statutory interest rates. Policy reserves for universal life and single premium whole life contracts are computed by using the Commissioners' Reserve Valuation Method and by using the 1958 and 1980 CSO Tables, and prescribed statutory interest rates.

  e. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities, capital and surplus.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
  f. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Assets consist of securities reported at market value. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  g. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate and real estate joint ventures and limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty-year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to investments in real estate was $1.1 million and $1.4 million in 1997 and 1996, respectively; accumulated depreciation was $4.4 million at December 31, 1997 and 1996.

  h. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

3.  CAPITAL AND SURPLUS:

     MONY guaranteed to the states who requested it, pursuant to conditions imposed by such states as a prerequisite for the licensing of new subsidiaries, that the Company's capital and surplus would be maintained at a level at least equivalent to the minimum capital and surplus required for admission to conduct business in those states. As of December 31, 1997 and 1996, this guarantee was outstanding in the state of New Jersey.

4.  RELATED PARTY TRANSACTIONS:

     At both December 31, 1997 and 1996, approximately 26 percent of the Company's investments in mortgages were held through joint participation with MONY. In addition, approximately 100 percent and 87 percent of the Company's real estate and joint venture investments were held through joint participation with MONY at December 31, 1997 and 1996, respectively.

     In 1997 the New York City Industrial Development Agency issued bonds in the total amount of $16.0 million for the benefit of MONY related to MONY's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY to the bond trustee for the benefit of the Company, which is the sole bondholder. The bonds are held by the Company and are listed as affiliated bonds on Schedule D.

     The Company and MONY are parties to an agreement whereby MONY agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY totaling $0.1 million in both 1997 and 1996.

     The Company has a service agreements with MONY whereby MONY provides personnel services, facilities, supplies and equipment to the Company to conduct its business as well as for the Company to

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  RELATED PARTY TRANSACTIONS (CONTINUED):
provide services to MONY Series Fund, Inc. ("the Fund"), an affiliate of the Company, as an investment advisor. Services rendered by MONY under these agreements are provided on a cost reimbursable basis.

     The Company has an investment advisory agreement with the Fund with respect to the investment and management of the Fund's invested assets. The Company is compensated for such services with an investment management fee computed in accordance with the terms of the agreement.

     The Company has three underwriting agreements with the Fund and MONY Securities Corporation ("MSC"). The agreements provide for MSC to act as the principal underwriter for the sale of the Company's flexible premium variable annuity contracts and as the broker for the sale of the Fund's shares. These agreements may be terminated at any time by either MSC or the Company upon sixty days prior notice.

     In addition, the Company has an investment advisory agreement with MONY whereby MONY provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The agreement provides for scheduled fees for actual cost reimbursement and may be terminated by either party upon 60 days written notice.

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS:

  Fixed Maturity Securities by Investment Type and Common Stocks:

     The cost and estimated fair value (see Note 8) of investments in fixed maturity securities (including short-term investments and bonds) and common stocks as of December 31, 1997 and December 31, 1996 are presented in the table below. Cost is amortized cost for fixed maturity securities and original cost for common stocks.

                                                                      GROSS          GROSS           ESTIMATED
                                                                   UNREALIZED     UNREALIZED           FAIR
                                                   COST               GAINS         LOSSES             VALUE
                                            -------------------   -------------   -----------   -------------------
                                              1997       1996     1997    1996    1997   1996     1997       1996
                                              ----       ----     ----    ----    ----   ----     ----       ----
                                                                     (DOLLARS IN MILLIONS)
U.S. Treasury securities & obligations of
  U.S. government agencies................  $    5.9   $    5.9   $ 0.0   $ 0.0   $0.0   $0.0   $    5.9   $    5.9
Collateralized mortgage obligations:
  Government agency backed................     123.7      126.4     2.2     1.3   0.1    1.0       125.8      126.7
  Non-agency backed.......................      34.5       35.0     2.0     1.5   0.0    0.2        36.5       36.3
Other asset backed securities:
  Government agency backed................       0.2        0.2     0.0     0.0   0.0    0.0         0.2        0.2
  Non-agency backed.......................      93.8       98.5     2.1     1.3   0.2    0.7        95.7       99.1
Public utilities..........................     123.8      129.0     3.1     2.3   0.2    1.0       126.7      130.3
Corporate bonds...........................     676.8      653.0    18.0    13.2   2.2    4.8       692.6      661.4
Affiliates................................      16.0        0.0     0.0     0.0   0.0    0.0        16.0        0.0
                                            --------   --------   -----   -----   ----   ----   --------   --------
  Total bonds.............................   1,074.7    1,048.0    27.4    19.6   2.7    7.7     1,099.4    1,059.9
Commercial paper..........................      25.7       86.5     0.0     0.0   0.0    0.0        25.7       86.5
                                            --------   --------   -----   -----   ----   ----   --------   --------
  Total bonds and short-term
    investments...........................  $1,100.4   $1,134.5   $27.4   $19.6   $2.7   $7.7   $1,125.1   $1,146.4
                                            ========   ========   =====   =====   ====   ====   ========   ========
Common stocks.............................  $    0.8   $    1.1   $ 0.2   $ 0.1   $0.0   $0.0   $    1.0   $    1.2
                                            ========   ========   =====   =====   ====   ====   ========   ========

     Amortized cost represents the principal amount of the fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $0.4 million and $3.4 million at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS (CONTINUED):
     At December 31, 1997, 78.2% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost and estimated fair value of fixed maturity securities by maturity date as of December 31, 1997 are as follows:

                                                                       ESTIMATED
                                                          AMORTIZED      FAIR
                                                            COST         VALUE
                                                          ---------    ---------
                                                             ($ IN MILLIONS)
Due in one year or less.................................  $   48.9     $   49.0
Due after one year through five years...................     411.4        418.1
Due after five years through ten years..................     380.4        391.3
Due after ten years.....................................     259.7        266.7
                                                          --------     --------
                                                          $1,100.4     $1,125.1
                                                          ========     ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of investments in fixed maturity securities during 1997 and 1996 were $31.3 million and $13.3 million, respectively. Gross gains of $0.5 million in 1997 and $0.2 million in 1996, and gross losses of $4.3 million in 1997 and $0.3 million in 1996 were realized on these sales.

     Proceeds from sales of investments in common stocks during 1997 and 1996 were $1.0 million and $0, respectively. Gross gains of $0.7 million in 1997 and $0 in 1996, and gross losses of $0 in 1997 and $0 in 1996 were realized on these sales.

     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of fixed maturity securities which were non-income producing for the twelve months preceding December 31, 1996 were $1.0 million.

6.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties, including agricultural properties. As of December 31, 1997, $55.3 million of mortgage loans have terms that require amortization, and $79.5 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $0.6 million at December 31, 1997 and there were no mortgage loans delinquent over 90 days or in process of foreclosure at December 31, 1996. There were no properties acquired through foreclosure during 1997 or 1996.

     The Company has performing restructured mortgage loans of $14.1 million as of December 31, 1997 and $15.0 million as of December 31, 1996. The new terms typically reduce the contract rate of interest. Interest is recognized in income based on the modified rate of the loan. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $1.4 million in 1997 and $1.5 million in 1996. Gross interest income recognized in net income for the period from these loans was $1.0 million in 1997 and $1.1 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):
     At both December 31, 1997 and 1996, there were no mortgage loans that were non-income producing for the preceding twelve months.

     At both December 31, 1997 and 1996, there were no real estate properties that were non-income producing for the preceding twelve months.

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:

                                                                 1997      1996
                                                                 ----      ----
                                                                ($ IN MILLIONS)
NET INVESTMENT INCOME
------------------------------------------------------------
Bonds and common stock......................................    $ 79.0    $ 77.5
Mortgage loans..............................................      12.0      14.4
Real estate (net of property expenses)......................       1.2       3.0
Policy loans................................................       3.5       2.7
Other investments (including cash & short-term
  investments)..............................................       6.6       7.5
                                                                ------    ------
     Total investment income................................     102.3     105.1
Investment expenses.........................................       3.3       3.0
                                                                ------    ------
     Net investment income..................................    $ 99.0    $102.1
                                                                ======    ======

     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                                 1997      1996
                                                                 ----      ----
                                                                ($ IN MILLIONS)
REALIZED CAPITAL GAINS (LOSSES)
------------------------------------------------------------
Bonds and common stock......................................    $(2.4)    $ 0.9
Real estate and mortgage loans..............................      0.4      (0.1)
Derivative instruments......................................      0.0      (0.8)
Other.......................................................     (0.2)      0.0
                                                                -----     -----
                                                                 (2.2)      0.0
Taxes.......................................................     (0.5)     (0.8)
Transferred to IMR, net of taxes............................     (0.8)     (0.9)
                                                                -----     -----
     Net realized capital losses............................    $(3.5)    $(1.7)
                                                                =====     =====

     During 1997 and 1996, realized capital losses resulting from changes in interest rates on bonds of $0.8 million (net of $0.5 million tax) and $0.9 million (net of $0.5 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     Net unrealized capital gains were $2.8 million in 1997 and $1.6 million in 1996. The 1997 and 1996 net unrealized gains include writedowns of approximately $0.2 million in 1997 and $0 in 1996 on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):

                                                                 1997     1996
                                                                 ----     ----
                                                                ($ IN MILLIONS)
UNREALIZED CAPITAL GAINS (LOSSES)
------------------------------------------------------------
Bonds and stocks............................................    $ 3.0     $1.6
Real estate and mortgage loans..............................     (0.2)     0.0
                                                                -----     ----
     Total net unrealized capital gains.....................    $ 2.8     $1.6
                                                                =====     ====

8.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, common stocks, cash, short-term investments, separate account assets and liabilities, and investment-type contracts approximate their carrying amounts. The carrying values of bonds were $1,074.7 million and $1,048.0 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds were $1,099.4 million and $1,059.9 million at December 31, 1997 and 1996, respectively.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Fixed maturity securities (See Note 5)

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type Contract Liabilities

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $65,000 of loaned securities as of December 31, 1997. The minimum collateral on securities loaned is 102% of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentrations of Credit Risk:

     As of December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 1.4 percent and 1.3 percent, respectively, of total cash and invested assets.

     The bond portfolio is diversified by industry type. The industries comprising 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are Financial Services of $133.5 million (12.4 percent), Government and Agencies of $129.8 million (12.1 percent), Energy of $128.3 million (11.9 percent), Non-Government Asset/Mortgage-Backed of $128.3 million (11.9 percent), Public Utilities of $123.8 million (11.5 percent), and Consumer Goods and Services of $112.5 million (10.5 percent). At December 31, 1996, the industries comprising 10 percent or more of the carrying value of the bond portfolio were Government and Agencies of $132.5 million (12.7 percent), Non-Government Asset/Mortgage-Backed of $133.5 million (12.7 percent), Public Utilities of $129.0 million (12.3 percent), Energy of $119.7 million (11.4 percent), and Other Manufacturing of $116.9 million (11.2 percent).

     The Company holds below investment grade bonds of $79.7 million at December 31, 1997. Below, investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. Of these bonds, $66.6 million are in category 3, which is considered to be medium quality by the NAIC. At December 31, 1996, the Company's investments in below investment grade bonds were $59.4 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate (including joint ventures). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                   1997              1996
                                              --------------    --------------
                                                $        %        $        %
                                                -        -        -        -
                                                      ($ IN MILLIONS)
GEOGRAPHIC REGION
------------------------------------------
West......................................     54.0     32.9     71.3     34.3
Mountain..................................     41.2     25.1     48.3     23.3
Northeast.................................     25.3     15.4     25.6     12.3
Southwest.................................     16.8     10.2     20.9     10.1
Midwest...................................     14.7      8.9     25.5     12.3
Southeast.................................     12.4      7.5     16.1      7.7
                                              -----    -----    -----    -----
          Total...........................    164.4    100.0    207.7    100.0
                                              =====    =====    =====    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: California, $33.8 million (20.6%); New York, $19.1 million (11.6%); Texas, $16.2 million (9.9%); Arizona, $13.6 million (8.3%); Washington, $11.6 million (7.1%) and Idaho, $10.7 million (6.5%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (CONTINUED):
     As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:

                                                   1997              1996
                                              --------------    --------------
                                                $        %        $        %
                                                -        -        -        -
                                                      ($ IN MILLIONS)
PROPERTY TYPE
--------------------------------------------
Agriculture.................................   99.5     60.5    117.8     56.7
Office Building.............................   24.5     14.9     34.9     16.8
Hotel.......................................   15.0      9.1     21.5     10.4
Retail......................................   10.3      6.3     12.3      5.9
Industrial..................................    7.3      4.5      9.4      4.5
Other.......................................    4.4      2.6      4.4      2.1
Apartments..................................    3.4      2.1      7.4      3.6
                                              -----    -----    -----    -----
          Total.............................  164.4    100.0    207.7    100.0
                                              =====    =====    =====    =====

10.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:

                                                              ($ IN MILLIONS)
Not subject to discretionary withdrawal provision...........     $   77.1
Subject to discretionary withdrawal -- with adjustment:
     -  at book value less surrender charges of 5% or
       more.................................................        180.9
     -  at market value.....................................      3,403.3
                                                                 --------
               Subtotal.....................................      3,584.2
Subject to discretionary withdrawal -- without adjustment:
     -  at book value (minimal or no charge or
       adjustment)..........................................        475.1
                                                                 --------
               Total annuity actuarial reserves and deposit
                 liabilities -- gross and net of
                 reinsurance................................     $4,136.4
                                                                 ========

     The amounts above are included in the Company's statements of admitted assets, liabilities, capital and surplus as life insurance and annuity reserves ($0.7) billion and separate account liabilities ($3.4) billion.

11.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis to MONY and other insurance companies under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person. The total amount of reinsured life insurance in force on this basis was $2.7 billion and $2.6 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $16.1 million and $14.6 million; benefit payments recovered were $11.6 million and $17.3 million; policy reserve credits recorded were $11.1 million and $10.6 million; and recoverable amounts on paid and unpaid losses were $2.4 million and $3.5 million in 1997 and 1996, respectively.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  FEDERAL INCOME TAXES:

     The Company is included in the consolidated federal income tax return with its parent, MONY, and the parent's non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for net losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes that may become due with respect to open years.

     Pre-tax operating gains and pre-tax realized gains, as reported in the accompanying statements of operations, differ from taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, depreciation expense and related recapture, capital gains deferred to the IMR, and equity in joint ventures.

13.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

13.  COMMITMENTS AND CONTINGENCIES (CONTINUED):
     In the opinion of management of the Company, resolution of contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     At December 31, 1997, the Company had a commitment to issue a $1.9 million fixed rate farm loan with an interest rate of 7.8% and a duration of 10 years. There were no outstanding bond commitments as of December 31, 1997.

14.  YEAR 2000:

     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:

INVESTMENT INCOME EARNED:
------------------------------------------------------------
    U.S. Government bonds...................................           387
    Other bonds (unaffiliated)..............................        77,378
    Bonds of affiliates.....................................           602
    Preferred stocks (unaffiliated).........................             0
    Preferred stocks of affiliates..........................             0
    Common stocks (unaffiliated)............................             1
    Common stocks of affiliates.............................             0
    Mortgage loans..........................................        12,097
    Real estate.............................................         8,565
    Premium notes, policy loans and liens...................         3,465
    Collateral loans........................................             0
    Cash on hand and on deposit.............................           117
    Short-term investments..................................         4,652
    Other invested assets...................................           571
    Derivative instruments..................................             0
    Aggregate write-ins for investment income...............         1,355
                                                                ----------
        Gross investment income.............................       109,190
                                                                ==========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES...........        22,627
MORTGAGE LOANS -- BOOK VALUE:
------------------------------------------------------------
    Farm mortgages..........................................        99,492
    Residential mortgages...................................             0
    Commercial mortgages....................................        35,336
                                                                ----------
        Total mortgage loans................................       134,828
                                                                ==========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
------------------------------------------------------------
    Good standing...........................................       120,120
    Good standing with restructured terms...................        14,126
    Interest overdue more than three months, not in
     foreclosure............................................             0
    Foreclosure in process..................................           582
                                                                ----------
        Total mortgage loans................................       134,828
                                                                ==========
OTHER LONG TERM ASSETS -- STATEMENT VALUE...................        52,824
COLLATERAL LOANS............................................             0
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND
AFFILIATES -- BOOK VALUE:
------------------------------------------------------------
    Bonds...................................................        16,000
    Preferred Stocks........................................             0
    Common Stocks...........................................             0

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT
VALUE:
------------------------------------------------------------
    Due within one year or less.............................        84,300
    Over 1 year through 5 years.............................       573,903
    Over 5 years through 10 years...........................       344,927
    Over 10 years through 20 years..........................        68,716
    Over 20 years...........................................        28,578
                                                                ----------
        Total by Maturity...................................     1,100,424
                                                                ==========
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT
VALUE:
------------------------------------------------------------
    Class 1.................................................       579,042
    Class 2.................................................       441,677
    Class 3.................................................        66,571
    Class 4.................................................        12,524
    Class 5.................................................             0
    Class 6.................................................           610
                                                                ----------
        Total by Class......................................     1,100,424
                                                                ==========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED...       645,558
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY
  PLACED....................................................       454,866
PREFERRED STOCKS -- STATEMENT VALUE.........................             0
COMMON STOCKS -- MARKET VALUE...............................           981
SHORT-TERM INVESTMENTS -- BOOK VALUE........................        25,700
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE..................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE...             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE...........             0
CASH ON HAND AND ON DEPOSIT.................................        20,256
LIFE INSURANCE IN FORCE:
------------------------------------------------------------
    Industrial..............................................             0
    Ordinary................................................    11,744,853
    Credit Life.............................................             0
    Group Life..............................................     1,875,204
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY
  POLICIES..................................................       158,466
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
------------------------------------------------------------
    Industrial..............................................             0
    Ordinary................................................     3,671,469
    Credit Life.............................................             0
    Group Life..............................................       199,912
SUPPLEMENTARY CONTRACTS IN FORCE:
------------------------------------------------------------
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit...................................        19,131
        Income Payable......................................           969
    Ordinary -- Involving Life Contingencies
        Income Payable......................................         2,996
    Group -- Not Involving Life Contingencies
        Amount on Deposit...................................            28
        Income Payable......................................             0
    Group -- Involving Life Contingencies
        Income Payable......................................            15

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

ANNUITIES:
------------------------------------------------------------
    Ordinary
------------------------------------------------------------
        Immediate -- Amount of Income Payable...............             0
        Deferred -- Fully Paid -- Account Balance...........             0
        Deferred -- Not Fully Paid -- Account Balance.......             0
    Group
------------------------------------------------------------
        Amount of Income Payable............................             0
        Fully Paid -- Account Balance.......................        61,031
        Not Fully Paid -- Account Balance...................             0
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
------------------------------------------------------------
    Ordinary................................................             0
    Group...................................................             0
    Credit..................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
------------------------------------------------------------
    Deposit Funds -- Account Balance........................       632,579
    Dividend Accumulations -- Account Balance...............             0
CLAIM PAYMENTS 1997:
------------------------------------------------------------
    Group Accident and Health -- Year Ended December 31,
     1997...................................................             0
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0
CLAIM PAYMENTS 1997:
------------------------------------------------------------
    Other Accident and Health -- Year Ended December 31,
     1997
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0
    Other coverages that use developmental methods to
     calculate claims reserves -- Year Ended December 31,
     1997
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

                                                              APPLICABLE
ATTAINED AGE                                                  PERCENTAGE
------------                                                  ----------
40 and Under................................................     150%
41..........................................................     143
42..........................................................     136
43..........................................................     129
44..........................................................     122
45..........................................................     115
46..........................................................     109
47..........................................................     103
48..........................................................      97
49..........................................................      91
50..........................................................      85
51..........................................................      78
52..........................................................      71
53..........................................................      64
54..........................................................      57
55..........................................................      50
56..........................................................      46
57..........................................................      42
58..........................................................      38
59..........................................................      34
60..........................................................      30
61..........................................................      28
62..........................................................      26
63..........................................................      24
64..........................................................      22
65..........................................................      20
66..........................................................      19
67..........................................................      18
68..........................................................      17
69..........................................................      16
70..........................................................      15
71..........................................................      13
72..........................................................      11
73..........................................................      09
74..........................................................      07
75-90.......................................................      05
91..........................................................      04
92..........................................................      03
93..........................................................      02
94..........................................................      01
95..........................................................      00

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                  BENEFIT   SPECIFIED   SEE
 SEX    AGE                 SMOKER                OPTION     AMOUNT     PAGE
 ---    ---                 ------                -------   ---------   ----
Male    45    Preferred Non-smoker                   1      $200,000    B- 4
Female  45    Preferred Non-smoker                   1      $200,000    B-14
Male    45    Standard Smoker                        1      $200,000    B-24
Male    45    Preferred Non-smoker                   2      $200,000    B-34
Male    35    Preferred Non-smoker                   1      $200,000    B-43
Male    55    Preferred Non-smoker                   1      $200,000    B-53

     The tables show how death benefits, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

     The amounts shown for death benefits, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 32.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of
 .50% of the Account Value annually beginning after the tenth Policy Anniversary.

     Since the Company is unable to predict how a particular policy owner will allocate net premiums and cash values among the available subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the policy owner's choice of subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -1.4916%, on 5% it would be 3.4711%, and on 10% it would be 8.4338%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages B-4, B-6, B-10, B-14, B-16, B-20, B-24, B-26, B-30, B-34,
B-36, B-39, B-43, B-45, B-49, B-53, B-55 and B-57.

     THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MONY LIFE OF AMERICA
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value Upon Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of 2.00% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits, if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Annual Investment Return indicated.

     The Current Charges are declared by MONY Life of America, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of MONY Life of America.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will earn interest at an annual rate of 5.0%. This rate is determined by subtracting a margin of 0.75% from the loan rate. This margin is designed to decrease by 0.5% in Policy years 11 and later, but such decrease is not guaranteed. Hence amounts borrowed will earn interest at a rate of 5.0% for Policy years 1 though 10 and 5.5% for Policy years 11 and later. This decrease is based on current expectations as to mortality, expenses, persistency and investment income. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (- 1.49% NET)           0.00% (- 1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 1     46      3,088    3,242      0           314     2,117  200,000        314     2,117  200,000        314     2,117  200,000
 2     47      3,088    6,647      0         2,058     4,132  200,000      2,058     4,132  200,000      2,361     4,435  200,000
 3     48      3,088   10,222      0         2,762     6,078  200,000      2,762     6,078  200,000      3,314     6,630  200,000
 4     49      3,088   13,975      0         4,617     7,933  200,000      4,617     7,933  200,000      5,368     8,684  200,000
 5     50      3,088   17,916      0         6,385     9,701  200,000      6,385     9,701  200,000      7,331     10,647 200,000
 6     51      3,088   22,055      0         8,398     11,383 200,000      8,398     11,383 200,000      9,491     12,476 200,000
 7     52      3,088   26,400      0        10,306     12,959 200,000     10,306     12,959 200,000     11,587     14,240 200,000
 8     53      3,088   30,962      0        12,110     14,431 200,000     12,110     14,431 200,000     13,621     15,942 200,000
 9     54      3,088   35,753      0        13,792     15,781 200,000     13,792     15,781 200,000     15,615     17,604 200,000
10     55      3,088   40,783      0        15,353     17,011 200,000     15,353     17,011 200,000     17,549     19,207 200,000
Total         30,880

11     56      3,088   46,064      0        16,931     18,258 200,000     16,931     18,258 200,000     19,507     20,833 200,000
12     57      3,088   51,610      0        18,356     19,351 200,000     18,356     19,351 200,000     21,288     22,283 200,000
13     58      3,088   57,433      0        19,629     20,292 200,000     19,629     20,292 200,000     22,981     23,644 200,000
14     59      3,088   63,547      0        20,731     21,063 200,000     20,731     21,063 200,000     24,607     24,938 200,000
15     60      3,088   69,966      0        21,643     21,643 200,000     21,643     21,643 200,000     26,188     26,188 200,000
16     61      3,088   76,707      0        22,012     22,012 200,000     22,012     22,012 200,000     27,372     27,372 200,000
17     62      3,088   83,785      0        22,149     22,149 200,000     22,149     22,149 200,000     28,412     28,412 200,000
18     63      3,088   91,216      0        22,053     22,053 200,000     22,053     22,053 200,000     29,267     29,267 200,000
19     64      3,088   99,020      0        21,639     21,639 200,000     21,639     21,639 200,000     30,001     30,001 200,000
20     65      3,088  107,213      0        20,881     20,881 200,000     20,881     20,881 200,000     30,614     30,614 200,000
Total         61,760

21     66      3,088  115,816      0        19,792     19,792 200,000     19,792     19,792 200,000     31,130     31,130 200,000
22     67      3,088  124,849      0        18,281     18,281 200,000     18,281     18,281 200,000     31,486     31,486 200,000
23     68      3,088  134,334      0        16,290     16,290 200,000     16,290     16,290 200,000     31,642     31,642 200,000
24     69      3,088  144,293      0        13,759     13,759 200,000     13,759     13,759 200,000     31,539     31,539 200,000
25     70      3,088  154,750      0        10,640     10,640 200,000     10,640     10,640 200,000     31,114     31,114 200,000
26     71      3,088  165,730      0         6,810     6,810  200,000      6,810     6,810  200,000     30,363     30,363 200,000
27     72      3,088  177,259      0         2,014     2,014  200,000      2,014     2,014  200,000     29,199     29,199 200,000
28     73      3,088  189,365      0        LAPSE      LAPSE  LAPSE       LAPSE      LAPSE  LAPSE       27,641     27,651 200,000
29     74      3,088  202,075      0                                                                    25,584     25,584 200,000
30     75      3,088  215,421      0                                                                    22,933     22,933 200,000
Total         92,640

31     76      3,088  229,435      0                                                                    19,693     19,693 200,000
32     77      3,088  244,149      0                                                                    15,676     15,676 200,000
33     78      3,088  259,599      0                                                                    10,717     10,717 200,000
34     79      3,088  275,821      0                                                                     3,835     3,835  200,000
35     80      3,088  292,855      0                                                                    LAPSE      LAPSE  LAPSE
             -------
Total        108,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ---------------------------
                                                        0.00% (- 1.49% NET)
                                                    ---------------------------
END                    UNSCHEDULED                    VALUE            BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE  AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----  --------
  1    46     3,088         0         0       0         314     2,117  200,000
  2    47     3,088         0         0       0       2,361     4,435  200,000
  3    48     3,088         0         0       0       3,314     6,630  200,000
  4    49     3,088         0         0       0       5,368     8,684  200,000
  5    50     3,088         0         0       0       7,331     10,647 200,000
  6    51     3,088         0         0       0       9,491     12,476 200,000
  7    52     3,088         0         0       0      11,587     14,240 200,000
  8    53     3,088         0         0       0      13,621     15,942 200,000
  9    54     3,088         0         0       0      15,615     17,604 200,000
 10    55     3,088         0         0       0      17,549     19,207 200,000

 11    56     3,088         0         0       0      19,507     20,833 200,000
 12    57     3,088         0         0       0      21,288     22,283 200,000
 13    58     3,088         0         0       0      22,981     23,644 200,000
 14    59     3,088         0         0       0      24,607     24,938 200,000
 15    60     3,088         0         0       0      26,188     26,188 200,000
 16    61     3,088         0         0       0      27,372     27,372 200,000
 17    62     3,088         0         0       0      28,412     28,412 200,000
 18    63     3,088         0         0       0      29,267     29,267 200,000
 19    64     3,088         0         0       0      30,001     30,001 200,000
 20    65     3,088         0         0       0      30,614     30,614 200,000

 21    66     3,088         0         0       0      31,130     31,130 200,000
 22    67     3,088         0         0       0      31,486     31,486 200,000
 23    68     3,088         0         0       0      31,642     31,642 200,000
 24    69     3,088         0         0       0      31,539     31,539 200,000
 25    70     3,088         0         0       0      31,114     31,114 200,000
 26    71     3,088         0         0       0      30,363     30,363 200,000
 27    72     3,088         0         0       0      29,199     29,199 200,000
 28    73     3,088         0         0       0      27,651     27,651 200,000
 29    74     3,088         0         0       0      25,584     25,584 200,000
 30    75     3,088         0         0       0      22,933     22,933 200,000

 31    76     3,088         0         0       0      19,693     19,693 200,000
 32    77     3,088         0         0       0      15,676     15,676 200,000
 33    78     3,088         0         0       0      10,717     10,717 200,000
 34    79     3,088         0         0       0       3,835     3,835  200,000
 35    80     3,088         0         0       0      LAPSE      LAPSE  LAPSE
             -------
     Total   108,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
6%                                          FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)                             (6)                             (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)       (8)     BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
 1     46      3,088    3,242        0           314      2,117   200,000        462      2,265   200,000
 2     47      3,088    6,647        0         2,058      4,132   200,000      2,485      4,559   200,000
 3     48      3,088   10,222        0         2,762      6,078   200,000      3,600      6,916   200,000
 4     49      3,088   13,975        0         4,617      7,933   200,000      6,002      9,318   200,000
 5     50      3,088   17,916        0         6,385      9,701   200,000      8,452     11,768   200,000
 6     51      3.088   22,055        0         8,398     11,383   200,000     11,287     14,271   200,000
 7     52      3,088   26,400        0        10,306     12,959   200,000     14,155     16,808   200,000
 8     53      3,088   30,962        0        12,110     14,431   200,000     17,063     19,384   200,000
 9     54      3,088   35,753        0        13,792     15,781   200,000     19,991     21,981   200,000
10     55      3,088   40,783        0        15,353     17,011   200,000     22,945     24,603   200,000
Total         30,880

11     56      3,088   46,064        0        16,931     18,258   200,000     26,114     27,440   200,000
12     57      3,088   51,610        0        18,356     19,351   200,000     29,301     30,295   200,000
13     58      3,088   57,433        0        19,629     20,292   200,000     32,511     33,174   200,000
14     59      3,088   63,547        0        20,731     21,063   200,000     35,732     36,063   200,000
15     60      3,088   69,966        0        21,643     21,643   200,000     38,949     38,949   200,000
16     61      3,088   76,707        0        22,012     22,012   200,000     41,817     41,817   200,000
17     62      3,088   83,785        0        22,149     22,149   200,000     44,655     44,655   200,000
18     63      3,088   91,216        0        22,053     22,053   200,000     47,469     47,469   200,000
19     64      3,088   99,020        0        21,639     21,639   200,000     50,191     50,191   200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     52,805     52,805   200,000
Total         61,760

21     66      3,088   115,816       0        19,792     19,792   200,000     55,345     55,345   200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     57,734     57,734   200,000
23     68      3,088   134,334       0        16,290     16,290   200,000     59,936     59,936   200,000
24     69      3,088   144,293       0        13,759     13,759   200,000     61,915     61,915   200,000
25     70      3,088   154,750       0        10,640     10,640   200,000     63,646     63,646   200,000
26     71      3,088   165,730       0         6,810      6,810   200,000     65,053     65,053   200,000
27     72      3,088   177,259       0         2,014      2,014   200,000     65,966     65,966   200,000
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     66,433     66,433   200,000
29     74      3,088   202,075       0                                        66,265     66,265   200,000
30     75      3,088   215,421       0                                        65,278     65,278   200,000
Total         92,640

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
                               (12)
 END     (10)       (11)     BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
 1          462      2,265   200,000
 2        2,797      4,871   200,000
 3        4,188      7,504   200,000
 4        6,829     10,145   200,000
 5        9,527     12,843   200,000
 6       12,574     15,558   200,000
 7       15,709     18,362   200,000
 8       18,937     21,259   200,000
 9       22,287     24,277   200,000
10       25,744     27,402   200,000
Total
11       29,453     30,779   200,000
12       33,186     34,180   200,000
13       37,031     37,694   200,000
14       41,019     41,351   200,000
15       45,180     45,180   200,000
16       49,175     49,175   200,000
17       53,275     53,275   200,000
18       57,459     57,459   200,000
19       61,792     61,792   200,000
20       66,290     66,290   200,000
Total
21       71,004     71,004   200,000
22       75,889     75,889   200,000
23       80,939     80,939   200,000
24       86,131     86,131   200,000
25       91,453     91,453   200,000
26       96,935     96,935   200,000
27      102,559    102,559   200,000
28      108,388    108,388   200,000
29      114,398    114,398   200,000
30      120,619    120,619   200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)                             (6)                             (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)       (8)     BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
31     76      3,088   229,435       0                                        63,304     63,304   200,000
32     77      3,088   244,149       0                                        60,153     60,153   200,000
33     78      3,088   259,599       0                                        55,584     55,584   200,000
34     79      3,088   275,821       0                                        49,289     49,289   200,000
35     80      3,088   292,855       0                                        40,853     40,853   200,000
36     81      3,088   310,740       0                                        29,676     29,676   200,000
37     82      3,088   329,519       0                                        14,938     14,938   200,000
38     83      3,088   349,237       0                                         LAPSE      LAPSE     LAPSE
39     84      3,088   369,942       0
40     85      3,088   391,681       0
Total        123,520

41     86      3,088   414,508       0
42     87      3,088   438,475       0
43     88      3,088   463,642       0
44     89      3,088   490,066       0
45     90      3,088   517,812       0
46     91      3,088   546,945       0
47     92      3,088   577,534       0
48     93      3,088   609,654       0
49     94      3,088   643,379       0
50     95      3,088   678,790       0
             -------
Total        154,400

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
                               (12)
 END     (10)       (11)     BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
31      127,119    127,119   200,000
32      133,902    133,902   200,000
33      141,009    141,009   200,000
34      148,271    148,271   200,000
35      155,975    155,975   200,000
36      164,270    164,270   200,000
37      173,296    173,296   200,000
38      183,423    183,423   200,000
39      194,724    194,724   204,460
40      206,554    206,554   216,882
Total
41      218,822    218,822   229,763
42      231,511    231,511   243,087
43      244,629    244,629   256,861
44      258,168    258,168   271,076
45      272,118    272,118   285,724
46      286,443    286,443   300,765
47      301,605    301,605   313,669
48      317,706    317,706   327,237
49      334,995    334,995   341,695
50      353,780    353,780   357,318
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
6%                                     FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                            SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     46     3,088         0         0       0          462      2,265  200,000
 2     47     3,088         0         0       0        2,797      4,871  200,000
 3     48     3,088         0         0       0        4,188      7,504  200,000
 4     49     3,088         0         0       0        6,829     10,145  200,000
 5     50     3,088         0         0       0        9,527     12,843  200,000
 6     51     3,088         0         0       0       12,574     15,558  200,000
 7     52     3,088         0         0       0       15,709     18,362  200,000
 8     53     3,088         0         0       0       18,937     21,259  200,000
 9     54     3,088         0         0       0       22,287     24,277  200,000
10     55     3,088         0         0       0       25,744     27,402  200,000
11     56     3,088         0         0       0       29,453     30,779  200,000
12     57     3,088         0         0       0       33,186     34,180  200,000
13     58     3,088         0         0       0       37,031     37,694  200,000
14     59     3,088         0         0       0       41,019     41,351  200,000
15     60     3,088         0         0       0       45,180     45,180  200,000
16     61     3,088         0         0       0       49,175     49,175  200,000
17     62     3,088         0         0       0       53,275     53,275  200,000
18     63     3,088         0         0       0       57,459     57,459  200,000
19     64     3,088         0         0       0       61,792     61,792  200,000
20     65     3,088         0         0       0       66,290     66,290  200,000
21     66     3,088         0         0       0       71,004     71,004  200,000
22     67     3,088         0         0       0       75,889     75,889  200,000
23     68     3,088         0         0       0       80,939     80,939  200,000
24     69     3,088         0         0       0       86,131     86,131  200,000
25     70     3,088         0         0       0       91,453     91,453  200,000
26     71     3,088         0         0       0       96,935     96,935  200,000
27     72     3,088         0         0       0      102,559    102,559  200,000
28     73     3,088         0         0       0      108,388    108,388  200,000
29     74     3,088         0         0       0      114,398    114,398  200,000
30     75     3,088         0         0       0      120,619    120,619  200,000
31     76     3,088         0         0       0      127,119    127,119  200,000
32     77     3,088         0         0       0      133,902    133,902  200,000
33     78     3,088         0         0       0      141,009    141,009  200,000
34     79     3,088         0         0       0      148,271    148,271  200,000
35     80     3,088         0         0       0      155,975    155,975  200,000
36     81     3,088         0         0       0      164,270    164,270  200,000
37     82     3,088         0         0       0      173,296    173,296  200,000
38     83     3,088         0         0       0      183,423    183,423  200,000
39     84     3,088         0         0       0      194,724    194,724  204,460
40     85     3,088         0         0       0      206,554    206,554  216,882
             -------
Total        123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     86     3,088         0         0       0      218,822    218,822  229,763
42     87     3,088         0         0       0      231,511    231,511  243,087
43     88     3,088         0         0       0      244,629    244,629  256,861
44     89     3,088         0         0       0      258,168    258,168  271,076
45     90     3,088         0         0       0      272,118    272,118  285,724
46     91     3,088         0         0       0      286,443    286,443  300,765
47     92     3,088         0         0       0      301,605    301,605  313,669
48     93     3,088         0         0       0      317,706    317,706  327,237
49     94     3,088         0         0       0      334,995    334,995  341,695
50     95     3,088         0         0       0      353,780    353,780  357,318
             -------
Total        154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  12%                                      FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)                             (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46      3,088    3,242        0           314      2,117   200,000         611        2,414     200,000
 2     47      3,088    6,647        0         2,058      4,132   200,000       2,931        5,005     200,000
 3     48      3,088   10,222        0         2,762      6,078   200,000       4,511        7,827     200,000
 4     49      3,088   13,975        0         4,617      7,933   200,000       7,568       10,884     200,000
 5     50      3,088   17,916        0         6,385      9,701   200,000      10,887       14,203     200,000
 6     51      3.088   22,055        0         8,398     11,383   200,000      14,830       17,815     200,000
 7     52      3,088   26,400        0        10,306     12,959   200,000      19,078       21,731     200,000
 8     53      3,088   30,962        0        12,110     14,431   200,000      23,670       25,991     200,000
 9     54      3,088   35,753        0        13,792     15,781   200,000      28,624       30,614     200,000
10     55      3,088   40,783        0        15,353     17,011   200,000      33,988       35,646     200,000
Total         30,880

11     56      3,088   46,064        0        16,931     18,258   200,000      40,073       41,399     200,000
12     57      3,088   51,610        0        18,356     19,351   200,000      46,701       47,695     200,000
13     58      3,088   57,433        0        19,629     20,292   200,000      53,949       54,612     200,000
14     59      3,088   63,547        0        20,731     21,063   200,000      61,885       62,217     200,000
15     60      3,088   69,966        0        21,643     21,643   200,000      70,592       70,592     200,000
16     61      3,088   76,707        0        22,012     22,012   200,000      79,837       79,837     200,000
17     62      3,088   83,785        0        22,149     22,149   200,000      90,066       90,066     200,000
18     63      3,088   91,216        0        22,053     22,053   200,000     101,434      101,434     200,000
19     64      3,088   99,020        0        21,639     21,639   200,000     114,068      114,068     200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     128,171      128,171     200,000
Total         61,760

21     66      3,088   115,816       0        19,792     19,792   200,000     144,046      144,046     200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     161,929      161,929     200,000
23     68      3,088   134,334       0        16,290     16,290   200,000     182,045      182,045     214,813
24     69      3,088   144,293       0        13,759     13,759   200,000     204,249      204,249     238,971
25     70      3,088   154,750       0        10,640     10,640   200,000     228,730      228,730     265,327
26     71      3,088   165,730       0         6,810      6,810   200,000     255,712      255,712     294,069
27     72      3,088   177,259       0         2,014      2,014   200,000     285,532      285,532     322,652
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     318,573      318,573     353,616
29     74      3,088   202,075       0                                        355,214      355,214     387,184
30     75      3,088   215,421       0                                        395,923      395,923     423,637
Total         92,640

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          611        2,414     200,000
 2        3,252        5,326     200,000
 3        5,135        8,451     200,000
 4        8,475       11,791     200,000
 5       12,104       15,420     200,000
 6       16,342       19,326     200,000
 7       20,959       23,612     200,000
 8       26,000       28,321     200,000
 9       31,533       33,523     200,000
10       37,595       39,253     200,000
Total
11       44,465       45,791     200,000
12       51,941       52,936     200,000
13       60,182       60,845     200,000
14       69,301       69,633     200,000
15       79,426       79,426     200,000
16       90,334       90,334     200,000
17      102,445      102,445     200,000
18      115,901      115,901     200,000
19      130,925      130,925     200,000
20      147,730      147,730     200,000
Total
21      166,619      166,619     200,000
22      187,659      187,659     223,314
23      210,930      210,930     248,897
24      236,658      236,658     276,890
25      265,093      265,093     307,508
26      296,526      296,526     341,005
27      331,331      331,331     374,404
28      369,921      369,921     410,612
29      412,725      412,725     449,870
30      460,260      460,260     492,478
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)                             (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
31     76      3,088   229,435       0                                        441,266      441,266     463,329
32     77      3,088   244,149       0                                        491,271      491,271     515,834
33     78      3,088   259,599       0                                        546,387      546,387     573,706
34     79      3,088   275,821       0                                        607,103      607,103     637,458
35     80      3,088   292,855       0                                        673,946      673,946     707,643
36     81      3,088   310,740       0                                        747,470      747,470     784,843
37     82      3,088   329,519       0                                        828,266      828,266     869,680
38     83      3,088   349,237       0                                        916,937      916,937     962,784
39     84      3,088   369,942       0                                       1,014,117   1,014,117   1,064,823
40     85      3,088   391,681       0                                       1,120,475   1,120,475   1,176,499
Total        123,520

41     86      3,088   414,508       0                                       1,236,723   1,236,723   1,298,559
42     87      3,088   438,475       0                                       1,363,617   1,363,617   1,431,798
43     88      3,088   463,642       0                                       1,501,966   1,501,966   1,577,065
44     89      3,088   490,066       0                                       1,652,618   1,652,618   1,735,249
45     90      3,088   517,812       0                                       1,816,466   1,816,466   1,907,289
46     91      3,088   546,945       0                                       1,994,396   1,994,396   2,094,116
47     92      3,088   577,534       0                                       2,193,082   2,193,082   2,280,806
48     93      3,088   609,654       0                                       2,416,070   2,416,070   2,488,552
49     94      3,088   643,379       0                                       2,667,724   2,667,724   2,721,079
50     95      3,088   678,790       0                                       2,953,491   2,953,491   2,983,026
             -------
Total        154,400

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
31      513,134      513,134     538,791
32      571,602      571,602     600,182
33      636,223      636,223     668,034
34      707,462      707,462     742,835
35      786,062      786,062     825,365
36      872,748      872,748     916,385
37      968,248      968,248   1,016,661
38     1,073,711   1,073,711   1,127,397
39     1,189,890   1,189,890   1,249,384
40     1,317,705   1,317,705   1,383,590
Total
41     1,458,256   1,458,256   1,531,169
42     1,612,574   1,612,574   1,693,203
43     1,781,931   1,781,931   1,871,028
44     1,967,590   1,967,590   2,065,970
45     2,170,903   2,170,903   2,279,448
46     2,393,096   2,393,096   2,512,751
47     2,639,826   2,639,826   2,745,419
48     2,914,390   2,914,390   3,001,822
49     3,221,893   3,221,893   3,286,331
50     3,568,777   3,568,777   3,604,465
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          611        2,414    200,000
 2     47     3,088         0         0       0        3,252        5,326    200,000
 3     48     3,088         0         0       0        5,135        8,451    200,000
 4     49     3,088         0         0       0        8,475       11,791    200,000
 5     50     3,088         0         0       0       12,104       15,420    200,000
 6     51     3,088         0         0       0       16,342       19,326    200,000
 7     52     3,088         0         0       0       20,959       23,612    200,000
 8     53     3,088         0         0       0       26,000       28,321    200,000
 9     54     3,088         0         0       0       31,533       33,523    200,000
10     55     3,088         0         0       0       37,595       39,253    200,000

11     56     3,088         0         0       0       44,465       45,791    200,000
12     57     3,088         0         0       0       51,941       52,936    200,000
13     58     3,088         0         0       0       60,182       60,845    200,000
14     59     3,088         0         0       0       69,301       69,633    200,000
15     60     3,088         0         0       0       79,426       79,426    200,000
16     61     3,088         0         0       0       90,334       90,334    200,000
17     62     3,088         0         0       0      102,445      102,445    200,000
18     63     3,088         0         0       0      115,901      115,901    200,000
19     64     3,088         0         0       0      130,925      130,925    200,000
20     65     3,088         0         0       0      147,730      147,703    200,000

21     66     3,088         0         0       0      166,619      166,619    200,000
22     67     3,088         0         0       0      187,659      187,659    223,314
23     68     3,088         0         0       0      210,930      210,930    248,897
24     69     3,088         0         0       0      236,658      236,658    276,890
25     70     3,088         0         0       0      265,093      265,093    307,508
26     71     3,088         0         0       0      296,526      296,526    341,005
27     72     3,088         0         0       0      331,331      331,331    374,404
28     73     3,088         0         0       0      369,921      369,921    410,612
29     74     3,088         0         0       0      412,725      412,725    449,870
30     75     3,088         0         0       0      460,260      460,260    492,478

31     76     3,088         0         0       0      513,134      513,134    538,791
32     77     3,088         0         0       0      571,602      571,602    600,182
33     78     3,088         0         0       0      636,223      636,223    668,034
34     79     3,088         0         0       0      707,462      707,462    742,835
35     80     3,088         0         0       0      786,062      786,062    825,365
36     81     3,088         0         0       0      872,748      872,748    916,385
37     82     3,088         0         0       0      968,248      968,248  1,016,661
38     83     3,088         0         0       0     1,073,711   1,073,711  1,127,397
39     84     3,088         0         0       0     1,189,890   1,189,890  1,249,384
40     85     3,088         0         0       0     1,317,705   1,317,705  1,383,590

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0     1,458,256   1,458,256  1,531,169
42     87     3,088         0         0       0     1,612,574   1,612,576  1,693,203
43     88     3,088         0         0       0     1,781,931   1,781,931  1,871,028
44     89     3,088         0         0       0     1,967,590   1,967,590  2,065,970
45     90     3,088         0         0       0     2,170,903   2,170,903  2,279,448
46     91     3,088         0         0       0     2,393,096   2,393,096  2,512,751
47     92     3,088         0         0       0     2,639,826   2,639,926  2,745,419
48     93     3,088         0         0       0     2,914,390   2,914,390  3,001,822
49     94     3,088         0         0       0     3,221,893   3,221,893  3,286,331
50     95     3,088         0         0       0     3,568,777   3,568,777  3,604,465
             -------
Total        154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1                   MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
0%                                           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                     TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                   GUARANTEED CHARGES
                                            -----------------------------------------------------------------
                                                 0.00% (-1.49% NET)                0.00% (-1.49% NET)
                                            -----------------------------   ---------------------------------
              (1)       (2)        (3)                             (6)                                 (9)
 END          NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL   ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------   -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46    2,578     2,707        0            27      1,698   200,000          27        1,698     200,000
 2     47    2,578     5,549        0         1,422      3,320   200,000       1,422        3,320     200,000
 3     48    2,578     8,534        0         1,966      4,899   200,000       1,966        4,899     200,000
 4     49    2,578    11,667        0         3,481      6,415   200,000       3,481        6,415     200,000
 5     50    2,578    14,957        0         4,911      7,844   200,000       4,911        7,844     200,000
 6     51    2,578    18,412        0         6,573      9,213   200,000       6,573        9,213     200,000
 7     52    2,578    22,040        0         8,152     10,499   200,000       8,152       10,499     200,000
 8     53    2,578    25,848        0         9,651     11,705   200,000       9,651       11,705     200,000
 9     54    2,578    29,848        0        11,071     12,832   200,000      11,071       12,832     200,000
10     55    2,578    34,047        0        12,414     13,881   200,000      12,414       13,881     200,000
Total        25,780
11     56    2,578    38,456        0        13,788     14,961   200,000      13,788       14,961     200,000
12     57    2,578    43,086        0        15,070     15,950   200,000      15,070       15,950     200,000
13     58    2,578    47,947        0        16,261     16,847   200,000      16,261       16,847     200,000
14     59    2,578    53,052        0        17,362     17,656   200,000      17,362       17,656     200,000
15     60    2,578    58,411        0        18,375     18,375   200,000      18,375       18,375     200,000
16     61    2,578    64,038        0        19,007     19,007   200,000      19,007       19,007     200,000
17     62    2,578    69,947        0        19,509     19,509   200,000      19,509       19,509     200,000
18     63    2,578    76,152        0        19,860     19,860   200,000      19,860       19,860     200,000
19     64    2,578    82,666        0        20,040     20,040   200,000      20,040       20,040     200,000
20     65    2,578    89,506        0        20,006     20,006   200,000      20,006       20,006     200,000
Total        51,560
21     66    2,578    96,688        0        19,766     19,766   200,000      19,766       19,766     200,000
22     67    2,578    104,230       0        19,288     19,288   200,000      19,288       19,288     200,000
23     68    2,578    112,148       0        18,549     18,549   200,000      18,549       18,549     200,000
24     69    2,578    120,462       0        17,545     17,545   200,000      17,545       17,545     200,000
25     70    2,578    129,192       0        16,248     16,248   200,000      16,248       16,248     200,000
26     71    2,578    138,359       0        14,609     14,609   200,000      14,609       14,609     200,000
27     72    2,578    147,984       0        12,527     12,527   200,000      12,527       12,527     200,000
28     73    2,578    158,090       0         9,920      9,920   200,000       9,920        9,920     200,000
29     74    2,578    168,701       0         6,627      6,627   200,000       6,627        6,627     200,000
30     75    2,578    179,843       0         2,519      2,519   200,000       2,519        2,519     200,000
Total        77,340
31     76    2,578    191,542       0         LAPSE      LAPSE     LAPSE       LAPSE        LAPSE       LAPSE
32     77    2,578    203,826       0
33     78    2,578    216,725       0
34     79    2,578    230,268       0
35     80    2,578    244,488       0
36     81    2,578    259,419       0
37     82    2,578    275,097       0
38     83    2,578    291,559       0
             ------
Total        97,964

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1           27        1,698     200,000
 2        1,749        3,647     200,000
 3        2,590        5,524     200,000
 4        4,328        7,262     200,000
 5        5,976        8,909     200,000
 6        7,694       10,334     200,000
 7        9,351       11,698     200,000
 8       10,972       13,025     200,000
 9       12,556       14,316     200,000
10       14,082       15,549     200,000
Total
11       15,624       16,797     200,000
12       17,095       17,975     200,000
13       18,517       19,104     200,000
14       19,828       20,121     200,000
15       21,113       21,113     200,000
16       22,080       22,080     200,000
17       23,023       23,023     200,000
18       23,837       23,837     200,000
19       24,628       24,628     200,000
20       25,313       25,313     200,000
Total
21       25,903       25,903     200,000
22       26,368       26,368     200,000
23       26,689       26,689     200,000
24       26,865       26,865     200,000
25       26,939       26,939     200,000
26       26,827       26,827     200,000
27       26,530       26,530     200,000
28       26,024       26,024     200,000
29       25,244       25,244     200,000
30       24,167       24,167     200,000
Total
31       22,680       22,680     200,000
32       20,772       20,772     200,000
33       18,364       18,364     200,000
34       15,303       15,303     200,000
35       11,556       11,556     200,000
36        6,899        6,899     200,000
37        1,291        1,291     200,000
38        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95 05:01 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  0%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                     ----------------------------
                                                          0.00% (-1.49% NET)
                                                     ----------------------------
 END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----    ---   -------   -----------   ----   -----   ---------   -----   --------
 1      46     2,578         0         0       0          27     1,698   200,000
 2      47     2,578         0         0       0       1,749     3,647   200,000
 3      48     2,578         0         0       0       2,590     5,524   200,000
 4      49     2,578         0         0       0       4,328     7,262   200,000
 5      50     2,578         0         0       0       5,976     8,909   200,000
 6      51     2,578         0         0       0       7,694     10,334  200,000
 7      52     2,578         0         0       0       9,351     11,698  200,000
 8      53     2,578         0         0       0      10,972     13,025  200,000
 9      54     2,578         0         0       0      12,556     14,316  200,000
10      55     2,578         0         0       0      14,082     15,549  200,000

11      56     2,578         0         0       0      15,624     16,797  200,000
12      57     2,578         0         0       0      17,095     17,975  200,000
13      58     2,578         0         0       0      18,517     19,104  200,000
14      59     2,578         0         0       0      19,828     20,121  200,000
15      60     2,578         0         0       0      21,113     21,113  200,000
16      61     2,578         0         0       0      22,080     22,080  200,000
17      62     2,578         0         0       0      23,023     23,023  200,000
18      63     2,578         0         0       0      23,837     23,837  200,000
19      64     2,578         0         0       0      24,628     24,628  200,000
20      65     2,578         0         0       0      25,313     25,313  200,000

21      66     2,578         0         0       0      25,903     25,903  200,000
22      67     2,578         0         0       0      26,368     26,368  200,000
23      68     2,578         0         0       0      26,689     26,689  200,000
24      69     2,578         0         0       0      26,865     26,865  200,000
25      70     2,578         0         0       0      26,939     26,939  200,000
26      71     2,578         0         0       0      26,827     26,827  200,000
27      72     2,578         0         0       0      26,530     26,530  200,000
28      73     2,578         0         0       0      26,024     26,024  200,000
29      74     2,578         0         0       0      25,244     25,244  200,000
30      75     2,578         0         0       0      24,167     24,167  200,000

31      76     2,578         0         0       0      22,680     22,680  200,000
32      77     2,578         0         0       0      20,772     20,772  200,000
33      78     2,578         0         0       0      18,364     18,364  200,000
34      79     2,578         0         0       0      15,303     15,303  200,000
35      80     2,578         0         0       0      11,556     11,556  200,000
36      81     2,578         0         0       0       6,899     6,899   200,000
37      82     2,578         0         0       0       1,291     1,291   200,000
38      83     2,578         0         0       0       LAPSE     LAPSE    LAPSE
              ------
Total         97,964

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:01 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  6%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS

                                                               GUARANTEED CHARGES
                                           ----------------------------------------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ---------------------------
               (1)      (2)       (3)         (4)                (6)         (7)               (9)
END            NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----  --------
 1     46      2,578    2,707      0            27      1,698  200,000        149     1,819  200,000
 2     47      2,578    5,549      0         1,422      3,320  200,000      1,770     3,668  200,000
 3     48      2,578    8,534      0         1,966      4,899  200,000      2,648     5,581  200,000
 4     49      2,578   11,667      0         3,481      6,415  200,000      4,606     7,540  200,000
 5     50      2,578   14,957      0         4,911      7,844  200,000      6,589     9,523  200,000
 6     51      2,578   18,412      0         6,573      9,213  200,000      8,916     11,556 200,000
 7     52      2,578   22,040      0         8,152     10,499  200,000     11,274     13,620 200,000
 8     53      2,578   25,848      0         9,651     11,705  200,000     13,665     15,719 200,000
 9     54      2,578   29,848      0        11,071     12,832  200,000     16,094     17,854 200,000
10     55      2,578   34,047      0        12,414     13,881  200,000     18,563     20,030 200,000
Total         25,780
11     56      2,578   38,456      0        13,788     14,961  200,000     21,224     22,398 200,000
12     57      2,578   43,086      0        15,070     15,950  200,000     23,932     24,812 200,000
13     58      2,578   47,947      0        16,261     16,847  200,000     26,691     27,278 200,000
14     59      2,578   53,052      0        17,362     17,656  200,000     29,508     29,801 200,000
15     60      2,578   58,411      0        18,375     18,375  200,000     32,387     32,387 200,000
16     61      2,578   64,038      0        19,007     19,007  200,000     35,043     35,043 200,000
17     62      2,578   69,947      0        19,509     19,509  200,000     37,734     37,734 200,000
18     63      2,578   76,152      0        19,860     19,860  200,000     40,447     40,447 200,000
19     64      2,578   82,666      0        20,040     20,040  200,000     43,169     43,169 200,000
20     65      2,578   89,506      0        20,006     20,006  200,000     45,867     45,867 200,000
Total         51,560
21     66      2,578   96,688      0        19,766     19,766  200,000     48,564     48,564 200,000
22     67      2,578  104,230      0        19,280     19,288  200,000     51,232     51,232 200,000
23     68      2,578  112,148      0        18,549     18,549  200,000     53,857     53,857 200,000
24     69      2,578  120,462      0        17,545     17,545  200,000     56,445     56,445 200,000
25     70      2,578  129,192      0        16,248     16,248  200,000     58,983     58,983 200,000
26     71      2,578  138,359      0        14,609     14,609  200,000     61,442     61,442 200,000
27     72      2,578  147,984      0        12,527     12,527  200,000     63,757     63,757 200,000
28     73      2,578  158,090      0         9,920      9,920  200,000     65,877     65,877 200,000
29     74      2,578  168,701      0         6,627      6,627  200,000     67,702     67,702 200,000
30     75      2,578  179,843      0         2,519      2,519  200,000     69,155     69,155 200,000
Total         77,340

            CURRENT CHARGES
      ----------------------------
           6.00% (4.46% NET)
      ----------------------------
        (10)                (12)
END     VALUE      (11)   BENEFIT
 OF      ON        FUND   PAYABLE
YEAR  SURRENDER   VALUE   AT DEATH
----  ---------   -----   --------
 1        149      1,819  200,000
 2      2,108      4,005  200,000
 3      3,311      6,245  200,000
 4      5,538      8,471  200,000
 5      7,799     10,732  200,000
 6     10,254     12,894  200,000
 7     12,769     15,116  200,000
 8     15,370     17,423  200,000
 9     18,062     19,822  200,000
10     20,828     22,294  200,000
Tota
11     23,789     24,963  200,000
12     26,834     27,714  200,000
13     29,991     30,578  200,000
14     33,204     33,498  200,000
15     36,563     36,563  200,000
16     39,782     39,782  200,000
17     43,165     43,165  200,000
18     46,626     46,626  200,000
19     50,268     50,268  200,000
20     54,030     54,030  200,000
Tota
21     57,943     57,943  200,000
22     61,986     61,986  200,000
23     66,154     66,154  200,000
24     70,464     70,464  200,000
25     74,962     74,962  200,000
26     79,606     79,606  200,000
27     84,416     84,416  200,000
28     89,398     89,398  200,000
29     94,537     94,537  200,000
30     99,848     99,848  200,000
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                               GUARANTEED CHARGES
                                           ----------------------------------------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ---------------------------
               (1)      (2)       (3)         (4)                (6)         (7)               (9)
END            NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----  --------
31     76      2,578  191,542      0         LAPSE      LAPSE    LAPSE     70,134     70,134 200,000
32     77      2,578  203,826      0                                       70,542     70,542 200,000
33     78      2,578  216,725      0                                       70,296     70,296 200,000
34     79      2,578  230,268      0                                       69,246     69,246 200,000
35     80      2,578  244,488      0                                       67,228     67,228 200,000
36     81      2,578  259,419      0                                       63,986     63,986 200,000
37     82      2,578  275,097      0                                       59,183     59,183 200,000
38     83      2,578  291,559      0                                       52,314     52,314 200,000
39     84      2,578  308,844      0                                       42,695     42,695 200,000
40     85      2,578  326,993      0                                       29,464     29,464 200,000
Total        103,120
41     86      2,578  346,049      0                                       11,387     11,387 200,000
42     87      2,578  366,059      0                                        LAPSE     LAPSE    LAPSE
43     88      2,578  387,069      0
44     89      2,578  409,129      0
45     90      2,578  432,292      0
46     91      2,578  456,614      0
47     92      2,578  482,151      0
48     93      2,578  508,966      0
49     94      2,578  537,121      0
50     95      2,578  566,684      0
             -------
Total        128,900

            CURRENT CHARGES
      ----------------------------
           6.00% (4.46% NET)
      ----------------------------
        (10)                (12)
END     VALUE      (11)   BENEFIT
 OF      ON        FUND   PAYABLE
YEAR  SURRENDER   VALUE   AT DEATH
----  ---------   -----   --------
31    105,301     105,301 200,000
32    110,931     110,931 200,000
33    116,748     116,748 200,000
34    122,738     122,738 200,000
35    128,956     128,956 200,000
36    135,400     135,400 200,000
37    142,154     142,154 200,000
38    149,173     149,173 200,000
39    156,551     156,551 200,000
40    164,328     164,328 200,000
Tota
41    172,661     172,661 200,000
42    181,797     181,797 200,000
43    192,079     192,079 201,683
44    203,015     203,015 213,166
45    214,291     214,291 225,006
46    225,877     225,877 237,171
47    238,153     238,153 247,679
48    251,237     251,237 258,774
49    265,284     265,284 270,590
50    280,467     280,467 283,272
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                           SPECIFIED AMOUNT = $200,000
6%                                      FLEXIBLE PREMIUM VARIABLE LIFE                         INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                          SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00             MONY LIFE OF AMERICA
                                               DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     2,578         0         0       0          149        1,819    200,000
 2     47     2,578         0         0       0        2,108        4,005    200,000
 3     48     2,578         0         0       0        3,311        6,245    200,000
 4     49     2,578         0         0       0        5,538        8,471    200,000
 5     50     2,578         0         0       0        7,799       10,732    200,000
 6     51     2,578         0         0       0       10,254       12,894    200,000
 7     52     2,578         0         0       0       12,769       15,116    200,000
 8     53     2,578         0         0       0       15,370       17,423    200,000
 9     54     2,578         0         0       0       18,062       19,822    200,000
10     55     2,578         0         0       0       20,828       22,294    200,000
11     56     2,578         0         0       0       23,789       24,963    200,000
12     57     2,578         0         0       0       26,834       27,714    200,000
13     58     2,578         0         0       0       29,991       30,578    200,000
14     59     2,578         0         0       0       33,204       33,498    200,000
15     60     2,578         0         0       0       36,563       36,563    200,000
16     61     2,578         0         0       0       39,782       39,782    200,000
17     62     2,578         0         0       0       43,165       43,165    200,000
18     63     2,578         0         0       0       46,626       46,626    200,000
19     64     2,578         0         0       0       50,268       50,268    200,000
20     65     2,578         0         0       0       54,030       54,030    200,000
21     66     2,578         0         0       0       57,943       57,943    200,000
22     67     2,578         0         0       0       61,986       61,986    200,000
23     68     2,578         0         0       0       66,154       66,154    200,000
24     69     2,578         0         0       0       70,464       70,464    200,000
25     70     2,578         0         0       0       74,962       74,962    200,000
26     71     2,578         0         0       0       79,606       79,606    200,000
27     72     2,578         0         0       0       84,416       84,416    200,000
28     73     2,578         0         0       0       89,398       89,398    200,000
29     74     2,578         0         0       0       94,537       94,537    200,000
30     75     2,578         0         0       0       99,848       99,848    200,000
31     76     2,578         0         0       0      105,301      105,301    200,000
32     77     2,578         0         0       0      110,931      110,931    200,000
33     78     2,578         0         0       0      116,748      116,748    200,000
34     79     2,578         0         0       0      122,738      122,738    200,000
35     80     2,578         0         0       0      128,956      128,956    200,000
36     81     2,578         0         0       0      135,400      135,400    200,000
37     82     2,578         0         0       0      142,154      142,154    200,000
38     83     2,578         0         0       0      149,173      149,173    200,000
39     84     2,578         0         0       0      156,551      156,551    200,000
40     85     2,578         0         0       0      164,328      164,328    200,000
             -------
Total        123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                          PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     2,578         0         0       0      172,661      172,661    200,000
42     87     2,578         0         0       0      181,797      181,797    200,000
43     88     2,578         0         0       0      192,079      192,079    201,683
44     89     2,578         0         0       0      203,015      203,015    213,166
45     90     2,578         0         0       0      214,291      214,291    225,006
46     91     2,578         0         0       0      225,877      225,877    237,171
47     92     2,578         0         0       0      238,153      238,153    247,679
48     93     2,578         0         0       0      251,237      251,237    258,774
49     94     2,578         0         0       0      265,284      265,284    270,590
50     95     2,578         0         0       0      280,467      280,467    283,272
             -------
Total        128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                          PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                               STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  12%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (- 10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)                 (6)         (7)                    (9)
 END            NET    PREMIUM      NET        VALUE       (5)    BENEFIT      VALUE        (8)      BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
 1      46      2,578   2,707        0             27      1,698  200,000         270        1,940    200,000
 2      47      2,578   5,549        0          1,422      1,422  200,000       2,133        4.031    200,000
 3      48      2,578   8,534        0          1,966      4,899  200,000       3,388        6,322    200,000
 4      49      2,578  11,667        0          3,481      6,415  200,000       5,878        8,812    200,000
 5      50      2,578  14,957        0          4,911      7,844  200,000       8,566       11,499    200,000
 6      51      2,578  18,412        0          6,573      9,213  200,000      11,791       14,431    200,000
 7      52      2,578  22,040        0          8,152     10,499  200,000      15,266       17,612    200,000
 8      53      2,578  25,848        0          9,651     11,705  200,000      19,019       21,213    200,000
 9      54      2,578  29,848        0         11,071     12,832  200,000      23,086       24,846    200,000
10      55      2,578  34,047        0         12,414     13,881  200,000      27,502       28,968    200,000
Total          25,780
11      56      2,578  38,456        0         13,788     14,961  200,000      32,589       33,689    200,000
12      57      2,578  43,086        0         15,070     15,950  200,000      37,878       37,998    200,000
13      58      2,578  47,947        0         16,261     16,847  200,000      44,006       44,593    200,000
14      59      2,578  53,052        0         17,362     17,656  200,000      50,610       50,904    200,000
15      60      2,578  58,411        0         18,375     18,373  200,000      57,886       57,886    200,000
16      61      2,578  64,038        0         19,007     19,007  200,000      65,627       65,627    200,000
17      62      2,578  69,947        0         19,509     19,509  200,000      74,192       74,192    200,000
18      63      2,578  76,152        0         19,860     19,860  200,000      83,677       83,677    200,000
19      64      2,578  82,666        0         20,040     20,040  200,000      94,197       94,197    200,000
20      65      2,578  89,506        0         20,006     20,006  200,000     105,874      105,874    200,000
Total          51,560
21      66      2,578  96,688        0         19,766     19,766  200,000     118,917      118,917    200,000
22      67      2,578  104,230       0         19,288     19,288  200,000     133,486      133,486    200,000
23      68      2,578  112,148       0         18,549     18,549  200,000     149,810      149,810    200,000
24      69      2,578  120,462       0         17,545     17,545  200,000     168,162      168,162    200,000
25      70      2,578  129,192       0         16,248     16,248  200,000     188,706      188,706    218,899
26      71      2,578  138,359       0         14,609     14,609  200,000     211,422      211,422    243,135
27      72      2,578  147,984       0         12,527     12,527  200,000     236,581      236,581    267,336
28      73      2,578  158,090       0          9,920      9,920  200,000     264,462      264,462    293,553
29      74      2,578  168,701       0          6,627      6,627  200,000     295,379      295,379    321,963
30      75      2,578  179,843       0          2,519      2,519  200,000     329,703      329,703    352,782
Total          77,340

          CURRENT CHARGES
       ---------------------
            12.00% (- 10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1          270        1,940    200,000
 2        2,481        4,378    200,000
 3        4,092        7,025    200,000
 4        6,899        9,833    200,000
 5        9,936       12,869    200,000
 6       13,380       16,020    200,000
 7       17,467       19,467    200,000
 8       21,213       23,266    200,000
 9       25,697       27,457    200,000
10       30,595       32,061    200,000
Total
11       36,137       37,310    200,000
12       42,224       43,104    200,000
13       48,944       49,531    200,000
14       56,318       56,611    200,000
15       64,500       64,500    200,000
16       73,295       73,295    200,000
17       83,105       83,105    200,000
18       93,979       93,979    200,000
19      106,124      106,124    200,000
20      119,649      119,649    200,000
Total
21      134,774      134,774    200,000
22      151,667      151,667    200,000
23      170,562      170,562    201,263
24      191,590      191,590    224,160
25      214,884      214,884    249,266
26      240,674      240,674    276,776
27      269,271      269,271    304,276
28      300,993      300,993    334,102
29      336,191      336,191    366,448
30      375,275      375,275    401,545
Total

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (- 10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)                 (6)         (7)                    (9)
 END            NET    PREMIUM      NET        VALUE       (5)    BENEFIT      VALUE        (8)      BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
31      76      2,578  191,542       0        LAPSE       LAPSE    LAPSE      367,868      367,868    386,262
32      77      2,578  203,826       0                                        410,040      410,040    430,542
33      78      2,578  216,725       0                                        456,622      456,622    479,453
34      79      2,578  230,268       0                                        508,044      508,044    533,447
35      80      2,578  244,488       0                                        564,780      564,780    593,019
36      81      2,578  259,419       0                                        627,330      627,330    658,697
37      82      2,578  275,097       0                                        696,232      696,232    731,044
38      83      2,578  291,559       0                                        772,041      772,041    810,643
39      84      2,578  308,844       0                                        855,342      855,342    898,109
40      85      2,578  326,993       0                                        946,761      946,761    994,099
Total         103,120
41      86      2,578  346,049       0                                       1,046,950   1,046,950  1,099,297
42      87      2,578  366,059       0                                       1,156,604   1,156,604  1,214,434
43      88      2,578  387,069       0                                       1,276,428   1,276,428  1,340,250
44      89      2,578  409,129       0                                       1,407,182   1,407,182  1,477,541
45      90      2,578  432,292       0                                       1,549,595   1,549,595  1,627,075
46      91      2,578  456,614       0                                       1,704,432   1,704,432  1,789,653
47      92      2,578  482,151       0                                       1,876,722   1,876,722  1,951,791
48      93      2,578  508,966       0                                       2,069,385   2,069,385  2,131,467
49      94      2,578  537,121       0                                       2,286,064   2,286,064  2,331,785
50      95      2,578  566,684       0                                       2,531,422   2,531,422  2,556,736
              -------
Total         128,900

          CURRENT CHARGES
       ---------------------
            12.00% (- 10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31      418,700      418,700    439,635
32      466,785      466,785    490,124
33      520,016      520,016    546,017
34      578,915      578,915    607,860
35      644,072      644,072    676,275
36      716,106      716,106    751,912
37      795,730      795,730    835,517
38      883,618      883,618    927,799
39      980,564      980,564  1,029,592
40     1,087,310   1,087,310  1,141,676
Total
41     1,204,684   1,204,684  1,264,919
42     1,333,568   1,333,568  1,400,246
43     1,474,873   1,474,873  1,548,617
44     1,629,899   1,629,899  1,711,394
45     1,799,772   1,799,772  1,889,761
46     1,985,522   1,985,522  2,084,798
47     2,192,001   2,192,001  2,279,682
48     2,422,361   2,422,361  2,495,032
49     2,680,521   2,680,521  2,734,131
50     2,971,114   2,971,114  3,000,825
Total

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  12%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     2,578         0         0       0          270        1,940     200,000
 2      47     2,578         0         0       0        2,481        4,378     200,000
 3      48     2,578         0         0       0        4,092        7,025     200,000
 4      49     2,578         0         0       0        6,899        9,833     200,000
 5      50     2,578         0         0       0        9,936       12,869     200,000
 6      51     2,578         0         0       0       13,380       16,020     200,000
 7      52     2,578         0         0       0       17,121       19,467     200,000
 8      53     2,578         0         0       0       21,213       23,266     200,000
 9      54     2,578         0         0       0       25,697       27,457     200,000
10      55     2,578         0         0       0       30,595       32,061     200,000
11      56     2,578         0         0       0       36,137       37,310     200,000
12      57     2,578         0         0       0       42,226       43,104     200,000
13      58     2,578         0         0       0       48,944       49,531     200,000
14      59     2,578         0         0       0       56,318       56,611     200,000
15      60     2,578         0         0       0       64,500       64,500     200,000
16      61     2,578         0         0       0       73,295       73,295     200,000
17      62     2,578         0         0       0       83,105       83,105     200,000
18      63     2,578         0         0       0       93,979       93,979     200,000
19      64     2,578         0         0       0      106,124      106,124     200,000
20      65     2,578         0         0       0      119,649      119,649     200,000
21      66     2,578         0         0       0      134,774      134,774     200,000
22      67     2,578         0         0       0      151,667      151,667     200,000
23      68     2,578         0         0       0      170,562      170,562     201,263
24      69     2,578         0         0       0      191,590      191,590     224,160
25      70     2,578         0         0       0      214,884      214,884     249,266
26      71     2,578         0         0       0      240,676      240,674     276,776
27      72     2,578         0         0       0      269,271      269,271     304,276
28      73     2,578         0         0       0      300,993      300,993     334,102
29      74     2,578         0         0       0      336,191      336,191     366,448
30      75     2,578         0         0       0      375,275      375,275     401,545
31      76     2,578         0         0       0      418,700      418,700     439,635
32      77     2,578         0         0       0      466,785      466,785     490,124
33      78     2,578         0         0       0      520,016      520,016     546,017
34      79     2,578         0         0       0      578,915      578,915     607,860
35      80     2,578         0         0       0      644,072      644,072     676,275
36      81     2,578         0         0       0      716,106      716,106     751,912
37      82     2,578         0         0       0      795,730      795,730     835,517
38      83     2,578         0         0       0      883,618      883,618     927,799
39      84     2,578         0         0       0      980,564      980,564   1,029,592
40      85     2,578         0         0       0     1,087,310   1,087,310   1,141,676
              -------
Total         103,120

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------

41      86     2,578         0         0       0     1,204,684   1,204,684   1,284,919
42      87     2,578         0         0       0     1,333,568   1,333,568   1,400,246
43      88     2,578         0         0       0     1,474,873   1,474,873   1,548,617
44      89     2,578         0         0       0     1,629,899   1,629,899   1,711,394
45      90     2,578         0         0       0     1,799,772   1,799,772   1,889,761
46      91     2,578         0         0       0     1,985,522   1,985,522   2,084,798
47      92     2,578         0         0       0     2,192,001   2,192,001   2,279,682
48      93     2,578         0         0       0     2,422,361   2,422,361   2,495,032
49      94     2,578         0         0       0     2,680,521   2,680,521   2,734,131
50      95     2,578         0         0       0     2,971,114   2,971,114   3,000,825
              -------
Total         128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  0%                      MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                   TO AGE 95                                SPECIFIED AMOUNT
                                                             MONY LIFE OF AMERICA
                                                               DECLARED PREMIUMS

                                                                GUARANTEED CHARGES
                                           -------------------------------------------------------------
                                                0.00% (- 1.49% NET)             0.00% (- 1.49% NET)
                                           -----------------------------   -----------------------------
               (1)      (2)       (3)         (4)                 (6)         (7)                 (9)
END            NET    PREMIUM     NET        VALUE       (5)    BENEFIT      VALUE       (8)    BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------    -----   --------   ---------    -----   --------
 1     46      4,162    4,370      0            573      2,655  200,000         573      2,655  200,000
 2     47      4,162    8,959      0          2,572      5,023  200,000       2,572      5,023  200,000
 3     48      4,162   13,777      0          3,136      7,258  200,000       3,186      7,258  200,000
 4     49      4,162   18,836      0          5,218      9,339  200,000       5,218      9,339  200,000
 5     50      4,162   24,148      0          7,151     11,272  200,000       7,151     11,272  200,000
 6     51      4,162   29,725      0          9,350     13,060  200,000       9,350     13,060  200,000
 7     52      4,162   35,581      0         11,386     14,684  200,000      11,386     14,684  200,000
 8     53      4,162   41,731      0         13,219     16,104  200,000      13,219     16,104  200,000
 9     54      4,162   48,187      0         14,850     17,323  200,000      14,850     17,323  200,000
10     55      4,162   54,967      0         16,242     18,303  200,000      16,242     18,303  200,000
Total         41,620
11     56      4,162   62,085      0         17,604     19,253  200,000      17,604     19,253  200,000
12     57      4,162   69,559      0         18,714     19,951  200,000      18,714     19,951  200,000
13     58      4,162   77,408      0         19,551     20,375  200,000      19,551     20,375  200,000
14     59      4,162   85,648      0         20,092     20,504  200,000      20,092     20,504  200,000
15     60      4,162   94,300      0         20,336     20,336  200,000      20,336     20,336  200,000
16     61      4,162  103,386      0         19,843     19,843  200,000      19,843     19,843  200,000
17     62      4,162  112,925      0         18,957     18,957  200,000      18,957     18,957  200,000
18     63      4,162  122,941      0         17,624     17,624  200,000      17,624     17,624  200,000
19     64      4,162  133,459      0         15,785     15,785  200,000      15,785     15,785  200,000
20     65      4,162  144,502      0         13,354     13,354  200,000      13,354     13,354  200,000
Total         83,240
21     66      4,162  156,097      0         10,320     10,320  200,000      10,320     10,320  200,000
22     67      4,162  168,272      0          6,561      6,561  200,000       6,561      6,561  200,000
23     68      4,162  181,055      0          1,981      1,981  200,000       1,981      1,981  200,000
24     69      4,162  194,478      0        LAPSE       LAPSE    LAPSE      LAPSE       LAPSE    LAPSE
25     70      4,162  208,572      0
26     71      4,162  223,371      0
27     72      4,162  238,910      0
28     73      4,162  255,225      0
29     74      4,162  272,356      0
             -------
Total        120,698

             CURRENT CHARGES
      -----------------------------
           0.00% (- 1.49% NET)
      -----------------------------
        (10)                 (12)
END     VALUE      (11)    BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
 1         573      2,655  200,000
 2       3,036      5,486  200,000
 3       4,030      8,151  200,000
 4       6,511     10,632  200,000
 5       8,859     12,980  200,000
 6      11,467     15,176  200,000
 7      13,928     17,225  200,000
 8      16,289     19,174  200,000
 9      18,510     20,983  200,000
10      20,573     22,634  200,000
Tota
11      22,566     24,214  200,000
12      24,395     25,631  200,000
13      25,877     26,701  200,000
14      27,220     27,632  200,000
15      28,364     28,364  200,000
16      28,898     28,898  200,000
17      29,131     29,131  200,000
18      29,041     29,041  200,000
19      28,624     28,624  200,000
20      27,935     27,935  200,000
Tota
21      26,992     26,992  200,000
22      25,721     25,721  200,000
23      24,051     24,051  200,000
24      21,837     21,837  200,000
25      18,904     18,904  200,000
26      15,254     15,254  200,000
27      10,680     10,680  200,000
28       5,180      5,180  200,000
29     LAPSE       LAPSE    LAPSE
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.88           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                          ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DE OPT 1  0%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
 1     46     4,162         0         0       0         573     2,655   200,000
 2     47     4,162         0         0       0       3,036     5,486   200,000
 3     48     4,162         0         0       0       4,030     8,151   200,000
 4     49     4,162         0         0       0       6,511     10,632  200,000
 5     50     4,162         0         0       0       8,859     12,980  200,000
 6     51     4,162         0         0       0      11,467     15,176  200,000
 7     52     4,162         0         0       0      13,928     17,225  200,000
 8     53     4,162         0         0       0      16,289     19,174  200,000
 9     54     4,162         0         0       0      18,510     20,983  200,000
10     55     4,162         0         0       0      20,573     22,634  200,000

11     56     4,162         0         0       0      22,566     24,214  200,000
12     57     4,162         0         0       0      24,395     25,631  200,000
13     58     4,162         0         0       0      25,877     26,701  200,000
14     59     4,162         0         0       0      27,220     27,632  200,000
15     60     4,162         0         0       0      28,364     28,364  200,000
16     61     4,162         0         0       0      28,898     28,898  200,000
17     62     4,162         0         0       0      29,131     29,131  200,000
18     63     4,162         0         0       0      29,041     29,041  200,000
19     64     4,162         0         0       0      28,624     28,624  200,000
20     65     4,162         0         0       0      27,935     27,935  200,000

21     66     4,162         0         0       0      26,992     26,992  200,000
22     67     4,162         0         0       0      25,721     25,721  200,000
23     68     4,162         0         0       0      24,051     24,051  200,000
24     69     4,162         0         0       0      21,837     21,837  200,000
25     70     4,162         0         0       0      18,904     18,904  200,000
26     71     4,162         0         0       0      15,254     15,254  200,000
27     72     4,162         0         0       0      10,680     10,680  200,000
28     73     4,162         0         0       0       5,180     5,180   200,000
29     74     4,162         0         0       0       LAPSE     LAPSE    LAPSE
             -------
Total        120,698

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                        STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              GUARANTEED CHARGES
                                           ---------------------------------------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------
 1     46      4,162    4,370      0           373     2,655  200,000        766     2,848  200,000
 2     47      4,162    8,959      0         2,572     5,023  200,000      3,120     5,570  200,000
 3     48      4,162   13,777      0         3,136     7,258  200,000      4,195     8,316  200,000
 4     49      4,162   18,836      0         5,218     9,339  200,000      6,945     11,066 200,000
 5     50      4,162   24,148      0         7,151     11,272 200,000      9,704     13,825 200,000
 6     51      4,162   29,725      0         9,350     13,060 200,000     12,889     16,598 200,000
 7     52      4,162   35,581      0        11,386     14,684 200,000     16,070     19,367 200,000
 8     53      4,162   41,731      0        13,219     16,104 200,000     19,208     22,093 200,000
 9     54      4,162   48,187      0        14,850     17,323 200,000     22,306     24,779 200,000
10     55      4,162   54,967      0        16,242     18,303 200,000     25,326     27,387 200,000
Total         41,620

11     56      4,162   62,085      0        17,604     19,253 200,000     28,537     30,186 200,000
12     57      4,162   69,559      0        18,714     19,951 200,000     31,685     32,922 200,000
13     58      4,162   77,408      0        19,551     20,375 200,000     34,753     35,578 200,000
14     59      4,162   85,648      0        20,092     20,504 200,000     37,724     38,137 200,000
15     60      4,162   94,300      0        20,336     20,336 200,000     40,601     40,601 200,000
16     61      4,162  103,386      0        19,843     19,843 200,000     42,952     42,952 200,000
17     62      4,162  112,925      0        18,957     18,957 200,000     45,135     45,135 200,000
18     63      4,162  122,941      0        17,624     17,624 200,000     47,106     47,106 200,000
19     64      4,162  133,459      0        15,785     15,785 200,000     48,822     48,822 200,000
20     65      4,162  144,502      0        13,354     13,354 200,000     50,216     50,216 200,000
Total         83,240

21     66      4,162  156,097      0        10,320     10,320 200,000     51,304     51,304 200,000
22     67      4,162  168,272      0         6,561     6,561  200,000     51,976     51,976 200,000
23     68      4,162  181,055      0         1,981     1,981  200,000     52,162     52,162 200,000
24     69      4,162  194,478      0        LAPSE      LAPSE   LAPSE      51,835     51,835 200,000
25     70      4,162  208,572      0                                      50,866     50,866 200,000
26     71      4,162  223,371      0                                      49,107     49,107 200,000
27     72      4,162  238,910      0                                      46,396     46,396 200,000
28     73      4,162  255,225      0                                      42,461     42,461 200,000
29     74      4,162  272,356      0                                      37,007     37,007 200,000
30     75      4,162  290,344      0                                      29,682     29,682 200,000
Total        124,860

             CURRENT CHARGES
      -----------------------------
            6.00% (4.46% NET)
      -----------------------------
        (10)                 (12)
END     VALUE      (11)    BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
 1         766      2,848  200,000
 2       3,597      6,048  200,000
 3       5,143      9,264  200,000
 4       8,359     12,481  200,000
 5      11,626     15,747  200,000
 6      15,339     19,049  200,000
 7      19,095     22,392  200,000
 8      22,941     25,826  200,000
 9      26,846     29,319  200,000
10      30,796     32,857  200,000
Tota
11      34,955     36,604  200,000
12      39,189     40,425  200,000
13      43,336     44,161  200,000
14      47,596     48,008  200,000
15      51,926     51,926  200,000
16      55,930     55,930  200,000
17      59,949     59,949  200,000
18      63,980     63,980  200,000
19      68,043     68,043  200,000
20      72,202     72,202  200,000
Tota
21      76,522     76,522  200,000
22      80,959     80,959  200,000
23      85,495     85,495  200,000
24      90,076     90,076  200,000
25      94,640     94,640  200,000
26      99,248     99,248  200,000
27     103,852    103,852  200,000
28     108,528    108,528  200,000
29     113,234    113,234  200,000
30     117,960    117,960  200,000
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                               GUARANTEED CHARGES
                                           -----------------------------------------------------------
                                                0.00% (-1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ----------------------------
               (1)      (2)       (3)         (4)                (6)         (7)                (9)
END            NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)    BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----   --------
31     76      4,162  309,232      0                                       19,952     19,952  200,000
32     77      4,162  329,063      0                                        7,238      7,238  200,000
33     78      4,162  349,887      0                                       LAPSE      LAPSE    LAPSE
34     79      4,162  371,751      0
35     80      4,162  394,709      0
36     81      4,162  418,814      0
37     82      4,162  444,125      0
38     83      4,162  470,701      0
39     84      4,162  498,607      0
40     85      4,162  527,907      0
Total        166,480

41     86      4,162  558,673      0
42     87      4,162  590,976      0
43     88      4,162  624,895      0
44     89      4,162  660,510      0
45     90      4,162  697,906      0
46     91      4,162  737,171      0
47     92      4,162  778,400      0
48     93      4,162  821,690      0
49     94      4,162  867,144      0
50     95      4,162  914,872      0
             -------
Total        208,100

             CURRENT CHARGES
      -----------------------------
            6.00% (4.46% NET)
      -----------------------------
        (10)                 (12)
END     VALUE      (11)    BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
31     122,834    122,834  200,000
32     127,784    127,784  200,000
33     132,820    132,820  200,000
34     137,470    137,470  200,000
35     142,146    142,146  200,000
36     146,991    146,991  200,000
37     152,021    152,021  200,000
38     157,902    157,902  200,000
39     164,507    164,507  200,000
40     172,054    172,054  200,000
Tota
41     180,995    180,995  200,000
42     191,867    191,867  201,460
43     203,527    203,527  213,704
44     215,470    215,470  226,243
45     227,678    227,678  239,062
46     240,096    240,096  252,100
47     253,429    253,429  263,566
48     267,859    267,859  275,895
49     283,596    283,596  289,268
50     300,893    300,893  303,902
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUE

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
 1     46     4,162         0         0       0          766      2,848   200,000
 2     47     4,162         0         0       0        3,597      6,048   200,000
 3     48     4,162         0         0       0        5,143      9,264   200,000
 4     49     4,162         0         0       0        8,359     12,481   200,000
 5     50     4,162         0         0       0       11,626     15,747   200,000
 6     51     4,162         0         0       0       15,339     19,049   200,000
 7     52     4,162         0         0       0       19,095     22,392   200,000
 8     53     4,162         0         0       0       22,941     25,826   200,000
 9     54     4,162         0         0       0       26,846     29,319   200,000
10     55     4,162         0         0       0       30,796     32,857   200,000

11     56     4,162         0         0       0       34,955     36,604   200,000
12     57     4,162         0         0       0       39,189     40,425   200,000
13     58     4,162         0         0       0       43,336     44,161   200,000
14     59     4,162         0         0       0       47,596     48,008   200,000
15     60     4,162         0         0       0       51,926     51,926   200,000
16     61     4,162         0         0       0       55,930     55,930   200,000
17     62     4,162         0         0       0       59,949     59,949   200,000
18     63     4,162         0         0       0       63,980     63,980   200,000
19     64     4,162         0         0       0       68,043     68,043   200,000
20     65     4,162         0         0       0       72,202     72,202   200,000

21     66     4,162         0         0       0       76,522     76,522   200,000
22     67     4,162         0         0       0       80,959     80,959   200,000
23     68     4,162         0         0       0       85,495     85,495   200,000
24     69     4,162         0         0       0       90,076     90,076   200,000
25     70     4,162         0         0       0       94,640     94,640   200,000
26     71     4,162         0         0       0       99,248     99,248   200,000
27     72     4,162         0         0       0      103,852    103,852   200,000
28     73     4,162         0         0       0      108,528    108,528   200,000
29     74     4,162         0         0       0      113,234    113,234   200,000
30     75     4,162         0         0       0      117,960    117,960   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
31     76     4,162         0         0       0      122,834    112,834   200,000
32     77     4,162         0         0       0      127,784    112,784   200,000
33     78     4,162         0         0       0      132,820    132,820   200,000
34     79     4,162         0         0       0      137,470    137,470   200,000
35     80     4,162         0         0       0      142,146    142,146   200,000
36     81     4,162         0         0       0      146,991    146,991   200,000
37     82     4,162         0         0       0      152,021    152,021   200,000
38     83     4,162         0         0       0      157,902    157,902   200,000
39     84     4,162         0         0       0      164,507    164,507   200,000
40     85     4,162         0         0       0      172,054    172,054   200,000
             -------
Total        166,480

41     86     4,162         0         0       0      180,995    180,995   200,000
42     87     4,162         0         0       0      191,867    191,867   201,460
43     88     4,162         0         0       0      203,527    203,527   213,704
44     89     4,162         0         0       0      215,470    215,470   226,243
45     90     4,162         0         0       0      227,678    227,678   239,062
46     91     4,162         0         0       0      240,096    240,096   252,100
47     92     4,162         0         0       0      253,429    253,429   263,566
48     93     4,162         0         0       0      267,859    267,859   275,895
49     94     4,162         0         0       0      283,596    283,596   289,268
50     95     4,162         0         0       0      300,893    300,893   303,902
             -------
Total        208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%             MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                      MONY LIFE OF AMERICA                                      SPECIFIED AMOUNT
                                                       DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (- 1.49% NET)             12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1     46      4,162    4,370      0           573     2,655  200,000         960        3,042    200,000
 2     47      4,162    8,959      0         2,572     5,023  200,000       3,691        6,142    200,000
 3     48      4,162   13,777      0         3,136     7,258  200,000       5,347        9,468    200,000
 4     49      4,162   18,836      0         5,218     9,339  200,000       8,904       13,026    200,000
 5     50      4,162   24,148      0         7,151     11,272 200,000      12,725       16,846    200,000
 6     51      4,162   29,725      0         9,350     13,060 200,000      17,257       20,966    200,000
 7     52      4,162   35,581      0        11,386     14,684 200,000      22,106       25,403    200,000
 8     53      4,162   41,731      0        13,219     16,104 200,000      27,273       30,158    200,000
 9     54      4,162   48,187      0        14,850     17,323 200,000      32,807       35,280    200,000
10     55      4,162   54,967      0        16,242     18,303 200,000      38,722       40,783    200,000
Total         41,620
11     56      4,162   62,085      0        17,604     19,253 200,000      45,434       47,083    200,000
12     57      4,162   69,559      0        18,714     19,951 200,000      52,717       53,954    200,000
13     58      4,162   77,408      0        19,551     20,375 200,000      60,648       61,472    200,000
14     59      4,162   85,648      0        20,092     20,504 200,000      69,317       69,729    200,000
15     60      4,162   94,300      0        20,336     20,336 200,000      78,853       78,853    200,000
16     61      4,162  103,386      0        19,843     19,843 200,000      88,978       88,978    200,000
17     62      4,162  112,925      0        18,957     18,957 200,000     100,237      100,237    200,000
18     63      4,162  122,941      0        17,624     17,624 200,000     112,817      112,817    200,000
19     64      4,162  133,459      0        15,785     15,785 200,000     126,948      126,948    200,000
20     65      4,162  114,502      0        13,354     13,354 200,000     142,908      142,908    200,000
Total         83,240
21     66      4,162  156,097      0        10,320     10,320 200,000     161,147      161,147    200,000
22     67      4,162  168,272      0         6,561     6,561  200,000     181,799      181,799    216,341
23     68      4,162  181,055      0         1,981     1,981  200,000     204,513      204,513    241,326
24     69      4,162  194,478      0        LAPSE      LAPSE  LAPSE       229,486      229,486    268,499
25     70      4,162  208,572      0                                      256,936      256,936    298,046
26     71      4,162  223,371      0                                      287,105      287,105    330,171
27     72      4,162  238,910      0                                      320,462      320,462    362,122
28     73      4,162  255,225      0                                      357,400      357,400    396,714
29     74      4,162  272,356      0                                      398,397      398,397    434,253
30     75      4,162  290,344      0                                      444,031      444,031    475,113
Total        124,860

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)                   (12)
END     VALUE       (11)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 1         960        3,042    200,000
 2       4,183        6,633    200,000
 3       6,351       10,472    200,000
 4      10,447       14,568    200,000
 5      14,881       19,003    200,000
 6      20,088       23,797    200,000
 7      25,702       28,999    200,000
 8      31,820       34,705    200,000
 9      38,464       40,937    200,000
10      45,683       47,744    200,000
Tota
11      53,821       55,470    200,000
12      62,765       64,001    200,000
13      72,483       73,308    200,000
14      83,267       83,680    200,000
15      95,230       95,230    200,000
16     108,138      108,138    200,000
17     122,562      122,562    200,000
18     138,746      138,746    200,000
19     156,992      156,992    200,000
20     177,515      177,515    216,568
Tota
21     200,293      200,293    240,352
22     225,419      225,419    268,248
23     253,123      253,123    298,685
24     283,646      283,646    331,865
25     317,241      317,241    368,000
26     354,247      354,247    407,385
27     395,165      395,165    446,536
28     440,512      440,512    488,969
29     490,830      490,830    535,005
30     546,774      546,774    585,048
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                   GUARANTEED CHARGES
                                           -------------------------------------------------------------------
                                                 0.00% (- 1.49% NET)                12.00% (10.42% NET)
                                           --------------------------------   --------------------------------
               (1)      (2)       (3)         (4)                    (6)         (7)                    (9)
END            NET    PREMIUM     NET        VALUE        (5)      BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON         FUND      PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER     VALUE    AT DEATH    SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------     -----    --------    ---------     -----    --------
31     76      4,162  309,232      0                                           494,985      494,985    519,734
32     77      4,162  329,063      0                                           551,063      551,063    578,617
33     78      4,162  349,887      0                                           612,750      612,750    643,388
34     79      4,162  371,751      0                                           680,580      680,580    714,609
35     80      4,162  394,709      0                                           755,119      755,119    792,875
36     81      4,162  418,814      0                                           836,961      836,961    878,810
37     82      4,162  444,125      0                                           926,746      926,746    973,083
38     83      4,162  470,701      0                                          1,025,122   1,025,122  1,076,378
39     84      4,162  498,607      0                                          1,132,771   1,132,771  1,189,410
40     85      4,162  527,907      0                                          1,250,435   1,250,435  1,312,956
             -------
Total        166,480
41     86      4,162  558,673      0                                          1,378,916   1,378,916  1,447,861
42     87      4,162  590,976      0                                          1,519,102   1,519,102  1,595,057
43     88      4,162  624,895      0                                          1,671,954   1,671,954  1,755,552
44     89      4,162  660,510      0                                          1,838,358   1,838,358  1,930,276
45     90      4,162  697,906      0                                          2,019,364   2,019,364  2,120,332
46     91      4,162  737,171      0                                          2,216,060   2,216,060  2,326,863
47     92      4,162  778,400      0                                          2,436,327   2,436,327  2,533,780
48     93      4,162  821,690      0                                          2,684,138   2,684,138  2,764,663
49     94      4,162  867,144      0                                          2,964,133   2,964,133  3,023,416
50     95      4,162  914,872      0                                          3,282,329   3,282,329  3,315,152
             -------
Total        208,100

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)                   (12)
END     VALUE       (11)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
31     609,180      609,180    639,639
32     677,986      677,986    711,885
33     753,785      753,785    791,474
34     836,901      836,901    878,746
35     928,188      928,188    974,598
36    1,028,413   1,028,413  1,079,834
37    1,138,252   1,138,252  1,195,164
38    1,259,189   1,259,189  1,322,149
39    1,391,761   1.301,761  1,461,349
40    1,536,790   1,536,790  1,613,629
Tota
41    1,695,378   1,695,378  1,780,146
42    1,868,356   1,868,356  1,961,773
43    2,056,970   2,056,970  2,159,818
44    2,262,325   2,262,325  2,375,441
45    2,485,627   2,485,627  2,609,908
46    2,727,707   2,727,707  2,864,092
47    2,998,404   2,998,404  3,118,340
48    3,302,730   3,302,730  3,401,812
49    3,646,756   3,646,756  3,719,691
50    4,037,926   4,037,926  4,078,306
Tota

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%                  MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                           MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     4,162         0         0       0          960        3,042     200,000
 2      47     4,162         0         0       0        4,183        6,633     200,000
 3      48     4,162         0         0       0        6,351       10,472     200,000
 4      49     4,162         0         0       0       10,447       14,568     200,000
 5      50     4,162         0         0       0       14,881       19,003     200,000
 6      51     4,162         0         0       0       20,088       23,797     200,000
 7      52     4,162         0         0       0       25,702       28,999     200,000
 8      53     4,162         0         0       0       31,820       34,705     200,000
 9      54     4,162         0         0       0       38,464       40,937     200,000
10      55     4,162         0         0       0       45,683       47,744     200,000

11      56     4,162         0         0       0       53,821       55,470     200,000
12      57     4,162         0         0       0       62,765       64,001     200,000
13      58     4,162         0         0       0       72,483       73,308     200,000
14      59     4,162         0         0       0       83,267       83,680     200,000
15      60     4,162         0         0       0       95,230       95,230     200,000
16      61     4,162         0         0       0      108,138      108,138     200,000
17      62     4,162         0         0       0      122,562      122,562     200,000
18      63     4,162         0         0       0      138,746      138,746     200,000
19      64     4,162         0         0       0      156,992      156,992     200,000
20      65     4,162         0         0       0      177,515      177,515     216,568

21      66     4,162         0         0       0      200,293      200,293     240,352
22      67     4,162         0         0       0      225,419      225,419     268,248
23      68     4,162         0         0       0      253,123      253,123     298,685
24      69     4,162         0         0       0      283,646      283,646     331,865
25      70     4,162         0         0       0      317,241      317,241     368,000
26      71     4,162         0         0       0      354,247      354,247     407,385
27      72     4,162         0         0       0      395,165      395,165     446,536
28      73     4,162         0         0       0      440,512      440,512     488,969
29      74     4,162         0         0       0      490,830      490,830     535,005
30      75     4,162         0         0       0      546,774      546,774     585,048

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
31      76     4,162         0         0       0      609,180      609,180     639,639
32      77     4,162         0         0       0      677,986      677,986     711,885
33      78     4,162         0         0       0      753,785      753,785     791,474
34      79     4,162         0         0       0      836,901      836,901     878,746
35      80     4,162         0         0       0      928,188      928,188     974,598
36      81     4,162         0         0       0     1,028,413   1,028,413   1,079,834
37      82     4,162         0         0       0     1,138,252   1,138,252   1,195,164
38      83     4,162         0         0       0     1,259,189   1,259,189   1,322,149
39      84     4,162         0         0       0     1,391,761   1,391,761   1,461,349
40      85     4,162         0         0       0     1,536,790   1,536,790   1,613,629
              -------
Total         166,480

41      86     4,162         0         0       0     1,695,378   1,695,378   1,780,146
42      87     4,162         0         0       0     1,868,356   1,868,356   1,961,773
43      88     4,162         0         0       0     2,056,970   2,056,970   2,159,818
44      89     4,162         0         0       0     2,262,325   2,262,325   2,375,441
45      90     4,162         0         0       0     2,485,627   2,485,627   2,609,908
46      91     4,162         0         0       0     2,727,707   2,727,707   2,864,092
47      92     4,162         0         0       0     2,998,404   2,998,404   3,118,340
48      93     4,162         0         0       0     3,302,730   3,302,730   3,401,812
49      94     4,162         0         0       0     3,646,756   3,646,756   3,719,691
50      95     4,162         0         0       0     4,037,926   4,037,926   4,078,306
              -------
Total         208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                               STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                             -----------------------------------------------------------
                                                  0.00% (-1.49% NET)             0.00% (-1.49% NET)
                                             ----------------------------   ----------------------------
               (1)       (2)        (3)                            (6)                            (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)       (8)    BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON    FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------   -----   --------
 1     46      3,088    3,242        0           310     2,113   202,113        310     2,113   202,113
 2     47      3,088    6,647        0         1,506     4,112   204,112      1,506     4,112   204,112
 3     48      3,088   10,222        0         2,716     6,032   206,032      2,716     6,032   206,032
 4     49      3,088   13,975        0         4,537     7,853   207,853      4,537     7,853   207,853
 5     50      3,088   17,916        0         6,260     9,576   209,576      6,620     9,576   209,576
 6     51      3.088   22,055        0         8,216     11,201  211,201      8,216     11,201  211,201
 7     52      3,088   26,400        0        10,054     12,706  212,706     10,054     12,706  212,706
 8     53      3,088   30,962        0        11,773     14,094  214,094     11,773     14,094  214,094
 9     54      3,088   35,753        0        13,353     15,343  215,343     13,353     15,343  215,343
10     55      3,088   40,783        0        14,795     16,453  216,453     14,795     16,453  216,453
Total         30,880
11     56      3,088   46,064        0        16,230     17,557  217,557     16,230     17,557  217,557
12     57      3,088   51,610        0        17,487     18,482  218,482     17,487     18,482  218,482
13     58      3,088   57,433        0        18,568     19,231  219,231     18,568     19,231  219,231
14     59      3,088   63,547        0        19,450     19,782  219,782     19,450     19,782  219,782
15     60      3,088   69,966        0        20,112     20,112  220,112     20,112     20,112  220,112
16     61      3,088   76,707        0        20,200     20,200  220,200     20,200     20,200  220,200
17     62      3,088   83,785        0        20,025     20,025  220,025     20,025     20,025  220,025
18     63      3,088   91,216        0        19,589     19,589  219,589     19,589     19,589  219,589
19     64      3,088   99,020        0        18,799     18,799  218,799     18,799     18,799  218,799
20     65      3,088   107,213       0        17,635     17,635  217,635     17,635     17,635  217,635
Total         61,760
21     66      3,088   115,816       0        16,114     16,114  216,114     16,114     16,114  216,114
22     67      3,088   124,849       0        14,155     14,155  214,155     14,155     14,155  214,155
23     68      3,088   134,334       0        11,714     11,714  211,714     11,714     11,714  211,714
24     69      3,088   144,293       0         8,749     8,749   208,749      8,749     8,749   208,749
25     70      3,088   154,750       0         5,240     5,240   205,240      5,240     5,240   205,240
26     71      3,088   165,730       0         1,098     1,098   201,098      1,098     1,098   201,098
27     72      3,088   177,259       0         LAPSE     LAPSE    LAPSE       LAPSE     LAPSE    LAPSE
28     73      3,088   189,365       0
29     74      3,088   202,075       0
30     75      3,088   215,421       0
Total         92,640
31     76      3,088   229,435       0
32     77      3,088   244,149       0
33     78      3,088   259,599       0
34     79      3,088   275,821       0
             -------
Total        104,992

             CURRENT CHARGES
       ----------------------------
            0.00% (-1.49% NET)
       ----------------------------
                             (12)
 END     (10)      (11)    BENEFIT
 OF    VALUE ON    FUND    PAYABLE
YEAR   SURRENDER   VALUE   AT DEATH
----   ---------   -----   --------
 1         310     2,113   202,113
 2       1,815     4,421   204,421
 3       3,283     6,599   206,599
 4       5,310     8,626   208,626
 5       7,235     10,551  210,551
 6       9,344     12,328  212,328
 7      11,378     14,031  214,031
 8      13,340     15,661  215,661
 9      15,254     17,243  217,243
10      17,096     18,754  218,754
Total
11      18,938     20,264  220,264
12      20,573     21,568  221,568
13      22,101     22,764  222,764
14      23,544     23,876  223,876
15      24,929     24,929  224,929
16      25,900     25,900  225,900
17      26,694     26,694  226,694
18      27,266     27,266  227,266
19      27,689     27,689  227,689
20      27,964     27,964  227,964
Total
21      28,106     28,106  228,106
22      28,057     28,057  228,057
23      27,769     27,769  227,769
24      27,173     27,173  227,173
25      26,202     26,202  226,202
26      24,858     24,858  224,858
27      23,050     23,050  223,050
28      20,831     20,831  220,831
29      18,061     18,061  218,061
30      14,698     14,698  214,698
Total
31      10,772     10,772  210,772
32       6,121     6,121   206,121
33         634       634   200,634
34       LAPSE     LAPSE    LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:05 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         310     2,113   202,113
  2    47     3,088         0         0       0       1,815     4,421   204,421
  3    48     3,088         0         0       0       3,283     6,599   206,599
  4    49     3,088         0         0       0       5,310     8,626   208,626
  5    50     3,088         0         0       0       7,235     10,551  210,551
  6    51     3,088         0         0       0       9,344     12,328  212,328
  7    52     3,088         0         0       0      11,378     14,031  214,031
  8    53     3,088         0         0       0      13,340     15,661  215,661
  9    54     3,088         0         0       0      15,254     17,243  217,243
 10    55     3,088         0         0       0      17,096     18,754  218,754

 11    56     3,088         0         0       0      18,938     20,264  220,264
 12    57     3,088         0         0       0      20,573     21,568  221,568
 13    58     3,088         0         0       0      22,101     22,764  222,764
 14    59     3,088         0         0       0      23,544     23,876  223,876
 15    60     3,088         0         0       0      24,929     24,929  224,929
 16    61     3,088         0         0       0      25,900     25,900  225,900
 17    62     3,088         0         0       0      26,694     26,694  226,694
 18    63     3,088         0         0       0      27,266     27,266  227,266
 19    64     3,088         0         0       0      27,689     27,689  227,689
 20    65     3,088         0         0       0      27,964     27,964  227,964

 21    66     3,088         0         0       0      28,106     28,106  228,106
 22    67     3,088         0         0       0      28,057     28,057  228,057
 23    68     3,088         0         0       0      27,769     27,769  227,769
 24    69     3,088         0         0       0      27,173     27,173  227,173
 25    70     3,088         0         0       0      26,202     26,202  226,202
 26    71     3,088         0         0       0      24,858     24,858  224,858
 27    72     3,088         0         0       0      23,050     23,050  223,050
 28    73     3,088         0         0       0      20,831     20,831  220,831
 29    74     3,088         0         0       0      18,061     18,061  218,061
 30    75     3,088         0         0       0      14,698     14,698  214,698

 31    76     3,088         0         0       0      10,772     10,772  210,772
 32    77     3,088         0         0       0       6,121     6,121   206,121
 33    78     3,088         0         0       0         634       634   200,634
 34    79     3,088         0         0       0       LAPSE     LAPSE    LAPSE
             -------
     Total   104,992

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
  1    46      3,088    3,242      0           310     2,113  202,113        458     2,261  202,261        458     2,261  202,261
  2    47      3,088    6,647      0         1,506     4,112  204,112      1,931     4,537  204,537      2,250     4,856  204,856
  3    48      3,088   10,222      0         2,716     6,032  206,032      3,549     6,865  206,865      4,153     7,469  207,469
  4    49      3,088   13,975      0         4,537     7,853  207,853      5,907     9,223  209,223      6,759     10,075 210,075
  5    50      3,088   17,916      0         6,260     9,576  209,576      8,297     11,613 211,613      9,408     12,724 212,724
  6    51      3,088   22,055      0         8,216     11,201 211,201     11,051     14,036 214,036     12,384     15,369 215,369
  7    52      3,088   26,400      0        10,054     12,706 212,706     13,816     16,468 216,468     15,429     18,082 218,082
  8    53      3,088   30,962      0        11,773     14,094 214,094     16,590     18,911 218,911     18,546     20,868 220,868
  9    54      3,088   35,753      0        13,353     15,343 215,343     19,351     21,340 221,340     21,763     23,753 223,753
 10    55      3,088   40,783      0        14,795     16,453 216,453     22,097     23,755 223,755     25,059     26,717 226,717
     Total    30,880
 11    56      3,088   46,064      0        16,230     17,557 217,557     25,003     26,330 226,330     28,557     29,883 229,883
 12    57      3,088   51,610      0        17,487     18,482 218,482     27,865     28,860 228,860     32,015     33,010 233,010
 13    58      3,088   57,433      0        18,568     19,231 219,231     30,681     31,344 231,344     35,531     36,194 236,194
 14    59      3,088   63,547      0        19,450     19,782 219,782     33,424     33,755 233,755     39,131     39,463 239,463
 15    60      3,088   69,966      0        20,112     20,112 220,112     36,065     36,065 236,065     42,845     42,845 242,845
 16    61      3,088   76,707      0        20,200     20,200 220,200     38,243     38,243 238,243     46,323     46,323 246,323
 17    62      3,088   83,785      0        20,025     20,025 220,025     40,259     40,259 240,259     49,801     49,801 249,801
 18    63      3,088   91,216      0        19,589     19,589 219,589     42,104     42,104 242,104     53,231     53,231 253,231
 19    64      3,088   99,020      0        18,799     18,799 218,799     43,671     43,671 243,671     56,684     56,684 256,684
 20    65      3,088  107,213      0        17,635     17,635 217,635     44,922     44,922 244,922     60,162     60,162 260,162
     Total    61,760
 21    66      3,088  115,816      0        16,114     16,114 216,114     45,858     45,858 245,858     63,681     63,681 263,681
 22    67      3,088  124,849      0        14,155     14,155 214,155     46,371     46,371 246,371     67,178     67,178 267,178
 23    68      3,088  134,334      0        11,714     11,714 211,714     46,393     46,393 246,393     70,603     70,603 270,603
 24    69      3,088  144,293      0         8,749     8,749  208,749     45,848     45,848 245,848     73,878     73,878 273,878
 25    70      3,088  154,750      0         5,240     5,240  205,240     44,686     44,686 244,686     76,922     76,922 276,922
 26    71      3,088  165,730      0         1,098     1,098  201,098     42,775     42,775 242,775     79,725     79,725 279,725
 27    72      3,088  177,259      0        LAPSE      LAPSE   LAPSE      39,857     39,857 239,857     82,173     82,173 282,173
 28    73      3,088  189,365      0                                      36,005     36,005 236,005     84,301     84,301 284,301
 29    74      3,088  202,075      0                                      30,950     30,950 230,950     85,943     85,943 285,943
 30    75      3,088  215,421      0                                      24,261     24,461 224,261     87,026     87,026 287,026
     Total    92,640

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 31    76      3,088  229,435      0                                      16,366     16,366 216,366     87,547     87,547 287,547
 32    77      3,088  244,149      0                                       6,513     6,513  206,513     87,306     87,306 287,306
 33    78      3,088  259,599      0                                      LAPSE      LAPSE   LAPSE      86,141     86,141 286,141
 34    79      3,088  275,821      0                                                                    83,045     83,045 283,045
 35    80      3,088  292,855      0                                                                    78,463     78,463 278,463
 36    81      3,088  310,740      0                                                                    72,298     72,298 272,298
 37    82      3,088  329,519      0                                                                    64,174     64,174 264,174
 38    83      3,088  349,237      0                                                                    55,127     55,127 255,127
 39    84      3,088  369,942      0                                                                    44,176     44,176 244,176
 40    85      3,088  391,681      0                                                                    30,854     30,854 230,854
     Total   123,520
 41    86      3,088  414,508      0                                                                    15,045     15,045 215,045
 42    87      3,088  438,475      0                                                                    LAPSE      LAPSE   LAPSE
     Total   129,696

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                        SPECIFIED AMOUNT PLUS FUND
                                                                                                            VALUE
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    46     3,088         0         0       0          458      2,261   202,261
  2    47     3,088         0         0       0        2,250      4,856   204,856
  3    48     3,088         0         0       0        4,153      7,469   207,469
  4    49     3,088         0         0       0        6,759     10,075   210,075
  5    50     3,088         0         0       0        9,408     12,724   212,724
  6    51     3,088         0         0       0       12,384     15,369   215,369
  7    52     3,088         0         0       0       15,429     18,082   218,082
  8    53     3,088         0         0       0       18,546     20,868   220,868
  9    54     3,088         0         0       0       21,763     23,753   223,753
 10    55     3,088         0         0       0       25,059     26,717   226,717
 11    56     3,088         0         0       0       28,557     29,883   229,883
 12    57     3,088         0         0       0       32,015     33,010   233,010
 13    58     3,088         0         0       0       35,531     36,194   236,194
 14    59     3,088         0         0       0       39,131     39,463   239,463
 15    60     3,088         0         0       0       42,845     42,845   242,845
 16    61     3,088         0         0       0       46,323     46,323   246,323
 17    62     3,088         0         0       0       49,801     49,801   249,801
 18    63     3,088         0         0       0       53,231     53,231   253,231
 19    64     3,088         0         0       0       56,684     56,684   256,684
 20    65     3,088         0         0       0       60,162     60,162   260,162
 21    66     3,088         0         0       0       63,681     63,681   263,681
 22    67     3,088         0         0       0       67,178     67,178   267,178
 23    68     3,088         0         0       0       70,603     70,603   270,603
 24    69     3,088         0         0       0       73,878     73,878   273,878
 25    70     3,088         0         0       0       76,922     76,922   276,922
 26    71     3,088         0         0       0       79,725     79,725   279,725
 27    72     3,088         0         0       0       82,173     82,173   282,173
 28    73     3,088         0         0       0       84,301     84,301   284,301
 29    74     3,088         0         0       0       85,943     85,943   285,943
 30    75     3,088         0         0       0       87,026     87,026   287,026
 31    76     3,088         0         0       0       87,547     87,547   287,547
 32    77     3,088         0         0       0       87,306     87,306   287,306
 33    78     3,088         0         0       0       86,141     86,141   286,141
 34    79     3,088         0         0       0       83,045     83,045   283,045
 35    80     3,088         0         0       0       78,463     78,463   278,463
 36    81     3,088         0         0       0       72,298     72,298   272,298
 37    82     3,088         0         0       0       64,174     64,174   264,174
 38    83     3,088         0         0       0       55,127     55,127   255,127
 39    84     3,088         0         0       0       44,176     44,176   244,176
 40    85     3,088         0         0       0       30,854     30,854   230,854
 41    86     3,088         0         0       0       15,045     15,045   215,045
 42    87     3,088         0         0       0        LAPSE      LAPSE     LAPSE
             -------
     Total   129,696

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.25             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  12% GROSS             MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45               FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                          TO AGE 95                 SPECIFIED AMOUNT PLUS FUND VALUE
                                                    MONY LIFE OF AMERICA
                                                      DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               12.00% (10.42% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)         (7)                     (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT      VALUE        (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     46      3,088    3,242        0           310     2,113   202,113         606        2,409     202,409
 2     47      3,088    6,647        0         1,506     4,112   204,112       2,374        4,980     204,980
 3     48      3,088   10,222        0         2,716     6,032   206,032       4,452        7,768     207,768
 4     49      3,088   13,975        0         4,537     7,853   207,853       7,455       10,771     210,771
 5     50      3,088   17,916        0         6,260     9,576   209,576      10,695       14,011     214,011
 6     51      3,088   22,055        0         8,216     11,201  211,201      14,528       17,512     217,512
 7     52      3,088   26,400        0        10,054     12,706  212,706      18,624       21,277     221,277
 8     53      3,088   30,962        0        11,773     14,094  214,094      23,012       25,333     225,333
 9     54      3,088   35,753        0        13,353     15,343  215,343      27,695       29,684     229,684
10     55      3,088   40,783        0        14,795     16,453  216,453      32,705       34,363     234,363
Total         30,880
11     56      3,088   46,064        0        16,230     17,557  217,557      38,320       39,646     239,646
12     57      3,088   51,610        0        17,487     18,482  218,482      44,337       45,332     245,332
13     58      3,088   57,433        0        18,568     19,231  219,231      50,800       51,463     251,463
14     59      3,088   63,547        0        19,450     19,782  219,782      57,732       58,064     258,064
15     60      3,088   69,966        0        20,112     20,112  220,112      65,160       65,160     265,160
16     61      3,088   76,707        0        20,200     20,200  220,200      72,782       72,782     272,782
17     62      3,088   83,785        0        20,025     20,025  220,025      80,959       80,959     280,959
18     63      3,088   91,216        0        19,589     19,589  219,589      89,755       89,755     289,755
19     64      3,088   99,020        0        18,799     18,799  218,799      99,135       99,135     299,135
20     65      3,088   107,213       0        17,635     17,635  217,635     109,138      109,138     309,138
Total         61,760
21     66      3,088   115,816       0        16,114     16,114  216,114     119,849      119,849     319,849
22     67      3,088   124,849       0        14,155     14,155  214,155     131,253      131,253     331,253
23     68      3,088   134,334       0        11,714     11,714  211,714     143,375      143,375     343,375
24     69      3,088   144,293       0         8,749     8,749   208,749     156,242      156,242     356,242
25     70      3,088   154,750       0         5,240     5,240   205,240     169,912      169,912     369,912
26     71      3,088   165,730       0         1,098     1,098   201,098     184,370      184,370     384,370
27     72      3,088   177,259       0         LAPSE     LAPSE    LAPSE      199,475      199,475     399,475
28     73      3,088   189,365       0                                       215,424      215,424     415,424
29     74      3,088   202,075       0                                       232,082      232,082     432,082
30     75      3,088   215,421       0                                       249,348      249,348     449,348
Total         92,640
31     76      3,088   229,435       0                                       267,187      267,187     467,187
32     77      3,088   244,149       0                                       285,587      285,587     485,587
33     78      3,088   259,599       0                                       304,532      304,532     504,532
34     79      3,088   275,821       0                                       324,006      324,006     524,006
35     80      3,088   292,855       0                                       343,965      343,965     543,965
36     81      3,088   310,740       0                                       364,286      364,286     564,286
37     82      3,088   329,519       0                                       384,804      384,804     584,804
38     83      3,088   349,237       0                                       405,211      405,211     605,211
39     84      3,088   369,942       0                                       425,189      425,189     625,189
40     85      3,088   391,681       0                                       444,413      444,413     644,413
Total        123,520

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          606        2,409     202,409
 2        2,704        5,309     205,309
 3        5,095        8,411     208,411
 4        8,393       11,709     211,709
 5       11,958       15,274     215,274
 6       16,100       19,084     219,084
 7       20,588       23,241     223,241
 8       25,458       27,780     227,780
 9       30,777       32,766     232,766
10       36,564       38,222     238,222
Total
11       43,059       44,386     244,386
12       50,028       51,023     251,023
13       57,624       58,287     258,287
14       65,940       66,272     266,272
15       75,082       75,082     275,082
16       84,782       84,782     284,782
17       95,369       95,369     295,369
18      106,889      106,889     306,889
19      119,521      119,521     319,521
20      133,386      133,386     333,386
Total
21      148,638      148,638     348,638
22      165,360      165,360     365,360
23      183,663      183,663     383,663
24      203,644      203,644     403,644
25      225,411      225,411     425,411
26      249,160      249,160     449,160
27      275,006      275,006     475,006
28      303,231      303,231     503,231
29      333,943      333,943     533,943
30      367,365      367,365     567,365
Total
31      403,818      403,818     603,818
32      443,459      443,459     643,459
33      486,509      486,509     686,509
34      532,352      532,352     732,352
35      581,853      581,853     781,853
36      635,388      635,388     835,388
37      693,096      693,096     893,096
38      756,602      756,602     956,602
39      825,577      825,577   1,025,577
40      900,240      900,240   1,110,240
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               12.00% (10.42% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)         (7)                     (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT      VALUE        (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
41     86      3,088   414,508       0                                       462,570      462,570     662,570
42     87      3,088   438,475       0                                       479,366      479,366     679,366
43     88      3,088   463,642       0                                       494,526      494,526     694,526
44     89      3,088   490,066       0                                       507,741      507,741     707,741
45     90      3,088   517,812       0                                       518,697      518,697     718,697
46     91      3,088   546,945       0                                       526,943      526,943     726,943
47     92      3,088   577,534       0                                       531,902      531,902     731,902
48     93      3,088   609,654       0                                       532,807      532,807     732,807
49     94      3,088   643,379       0                                       528,553      528,553     728,553
50     95      3,088   678,790       0                                       516,974      516,974     716,974
             -------
Total        154,400

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
41      981,215      981,215   1,181,215
42     1,068,764   1,068,764   1,268,764
43     1,163,658   1,163,658   1,363,658
44     1,266,500   1,266,500   1,466,500
45     1,377,984   1,377,984   1,577,984
46     1,498,525   1,498,525   1,698,525
47     1,628,075   1,628,075   1,828,075
48     1,765,743   1,765,743   1,965,743
49     1,911,911   1,911,911   2,111,911
50     2,066,496   2,066,496   2,266,496
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                  ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER
2--12% GROSS                                 FLEXIBLE PREMIUM VARIABLE LIFE           SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45                       TO AGE 95                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS                              PLUS FUND VALUE

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          606        2,409    202,409
 2     47     3,088         0         0       0        2,704        5,309    205,309
 3     48     3,088         0         0       0        5,095        8,411    208,411
 4     49     3,088         0         0       0        8,393       11,709    211,709
 5     50     3,088         0         0       0       11,958       15,274    215,274
 6     51     3,088         0         0       0       16,100       19,084    219,084
 7     52     3,088         0         0       0       20,588       23,241    223,241
 8     53     3,088         0         0       0       25,458       27,780    227,780
 9     54     3,088         0         0       0       30,777       32,766    232,766
10     55     3,088         0         0       0       36,564       38,222    238,222

11     56     3,088         0         0       0       43,059       44,386    244,386
12     57     3,088         0         0       0       50,028       51,023    251,023
13     58     3,088         0         0       0       57,624       58,287    258,287
14     59     3,088         0         0       0       65,940       66,272    266,272
15     60     3,088         0         0       0       75,082       75,082    275,082
16     61     3,088         0         0       0       84,782       84,782    284,782
17     62     3,088         0         0       0       95,369       95,369    295,369
18     63     3,088         0         0       0      106,889      106,889    306,889
19     64     3,088         0         0       0      119,521      119,521    319,521
20     65     3,088         0         0       0      133,386      133,386    333,386

21     66     3,088         0         0       0      148,638      148,638    348,638
22     67     3,088         0         0       0      165,360      165,360    365,360
23     68     3,088         0         0       0      183,663      183,663    383,663
24     69     3,088         0         0       0      203,644      203,644    403,644
25     70     3,088         0         0       0      255,411      225,411    425,411
26     71     3,088         0         0       0      249,160      249,160    449,160
27     72     3,088         0         0       0      275,006      275,006    475,006
28     73     3,088         0         0       0      303,231      303,231    503,231
29     74     3,088         0         0       0      333,943      333,943    533,943
30     75     3,088         0         0       0      367,365      367,365    567,365

31     76     3,088         0         0       0      403,818      403,818    603,818
32     77     3,088         0         0       0      443,459      443,459    643,459
33     78     3,088         0         0       0      486,509      486,509    686,509
34     79     3,088         0         0       0      532,352      532,352    732,352
35     80     3,088         0         0       0      581,853      581,853    781,853
36     81     3,088         0         0       0      635,388      635,388    835,388
37     82     3,088         0         0       0      693,096      693,096    893,096
38     83     3,088         0         0       0      756,602      756,602    956,602
39     84     3,088         0         0       0      825,577      825,577  1,025,577
40     85     3,088         0         0       0      900,240      900,240  1,100,240

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0      981,215      981,215  1,181,215
42     87     3,088         0         0       0     1,068,764   1,068,764  1,268,764
43     88     3,088         0         0       0     1,163,658   1,163,658  1,363,658
44     89     3,088         0         0       0     1,266,500   1,266,500  1,466,500
45     90     3,088         0         0       0     1,377,984   1,377,984  1,577,984
46     91     3,088         0         0       0     1,498,525   1,498,525  1,698,525
47     92     3,088         0         0       0     1,628,075   1,628,075  1,828,075
48     93     3,088         0         0       0     1,765,743   1,765,743  1,965,743
49     94     3,088         0         0       0     1,911,911   1,911,911  2,111,911
50     95     3,088         0         0       0     2,066,496   2,066,496  2,266,496
             -------
Total        154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                         PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (- 1.49% NET)           0.00% (- 1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
              (1)      (2)        (3)         (4)               (6)         (7)               (9)        (10)               (12)
 END          NET    PREMIUM      NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL  ACCUM'D    LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY   AT 5%    SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------  -------   ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
    1  36     1,646   1,728        0             0       869  200,000          0       869  200,000          0       869  200,000
    2  37     1,646   3,543        0           299     1,929  200,000        299     1,929  200,000        393     2,023  200,000
    3  38     1,646   5,448        0           718     2,952  200,000        718     2,952  200,000        928     3,162  200,000
    4  39     1,646   7,449        0         1,704     3,938  200,000      1,704     3,938  200,000      2,004     4,239  200,000
    5  40     1,646   9,550        0         2,654     4,889  200,000      2,654     4,889  200,000      3,044     5,278  200,000
    6  41     1,646  11,756        0         3,793     5,804  200,000      3,793     5,804  200,000      4,247     6,258  200,000
    7  42     1,646  14,072        0         4,874     6,661  200,000      4,874     6,661  200,000      5,414     7,201  200,000
    8  43     1,646  16,504        0         5,921     7,485  200,000      5,921     7,485  200,000      6,569     8,133  200,000
    9  44     1,646  19,057        0         6,913     8,254  200,000      6,913     8,254  200,000      7,689     9,030  200,000
   10  45     1,646  21,738        0         7,850     8,967  200,000      7,850     8,967  200,000      8,775     9,892  200,000
     Total   16,460

   11  46     1,646  26,554        0         8,816     9,710  200,000      8,816     9,710  200,000      9,870     10,764 200,000
   12  47     1,646  27,510        0         9,732     10,402 200,000      9,732     10,402 200,000     10,914     11,585 200,000
   13  48     1,646  30,613        0        10,598     11,045 200,000     10,598     11,045 200,000     11,930     12,377 200,000
   14  49     1,646  33,872        0        11,393     11,617 200,000     11,393     11,617 200,000     12,895     13,119 200,000
   15  50     1,646  37,294        0        12,118     12,118 200,000     12,118     12,118 200,000     13,812     13,812 200,000
   16  51     1,646  40,887        0        12,549     12,549 200,000     12,549     12,549 200,000     14,456     14,456 200,000
   17  52     1,646  44,660        0        12,889     12,889 200,000     12,889     12,889 200,000     15,029     15,029 200,000
   18  53     1,646  48,621        0        13,138     13,138 200,000     13,138     13,138 200,000     15,556     15,556 200,000
   19  54     1,646  52,781        0        13,275     13,275 200,000     13,275     13,275 200,000     16,035     16,035 200,000
   20  55     1,646  57,148        0        13,300     13,300 200,000     13,300     13,300 200,000     16,490     16,490 200,000
     Total   32,920

   21  56     1,646  61,734        0        13,224     13,224 200,000     13,224     13,224 200,000     16,954     16,954 200,000
   22  57     1,646  66,549        0        12,992     12,992 200,000     12,992     12,992 200,000     17,328     17,328 200,000
   23  58     1,646  71,604        0        12,605     12,605 200,000     12,605     12,605 200,000     17,591     17,591 200,000
   24  59     1,646  76,913        0        12,039     12,039 200,000     12,039     12,039 200,000     17,745     17,745 200,000
   25  60     1,646  82,487        0        11,270     11,270 200,000     11,270     11,270 200,000     17,768     17,768 200,000
   26  61     1,646  88,339        0        10,274     10,274 200,000     10,274     10,274 200,000     17,661     17,661 200,000
   27  62     1,646  94,485        0         9,025     9,025  200,000      9,025     9,025  200,000     17,401     17,401 200,000
   28  63     1,646  100,937       0         7,519     7,519  200,000      7,519     7,519  200,000     16,968     16,968 200,000
   29  64     1,646  107,712       0         5,658     5,658  200,000      5,658     5,658  200,000     16,381     16,381 200,000
   30  65     1,646  114,826       0         3,409     3,409  200,000      3,409     3,409  200,000     15,641     15,641 200,000
     Total   49,380

   31  66     1,646  122,296       0           713       713  200,000        713       713  200,000     14,723     14,723 200,000
   32  67     1,646  130,139       0        LAPSE      LAPSE  LAPSE       LAPSE      LAPSE  LAPSE       13,625     13,625 200,000
   33  68     1,646  138,374       0                                                                    12,300     12,300 200,000
   34  69     1,646  147,021       0                                                                    10,676     10,676 200,000
   35  70     1,646  156,101       0                                                                     8,678     8,678  200,000
   36  71     1,646  165,634       0                                                                     6,296     6,296  200,000
   37  72     1,646  175,644       0                                                                     3,422     3,422  200,000
   38  73     1,646  186,154       0                                                                        84        84  200,000
   39  74     1,646  197,190       0                                                                    LAPSE      LAPSE  LAPSE
             ------
     Total   64,194

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:08 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ---------------------------
                                                        0.00% (-1.49% NET)
                                                    ---------------------------
 END                   UNSCHEDULED                                     BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON    FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE  AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----  --------
 1     36     1,646         0         0       0           0       869  200,000
 2     37     1,646         0         0       0         393     2,023  200,000
 3     38     1,646         0         0       0         928     3,162  200,000
 4     39     1,646         0         0       0       2,004     4,239  200,000
 5     40     1,646         0         0       0       3,044     5,278  200,000
 6     41     1,646         0         0       0       4,247     6,258  200,000
 7     42     1,646         0         0       0       5,414     7,201  200,000
 8     43     1,646         0         0       0       6,569     8,133  200,000
 9     44     1,646         0         0       0       7,689     9,030  200,000
10     45     1,646         0         0       0       8,775     9,892  200,000

11     46     1,646         0         0       0       9,870     10,764 200,000
12     47     1,646         0         0       0      10,914     11,585 200,000
13     48     1,646         0         0       0      11,930     12,377 200,000
14     49     1,646         0         0       0      12,895     13,119 200,000
15     50     1,646         0         0       0      13,812     13,812 200,000
16     51     1,646         0         0       0      14,456     14,456 200,000
17     52     1,646         0         0       0      15,029     15,029 200,000
18     53     1,646         0         0       0      15,556     15,556 200,000
19     54     1,646         0         0       0      16,035     16,035 200,000
20     55     1,646         0         0       0      16,490     16,490 200,000

21     56     1,646         0         0       0      16,954     16,954 200,000
22     57     1,646         0         0       0      17,328     17,328 200,000
23     58     1,646         0         0       0      17,591     17,591 200,000
24     59     1,646         0         0       0      17,745     17,745 200,000
25     60     1,646         0         0       0      17,768     17,768 200,000
26     61     1,646         0         0       0      17,661     17,661 200,000
27     62     1,646         0         0       0      17,401     17,401 200,000
28     63     1,646         0         0       0      16,968     16,968 200,000
29     64     1,646         0         0       0      16,381     16,381 200,000
30     65     1,646         0         0       0      15,641     15,641 200,000

31     66     1,646         0         0       0      14,723     14,723 200,000
32     67     1,646         0         0       0      13,625     13,625 200,000
33     68     1,646         0         0       0      12,300     12,300 200,000
34     69     1,646         0         0       0      10,676     10,676 200,000
35     70     1,646         0         0       0       8,678     8,678  200,000
36     71     1,646         0         0       0       6,296     6,296  200,000
37     72     1,646         0         0       0       3,422     3,422  200,000
38     73     1,646         0         0       0          84        84  200,000
39     74     1,646         0         0       0       LAPSE     LAPSE    LAPSE
             ------
Total        64,194

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     36      1,646    1,728        0             0       869   200,000           0          939     200,000
 2     37      1,646    3,543        0           299     1,929   200,000         502        2,132     200,000
 3     38      1,646    5,448        0           718     2,952   200,000       1,121        3,355     200,000
 4     39      1,646    7,449        0         1,704     3,938   200,000       2,378        4,612     200,000
 5     40      1,646    9,550        0         2,654     4,889   200,000       3,669        5,904     200,000
 6     41      1,646   11,756        0         3,793     5,804   200,000       5,221        7,233     200,000
 7     42      1,646   14,072        0         4,874     6,661   200,000       6,789        8,577     200,000
 8     43      1,646   16,504        0         5,921     7,485   200,000       8,397        9,961     200,000
 9     44      1,646   19,057        0         6,913     8,254   200,000      10,023       11,364     200,000
10     45      1,646   21,738        0         7,850     8,967   200,000      11,671       12,788     200,000
Total         16,460
11     46      1,646   24,554        0         8,816     9,710   200,000      13,449       14,343     200,000
12     47      1,646   27,510        0         9,732     10,402  200,000      15,265       15,935     200,000
13     48      1,646   30,613        0        10,598     11,045  200,000      17,121       17,568     200,000
14     49      1,646   33,872        0        11,393     11,617  200,000      18,998       19,221     200,000
15     50      1,646   37,294        0        12,118     12,118  200,000      20,898       20,898     200,000
16     51      1,646   40,887        0        12,549     12,549  200,000      22,601       22,601     200,000
17     52      1,646   44,660        0        12,889     12,889  200,000      24,311       24,311     200,000
18     53      1,646   48,621        0        13,138     13,138  200,000      26,029       26,029     200,000
19     54      1,646   52,781        0        13,275     13,275  200,000      27,738       27,738     200,000
20     55      1,646   57,148        0        13,300     13,300  200,000      29,438       29,438     200,000
Total         32,920
21     56      1,646   61,734        0        13,224     13,224  200,000      31,145       31,145     200,000
22     57      1,646   66,549        0        12,992     12,992  200,000      32,807       32,807     200,000
23     58      1,646   71,604        0        12,605     12,605  200,000      34,423       34,423     200,000
24     59      1,646   76,913        0        12,039     12,039  200,000      35,973       35,973     200,000
25     60      1,646   82,487        0        11,270     11,270  200,000      37,437       37,437     200,000
26     61      1,646   88,339        0        10,274     10,274  200,000      38,792       38,792     200,000
27     62      1,646   94,485        0         9,025     9,025   200,000      40,015       40,015     200,000
28     63      1,646   100,937       0         7,519     7,519   200,000      41,100       41,100     200,000
29     64      1,646   107,712       0         5,658     5,658   200,000      41,964       41,964     200,000
30     65      1,646   114,826       0         3,409     3,409   200,000      42,575       42,575     200,000
Total         49,380
31     66      1,646   122,296       0           713       713   200,000      42,879       42,879     200,000
32     67      1,646   130,139       0         LAPSE     LAPSE     LAPSE      42,835       42,835     200,000
33     68      1,646   138,374       0                                        42,379       42,379     200,000
34     69      1,646   147,021       0                                        41,436       41,436     200,000
35     70      1,646   156,101       0                                        39,943       39,943     200,000
36     71      1,646   165,634       0                                        37,765       37,765     200,000
37     72      1,646   175,644       0                                        34,642       34,642     200,000
38     73      1,646   186,154       0                                        30,564       30,564     200,000
39     74      1,646   197,190       0                                        25,213       25,213     200,000
Total         65,840

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1            0          939     200,000
 2          599        2,229     200,000
 3        1,343        3,578     200,000
 4        2,706        4,941     200,000
 5        4,109        6,343     200,000
 6        5,753        7,764     200,000
 7        7,439        9,227     200,000
 8        9,194       10,758     200,000
 9       10,997       12,338     200,000
10       12,852       13,969     200,000
Total
11       14,830       15,723     200,000
12       16,854       17,525     200,000
13       18,952       19,399     200,000
14       21,105       21,329     200,000
15       23,318       23,318     200,000
16       25,370       25,370     200,000
17       27,468       27,468     200,000
18       29,638       29,638     200,000
19       31,884       31,884     200,000
20       34,233       34,233     200,000
Total
21       36,725       36,725     200,000
22       39,274       39,274     200,000
23       41,867       41,867     200,000
24       44,508       44,508     200,000
25       47,185       47,185     200,000
26       49,905       49,905     200,000
27       52,654       52,654     200,000
28       55,423       55,423     200,000
29       58,234       58,234     200,000
30       61,096       61,096     200,000
Total
31       63,999       63,999     200,000
32       66,953       66,953     200,000
33       69,933       69,933     200,000
34       72,902       72,902     200,000
35       75,820       75,820     200,000
36       78,698       78,698     200,000
37       81,483       81,483     200,000
38       84,212       84,212     200,000
39       86,808       86,808     200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
40     75      1,646   208,778       0                                        18,247       18,247     200,000
41     76      1,646   220,945       0                                         9,314        9,314     200,000
42     77      1,646   233,721       0                                         LAPSE        LAPSE       LAPSE
43     78      1,646   247,135       0
44     79      1,646   261,220       0
45     80      1,646   276,010       0
46     81      1,646   291,539       0
47     82      1,646   307,844       0
48     83      1,646   324,964       0
49     84      1,646   342,941       0
50     85      1,646   361,816       0
Total         82,300
51     86      1,646   381,635       0
52     87      1,646   402,445       0
53     88      1,646   424,296       0
54     89      1,646   447,239       0
55     90      1,646   471,329       0
56     91      1,646   496,624       0
             -------
Total         92,176

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
40       89,248       89,248     200,000
41       91,549       91,549     200,000
42       93,620       93,620     200,000
43       95,391       95,391     200,000
44       96,343       96,343     200,000
45       96,695       96,695     200,000
46       96,373       96,373     200,000
47       95,134       95,134     200,000
48       93,456       93,456     200,000
49       90,755       90,755     200,000
50       86,636       86,636     200,000
Total
51       80,810       80,810     200,000
52       72,627       72,627     200,000
53       61,523       61,523     200,000
54       46,554       46,554     200,000
55       26,426       26,426     200,000
56        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     36     1,646         0         0       0            0        939  200,000
 2     37     1,646         0         0       0          599      2,229  200,000
 3     38     1,646         0         0       0        1,343      3,578  200,000
 4     39     1,646         0         0       0        2,706      4,941  200,000
 5     40     1,646         0         0       0        4,109      6,343  200,000
 6     41     1,646         0         0       0        5,753      7,764  200,000
 7     42     1,646         0         0       0        7,439      9,227  200,000
 8     43     1,646         0         0       0        9,194     10,758  200,000
 9     44     1,646         0         0       0       10,997     12,338  200,000
10     45     1,646         0         0       0       12,852     13,969  200,000

11     46     1,646         0         0       0       14,830     15,723  200,000
12     47     1,646         0         0       0       16,854     17,525  200,000
13     48     1,646         0         0       0       18,952     19,399  200,000
14     49     1,646         0         0       0       21,105     21,329  200,000
15     50     1,646         0         0       0       23,318     23,318  200,000
16     51     1,646         0         0       0       25,370     25,370  200,000
17     52     1,646         0         0       0       27,468     27,468  200,000
18     53     1,646         0         0       0       29,638     29,638  200,000
19     54     1,646         0         0       0       31,884     31,884  200,000
20     55     1,646         0         0       0       34,233     34,233  200,000

21     56     1,646         0         0       0       36,725     36,725  200,000
22     57     1,646         0         0       0       39,274     39,274  200,000
23     58     1,646         0         0       0       41,867     41,867  200,000
24     59     1,646         0         0       0       44,508     44,508  200,000
25     60     1,646         0         0       0       47,185     47,185  200,000
26     61     1,646         0         0       0       49,905     49,905  200,000
27     62     1,646         0         0       0       52,654     52,654  200,000
28     63     1,646         0         0       0       55,423     55,423  200,000
29     64     1,646         0         0       0       58,234     58,234  200,000
30     65     1,646         0         0       0       61,096     61,096  200,000

31     66     1,646         0         0       0       63,999     63,999  200,000
32     67     1,646         0         0       0       66,953     66,953  200,000
33     68     1,646         0         0       0       69,933     69,933  200,000
34     69     1,646         0         0       0       72,902     72,902  200,000
35     70     1,646         0         0       0       75,820     75,820  200,000
36     71     1,646         0         0       0       78,698     78,698  200,000
37     72     1,646         0         0       0       81,483     81,483  200,000
38     73     1,646         0         0       0       84,212     84,212  200,000
39     74     1,646         0         0       0       86,808     86,808  200,000
40     75     1,646         0         0       0       89,248     89,248  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     76     1,646         0         0       0       91,549     91,549  200,000
42     77     1,646         0         0       0       93,620     93,620  200,000
43     78     1,646         0         0       0       95,391     95,391  200,000
44     79     1,646         0         0       0       96,343     96,343  200,000
45     80     1,646         0         0       0       96,695     96,695  200,000
46     81     1,646         0         0       0       96,373     96,373  200,000
47     82     1,646         0         0       0       95,134     95,134  200,000
48     83     1,646         0         0       0       93,456     93,456  200,000
49     84     1,646         0         0       0       90,755     90,755  200,000
50     85     1,646         0         0       0       86,636     86,636  200,000

51     86     1,646         0         0       0       80,810     80,810  200,000
52     87     1,646         0         0       0       72,627     72,627  200,000
53     88     1,646         0         0       0       61,523     61,523  200,000
54     89     1,646         0         0       0       46,554     46,554  200,000
55     90     1,646         0         0       0       26,426     26,426  200,000
56     91     1,646         0         0       0        LAPSE      LAPSE    LAPSE
             -------
Total        92,176

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1     36      1,646    1,728      0             0       869  200,000           0        1,010    200,000
 2     37      1,646    3,543      0           299     1,929  200,000         713        2,343    200,000
 3     38      1,646    5,448      0           718     2,952  200,000       1,558        3,793    200,000
 4     39      1,646    7,449      0         1,704     3,938  200,000       3,138        5,372    200,000
 5     40      1,646    9,550      0         2,654     4,889  200,000       4,861        7,095    200,000
 6     41      1,646   11,756      0         3,793     5,804  200,000       6,967        8,978    200,000
 7     42      1,646   14,072      0         4,874     6,661  200,000       9,226       11,013    200,000
 8     43      1,646   16,504      0         5,921     7,485  200,000      11,678       13,242    200,000
 9     44      1,646   19,057      0         6,913     8,254  200,000      14,323       15,664    200,000
10     45      1,646   21,738      0         7,850     8,967  200,000      17,181       18,299    200,000
Total         16,460

11     46      1,646   24,554      0         8,816     9,710  200,000      20,422       21,316    200,000
12     47      1,646   27,510      0         9,732     10,402 200,000      23,961       24,631    200,000
13     48      1,646   30,613      0        10,598     11,045 200,000      27,832       28,279    200,000
14     49      1,646   33,872      0        11,393     11,617 200,000      32,055       32,278    200,000
15     50      1,646   37,294      0        12,118     12,118 200,000      36,672       36,672    200,000
16     51      1,646   40,887      0        12,549     12,549 200,000      41,509       41,509    200,000
17     52      1,646   44,660      0        12,889     12,889 200,000      46,824       46,824    200,000
18     53      1,646   48,621      0        13,138     13,138 200,000      52,678       52,678    200,000
19     54      1,646   52,781      0        13,275     13,275 200,000      59,121       59,121    200,000
20     55      1,646   57,148      0        13,300     13,300 200,000      66,230       66,230    200,000
Total         32,920

21     56      1,646   61,734      0        13,224     13,224 200,000      74,114       74,114    200,000
22     57      1,646   66,549      0        12,992     12,992 200,000      82,822       82,822    200,000
23     58      1,646   71,604      0        12,605     12,605 200,000      92,470       92,470    200,000
24     59      1,646   76,913      0        12,039     12,039 200,000     103,174      103,174    200,000
25     60      1,646   82,487      0        11,270     11,270 200,000     115,074      115,074    200,000
26     61      1,646   88,339      0        10,274     10,274 200,000     128,332      128,332    200,000
27     62      1,646   94,485      0         9,025     9,025  200,000     143,142      143,142    200,000
28     63      1,646  100,937      0         7,519     7,519  200,000     159,742      159,742    201,274
29     64      1,646  107,712      0         5,658     5,658  200,000     178,218      178,218    220,990
30     65      1,646  114,826      0         3,409     3,409  200,000     198,621      198,621    242,318
Total         49,380

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1            0        1,010    200,000
 2          813        2,443    200,000
 3        1,794        4,028    200,000
 4        3,497        5,731    200,000
 5        5,355        7,590    200,000
 6        7,587        9,598    200,000
 7       10,007       11,795    200,000
 8       12,662       14,226    200,000
 9       15,552       16,893    200,000
10       18,704       19,821    200,000
Total
11       22,253       23,147    200,000
12       26,133       26,803    200,000
13       30,404       30,850    200,000
14       35,090       35,313    200,000
15       40,241       40,241    200,000
16       45,688       45,688    200,000
17       51,698       51,698    200,000
18       58,358       58,358    200,000
19       65,745       65,745    200,000
20       73,964       73,964    200,000
Total
21       83,149       83,149    200,000
22       93,334       93,334    200,000
23      104,633      104,633    200,000
24      117,188      117,188    200,000
25      131,153      131,153    200,000
26      146,716      146,716    200,000
27      164,066      164,066    210,005
28      183,289      183,289    230,944
29      204,565      204,565    253,661
30      228,122      228,122    278,309
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
31     66      1,646  122,296      0           713       713  200,000     221,157      221,157    265,389
32     67      1,646  130,139      0        LAPSE      LAPSE  LAPSE       246,006      246,006    292,747
33     68      1,646  138,374      0                                      273,398      273,398    322,610
34     69      1,646  147,021      0                                      303,591      303,591    355,201
35     70      1,646  156,101      0                                      336,874      336,874    390,773
36     71      1,646  165,634      0                                      373,552      373,552    429,585
37     72      1,646  175,644      0                                      414,092      414,092    467,924
38     73      1,646  186,154      0                                      459,019      459,019    509,512
39     74      1,646  197,190      0                                      508,855      508,855    554,651
40     75      1,646  208,778      0                                      564,235      564,235    603,731
Total         65,840

41     76      1,646  220,945      0                                      625,941      625,941    657,238
42     77      1,646  233,721      0                                      693,982      693,982    728,681
43     78      1,646  247,135      0                                      768,969      768,969    807,417
44     79      1,646  261,220      0                                      851,566      851,566    894,144
45     80      1,646  276,010      0                                      942,486      942,486    989,610
46     81      1,646  291,539      0                                     1,042,484   1,042,484  1,094,608
47     82      1,646  307,844      0                                     1,152,361   1,152,361  1,209,979
48     83      1,646  324,964      0                                     1,272,931   1,272,931  1,336,578
49     84      1,646  342,941      0                                     1,405,055   1,405,055  1,475,308
50     85      1,646  361,816      0                                     1,549,640   1,549,640  1,627,122
             -------
Total         82,300

51     86      1,646  381,635      0                                     1,707,649   1,707,649  1,793,031
52     87      1,646  402,445      0                                     1,880,108   1,880,108  1,974,113
53     88      1,646  424,296      0                                     2,068,113   2,068,113  2,171,519
54     89      1,646  447,239      0                                     2,272,813   2,272,813  2,386,453
55     90      1,646  471,329      0                                     2,495,419   2,495,419  2,620,190
56     91      1,646  496,624      0                                     2,737,133   2,737,133  2,873,989
57     92      1,646  523,183      0                                     3,007,090   3,007,090  3,127,373
58     93      1,646  551,071      0                                     3,310,119   3,310,119  3,409,423
59     94      1,646  580,353      0                                     3,652,169   3,652,169  3,725,212
60     95      1,646  611,099      0                                     4,040,658   4,040,658  4,081,064
             -------
Total         98,760

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31      254,208      254,208    305,049
32      283,068      283,068    336,850
33      314,987      314,987    371,684
34      350,274      350,274    409,820
35      389,268      389,268    451,551
36      432,371      432,371    497,226
37      480,101      480,101    542,514
38      533,026      533,026    591,656
39      591,737      591,737    644,994
40      656,946      656,946    702,932
Total
41      729,490      729,490    765,965
42      809,704      809,704    850,189
43      898,354      898,354    943,272
44      996,071      996,071  1,045,875
45     1,103,877   1,103,877  1,159,071
46     1,222,765   1,222,765  1,283,903
47     1,353,732   1,353,732  1,421,419
48     1,498,358   1,498,358  1,573,276
49     1,657,669   1,657,669  1,740,552
50     1,832,925   1,832,925  1,924,571
Total
51     2,025,633   2,025,633  2,126,915
52     2,237,204   2,237,204  2,349,064
53     2,469,377   2,469,377  2,592,846
54     2,723,884   2,723,884  2,860,079
55     3,002,575   3,002,575  3,152,704
56     3,307,126   3,307,126  3,472,482
57     3,645,329   3,645,329  3,791,142
58     4,021,712   4,021,712  4,142,364
59     4,443,288   4,443,288  4,532,154
60     4,918,907   4,918,907  4,968,096
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     36     1,646         0         0       0            0        1,010    200,000
 2     37     1,646         0         0       0          813        2,443    200,000
 3     38     1,646         0         0       0        1,794        4,028    200,000
 4     39     1,646         0         0       0        3,497        5,731    200,000
 5     40     1,646         0         0       0        5,355        7,590    200,000
 6     41     1,646         0         0       0        7,587        9,598    200,000
 7     42     1,646         0         0       0       10,007       11,795    200,000
 8     43     1,646         0         0       0       12,662       14,226    200,000
 9     44     1,646         0         0       0       15,552       16,893    200,000
10     45     1,646         0         0       0       18,704       19,821    200,000

11     46     1,646         0         0       0       22,253       23,147    200,000
12     47     1,646         0         0       0       26,133       26,803    200,000
13     48     1,646         0         0       0       30,404       30,850    200,000
14     49     1,646         0         0       0       35,090       35,313    200,000
15     50     1,646         0         0       0       40,241       40,241    200,000
16     51     1,646         0         0       0       45,688       45,688    200,000
17     52     1,646         0         0       0       51,698       51,698    200,000
18     53     1,646         0         0       0       58,358       58,358    200,000
19     54     1,646         0         0       0       65,745       65,745    200,000
20     55     1,646         0         0       0       73,964       73,964    200,000

21     56     1,646         0         0       0       83,149       83,149    200,000
22     57     1,646         0         0       0       93,334       93,334    200,000
23     58     1,646         0         0       0      104,633      104,633    200,000
24     59     1,646         0         0       0      117,188      117,188    200,000
25     60     1,646         0         0       0      131,153      131,153    200,000
26     61     1,646         0         0       0      146,716      146,716    200,000
27     62     1,646         0         0       0      164,066      164,066    210,005
28     63     1,646         0         0       0      183,289      183,289    230,944
29     64     1,646         0         0       0      204,565      204,565    253,661
30     65     1,646         0         0       0      228,122      228,122    278,309

31     66     1,646         0         0       0      254,208      254,208    305,049
32     67     1,646         0         0       0      283,068      283,068    336,850
33     68     1,646         0         0       0      314,987      314,987    371,684
34     69     1,646         0         0       0      350,274      350,274    409,820
35     70     1,646         0         0       0      389,268      389,268    451,551
36     71     1,646         0         0       0      432,371      432,371    497,226
37     72     1,646         0         0       0      480,101      480,101    542,314
38     73     1,646         0         0       0      533,026      533,026    591,659
39     74     1,646         0         0       0      591,737      591,737    644,994
40     75     1,646         0         0       0      656,946      656,946    702,932

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     76     1,646         0         0       0      729,490      729,490    765,965
42     77     1,646         0         0       0      809,704      809,704    850,189
43     78     1,646         0         0       0      898,354      898,354    943,272
44     79     1,646         0         0       0      996,071      996,071  1,045,875
45     80     1,646         0         0       0     1,103,877   1,103,877  1,159,071
46     81     1,646         0         0       0     1,222,765   1,222,765  1,283,903
47     82     1,646         0         0       0     1,353,732   1,353,732  1,421,419
48     83     1,646         0         0       0     1,498,358   1,498,358  1,573,276
49     84     1,646         0         0       0     1,657,669   1,657,669  1,740,552
50     85     1,646         0         0       0     1,832,925   1,832,925  1,924,571

51     86     1,646         0         0       0     2,025,633   2,025,633  2,126,915
52     87     1,646         0         0       0     2,237,204   2,237,204  2,349,064
53     88     1,646         0         0       0     2,469,377   2,469,377  2,592,846
54     89     1,646         0         0       0     2,723,884   2,723,884  2,860,079
55     90     1,646         0         0       0     3,002,575   3,002,575  3,152,704
56     91     1,646         0         0       0     3,307,126   3,307,126  3,472,482
57     92     1,646         0         0       0     3,645,329   3,645,329  3,791,142
58     93     1,646         0         0       0     4,021,712   4,021,712  4,142,364
59     94     1,646         0         0       0     4,443,288   4,443,288  4,532,154
60     95     1,646         0         0       0     4,918,907   4,918,907  4,968,096
             ------
Total        98,760

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               0.00% (-1.49% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010    5,261        0         1,270     3,573   200,000       1,270        3,573     200,000
 2     57      5,010   10,784        0         3,567     6,369   200,000       3,567        6,369     200,000
 3     58      5,010   16,584        0         4,231     8,988   200,000       4,231        8,988     200,000
 4     59      5,010   22,673        0         6,656     11,414  200,000       6,656       11,414     200,000
 5     60      5,010   29,068        0         8,871     13,629  200,000       8,871       13,629     200,000
 6     61      5,010   35,781        0        11,335     15,617  200,000      11,335       15,617     200,000
 7     62      5,010   42,831        0        13,557     17,363  200,000      13,557       17,363     200,000
 8     63      5,010   50,233        0        15,540     18,870  200,000      15,540       18,870     200,000
 9     64      5,010   58,005        0        17,203     20,057  200,000      17,203       20,057     200,000
10     65      5,010   66,166        0        18,529     20,908  200,000      18,529       20,908     200,000
Total         50,100
11     66      5,010   74,735        0        19,696     21,599  200,000      19,696       21,599     200,000
12     67      5,010   83,732        0        20,468     21,895  200,000      20,468       21,895     200,000
13     68      5,010   93,179        0        20,799     21,751  200,000      20,799       21,751     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      20,639       21,115     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      19,954       19,954     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      18,164       18,164     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      15,518       15,518     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      12,080       12,080     200,000
19     74      5,010   160,650       0         7,591     7,591   200,000       7,591        7,591     200,000
20     75      5,010   173,943       0         1,800     1,800   200,000       1,800        1,800     200,000
Total        100,200
21     76      5,010   187,901       0         LAPSE     LAPSE     LAPSE       LAPSE        LAPSE       LAPSE
22     77      5,010   202,557       0
23     78      5,010   217,945       0
24     79      5,010   234,103       0
25     80      5,010   251,068       0
26     81      5,010   268,882       0
27     82      5,010   287,587       0
28     83      5,010   307,227       0
29     84      5,010   327,849       0
             -------
Total        145,290

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,270        3,573     200,000
 2        4,509        7,311     200,000
 3        6,114       10,871     200,000
 4        9,460       14,218     200,000
 5       12,580       17,337     200,000
 6       15,913       20,195     200,000
 7       19,163       22,969     200,000
 8       22,332       25,662     200,000
 9       25,401       28,256     200,000
10       28,255       30,633     200,000
Total
11       30,969       32,872     200,000
12       33,415       34,842     200,000
13       35,713       36,664     200,000
14       37,809       38,285     200,000
15       39,687       39,687     200,000
16       40,817       40,817     200,000
17       41,619       41,619     200,000
18       41,886       41,886     200,000
19       41,838       41,838     200,000
20       41,319       41,319     200,000
Total
21       40,418       40,418     200,000
22       38,884       38,884     200,000
23       36,591       36,591     200,000
24       32,722       32,722     200,000
25       27,590       27,590     200,000
26       21,047       21,047     200,000
27       12,660       12,660     200,000
28        3,249        3,249     200,000
29        LAPSE        LAPSE       LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,270      3,573  200,000
 2     57     5,010         0         0       0        4,509      7,311  200,000
 3     58     5,010         0         0       0        6,114     10,871  200,000
 4     59     5,010         0         0       0        9,460     14,218  200,000
 5     60     5,010         0         0       0       12,580     17,337  200,000
 6     61     5,010         0         0       0       15,913     20,195  200,000
 7     62     5,010         0         0       0       19,163     22,969  200,000
 8     63     5,010         0         0       0       22,332     25,662  200,000
 9     64     5,010         0         0       0       25,401     28,256  200,000
10     65     5,010         0         0       0       28,255     30,633  200,000

11     66     5,010         0         0       0       30,969     32,872  200,000
12     67     5,010         0         0       0       33,415     34,842  200,000
13     68     5,010         0         0       0       35,713     36,664  200,000
14     69     5,010         0         0       0       37,809     38,285  200,000
15     70     5,010         0         0       0       39,687     39,687  200,000
16     71     5,010         0         0       0       40,817     40,817  200,000
17     72     5,010         0         0       0       41,619     41,619  200,000
18     73     5,010         0         0       0       41,886     41,886  200,000
19     74     5,010         0         0       0       41,838     41,838  200,000
20     75     5,010         0         0       0       41,319     41,319  200,000

21     76     5,010         0         0       0       40,418     40,418  200,000
22     77     5,010         0         0       0       38,884     38,884  200,000
23     78     5,010         0         0       0       36,591     36,591  200,000
24     79     5,010         0         0       0       32,722     32,722  200,000
25     80     5,010         0         0       0       27,590     27,590  200,000
26     81     5,010         0         0       0       21,047     21,047  200,000
27     82     5,010         0         0       0       12,660     12,660  200,000
28     83     5,010         0         0       0        3,249      3,249  200,000
29     84     5,010         0         0       0        LAPSE      LAPSE    LAPSE
             -------
Total        145,290

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                 STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)                (6)                                 (9)
 END           NET     PREMIUM      NET        VALUE      (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/        ON       FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010    5,261        0         1,270     3,573   200,000       1,515        3,818     200,000
 2     57      5,010   10,784        0         3,567     6,369   200,000       4,260        7,062     200,000
 3     58      5,010   16,584        0         4,231     8,988   200,000       5,560       10,318     200,000
 4     59      5,010   22,673        0         6,656     11,414  200,000       8,810       13,568     200,000
 5     60      5,010   29,068        0         8,871     13,629  200,000      12,038       16,795     200,000
 6     61      5,010   35,781        0        11,335     15,617  200,000      15,703       19,985     200,000
 7     62      5,010   42,831        0        13,557     17,363  200,000      19,314       23,120     200,000
 8     63      5,010   50,233        0        15,540     18,870  200,000      22,876       26,206     200,000
 9     64      5,010   58,005        0        17,203     20,057  200,000      26,310       29,165     200,000
10     65      5,010   66,166        0        18,529     20,908  200,000      29,599       31,978     200,000
Total         50,100
11     66      5,010   74,735        0        19,696     21,599  200,000      32,994       34,897     200,000
12     67      5,010   83,732        0        20,468     21,895  200,000      36,219       37,647     200,000
13     68      5,010   93,179        0        20,799     21,751  200,000      39,235       40,187     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      42,001       42,476     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      44,489       44,489     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      46,136       46,136     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      47,230       47,230     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      47,821       47,821     200,000
19     74      5,010   160,650       0         7,591     7,591   200,000      47,699       47,699     200,000
20     75      5,010   173,943       0         1,800     1,800   200,000      46,657       46,657     200,000
Total        100,200
21     76      5,010   187,901       0         LAPSE     LAPSE     LAPSE      44,617       44,617     200,000
22     77      5,010   202,557       0                                        41,269       41,269     200,000
23     78      5,010   217,945       0                                        36,345       36,345     200,000
24     79      5,010   234,103       0                                        29,507       29,507     200,000
25     80      5,010   251,068       0                                        20,294       20,294     200,000
26     81      5,010   268,882       0                                         8,039        8,039     200,000
27     82      5,010   287,587       0                                         LAPSE        LAPSE       LAPSE
28     83      5,010   307,227       0
29     84      5,010   327,849       0
30     85      5,010   349,502       0
Total        150,300
31     86      5,010   372,237       0
32     87      5,010   396,109       0
33     88      5,010   421,175       0
34     89      5,010   447,495       0
35     90      5,010   475,130       0
36     91      5,010   504,147       0
37     92      5,010   534,615       0
38     93      5,010   566,606       0
39     94      5,010   600,197       0
40     95      5,010   635,467       0
             -------
Total        200,400

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,515        3,818     200,000
 2        5,230        8,032     200,000
 3        7,555       12,312     200,000
 4       11,866       16,623     200,000
 5       16,195       20,953     200,000
 6       20,986       25,268     200,000
 7       25,942       29,748     200,000
 8       31,075       34,405     200,000
 9       36,378       39,233     200,000
10       41,750       41,750     200,000
Total
11       47,377       49,280     200,000
12       53,077       54,504     200,000
13       58,977       59,928     200,000
14       65,050       65,526     200,000
15       71,309       71,309     200,000
16       77,259       77,259     200,000
17       83,369       83,369     200,000
18       89,524       89,524     200,000
19       95,930       95,930     200,000
20      102,535      102,535     200,000
Total
21      109,506      109,506     200,000
22      116,735      116,735     200,000
23      124,254      124,254     200,000
24      131,819      131,819     200,000
25      139,752      139,752     200,000
26      148,197      148,197     200,000
27      157,263      157,263     200,000
28      167,395      167,395     200,000
29      178,665      178,665     200,000
30      191,373      191,373     200,942
Total
31      204,906      204,906     215,151
32      218,923      218,923     229,869
33      233,433      233,433     245,105
34      248,430      248,430     260,852
35      263,907      263,907     277,102
36      279,828      279,828     293,819
37      296,648      296,648     308,514
38      314,474      314,474     323,908
39      333,561      333,561     340,232
40      354,226      354,226     357,769
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,515      3,818  200,000
 2     57     5,010         0         0       0        5,230      8,032  200,000
 3     58     5,010         0         0       0        7,555     12,312  200,000
 4     59     5,010         0         0       0       11,866     16,623  200,000
 5     60     5,010         0         0       0       16,195     20,953  200,000
 6     61     5,010         0         0       0       20,986     25,268  200,000
 7     62     5,010         0         0       0       25,942     29,748  200,000
 8     63     5,010         0         0       0       31,075     34,405  200,000
 9     64     5,010         0         0       0       36,378     39,233  200,000
10     65     5,010         0         0       0       41,750     44,129  200,000

11     66     5,010         0         0       0       47,377     49,280  200,000
12     67     5,010         0         0       0       53,077     54,504  200,000
13     68     5,010         0         0       0       58,977     59,928  200,000
14     69     5,010         0         0       0       65,050     65,526  200,000
15     70     5,010         0         0       0       71,309     71,309  200,000
16     71     5,010         0         0       0       77,259     77,259  200,000
17     72     5,010         0         0       0       83,369     83,369  200,000
18     73     5,010         0         0       0       89,524     89,524  200,000
19     74     5,010         0         0       0       95,930     95,930  200,000
20     75     5,010         0         0       0      102,535    102,535  200,000
21     76     5,010         0         0       0      109,506    109,506  200,000
22     77     5,010         0         0       0      116,735    116,735  200,000
23     78     5,010         0         0       0      124,254    124,254  200,000
24     79     5,010         0         0       0      131,819    131,819  200,000
25     80     5,010         0         0       0      139,752    139,752  200,000
26     81     5,010         0         0       0      148,197    148,197  200,000
27     82     5,010         0         0       0      157,263    157,263  200,000
28     83     5,010         0         0       0      167,395    167,395  200,000
29     84     5,010         0         0       0      178,665    178,665  200,000
30     85     5,010         0         0       0      191,373    191,373  200,942

31     86     5,010         0         0       0      204,906    204,906  215,151
32     87     5,010         0         0       0      218,923    218,923  229,869
33     88     5,010         0         0       0      233,433    233,433  245,105
34     89     5,010         0         0       0      248,430    248,430  260,852
35     90     5,010         0         0       0      263,907    263,907  277,102
36     91     5,010         0         0       0      279,828    279,828  293,819
37     92     5,010         0         0       0      296,648    296,648  308,514
38     93     5,010         0         0       0      314,474    314,474  323,908
39     94     5,010         0         0       0      333,561    333,561  340,232
40     95     5,010         0         0       0      354,226    354,226  357,769
             -------
Total        200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                          PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (- 1.49% NET)             12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
  1    56      5,010    5,261      0         1,270     3,573  200,000       1,760        4,063    200,000
  2    57      5,010   10,784      0         3,567     6,369  200,000       4,985        7,786    200,000
  3    58      5,010   16,584      0         4,231     8,988  200,000       7,009       11,766    200,000
  4    59      5,010   22,673      0         6,656     11,414 200,000      11,258       16,015    200,000
  5    60      5,010   29,068      0         8,871     13,629 200,000      15,794       20,551    200,000
  6    61      5,010   35,781      0        11,335     15,617 200,000      21,113       25,395    200,000
  7    62      5,010   42,831      0        13,557     17,363 200,000      26,768       30,574    200,000
  8    63      5,010   50,233      0        15,540     18,870 200,000      32,813       36,143    200,000
  9    64      5,010   58,005      0        17,203     20,057 200,000      39,229       42,084    200,000
 10    65      5,010   66,166      0        18,529     20,908 200,000      46,066       48,443    200,000
     Total    50,100
 11    66      5,010   74,735      0        19,696     21,599 200,000      53,767       55,670    200,000
 12    67      5,010   83,732      0        20,468     21,895 200,000      62,095       63,522    200,000
 13    68      5,010   93,179      0        20,799     21,751 200,000      71,141       72,092    200,000
 14    69      5,010  103,099      0        20,639     21,115 200,000      81,019       81,495    200,000
 15    70      5,010  113,514      0        19,954     19,954 200,000      91,891       91,891    200,000
 16    71      5,010  124,450      0        18,164     18,164 200,000     103,435      103,435    200,000
 17    72      5,010  135,933      0        15,518     15,518 200,000     116,280      116,280    200,000
 18    73      5,010  147,990      0        12,080     12,080 200,000     130,799      130,799    200,000
 19    74      5,010  160,650      0         7,591     7,591  200,000     147,307      147,307    200,000
 20    75      5,010  173,943      0         1,800     1,800  200,000     166,269      166,269    200,000
     Total   100,200
 21    76      5,010  187,901      0        LAPSE      LAPSE  LAPSE       188,449      188,449    200,000
 22    77      5,010  202,557      0                                      213,707      213,707    224,392
 23    78      5,010  217,945      0                                      241,558      241,558    253,636
 24    79      5,010  234,103      0                                      272,253      272,253    285,865
 25    80      5,010  251,068      0                                      306,057      306,057    321,360
 26    81      5,010  268,882      0                                      343,256      343,256    360,419
 27    82      5,010  287,587      0                                      384,151      384,151    403,359
 28    83      5,010  307,227      0                                      429,051      429,051    450,504
 29    84      5,010  327,849      0                                      478,282      478,282    502,197
 30    85      5,010  349,502      0                                      532,188      532,188    558,797
     Total   150,300
 31    86      5,010  372,237      0                                      591,133      591,133    620,689
 32    87      5,010  396,109      0                                      655,504      655,504    688,279
 33    88      5,010  421,175      0                                      725,716      725,716    762,002
 34    89      5,010  447,495      0                                      802,203      802,203    842,313
 35    90      5,010  475,130      0                                      885,422      885,422    929,693
 36    91      5,010  504,147      0                                      975,828      975,828  1,024,619
 37    92      5,010  534,615      0                                     1,076,717   1,076,717  1,119,786
 38    93      5,010  566,606      0                                     1,189,873   1,189,873  1,225,569
 39    94      5,010  600,197      0                                     1,317,489   1,317,489  1,343,839
 40    95      5,010  635,467      0                                     1,462,306   1,462,306  1,476,929
             -------
     Total   200,400

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
        (10)                   (12)
END     VALUE       (11)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
  1      1,760        4,063    200,000
  2      5,982        8,784    200,000
  3      9,116       13,874    200,000
  4     14,578       19,336    200,000
  5     20,441       25,198    200,000
  6     27,195       31,477    200,000
  7     34,596       38,402    200,000
  8     42,722       46,052    200,000
  9     51,642       54,497    200,000
 10     61,350       63,728    200,000
 11     72,282       74,185    200,000
 12     84,298       85,726    200,000
 13     97,656       98,608    200,000
 14    112,517      112,993    200,000
 15    129,104      129,104    200,000
 16    147,191      147,191    200,000
 17    167,569      167,569    200,000
 18    190,541      190,541    211,500
 19    216,097      216,097    235,546
 20    244,471      244,471    261,584
 21    276,129      276,129    289,936
 22    311,142      311,142    326,699
 23    349,847      349,847    367,339
 24    392,529      392,529    412,156
 25    439,632      439,632    461,614
 26    491,592      491,592    516,171
 27    548,847      548,847    576,289
 28    612,079      612,079    642,683
 29    681,747      681,747    715,835
 30    758,407      758,407    796,328
 31    842,720      842,720    884,857
 32    935,310      935,310    982,075
 33   1,036,939   1,036,939  1,088,786
 34   1,148,370   1,148,370  1,205,789
 35   1,270,417   1,270,417  1,333,938
 36   1,403,822   1,403,822  1,474,013
 37   1,551,933   1,551,933  1,614,010
 38   1,716,721   1,716,721  1,768,223
 39   1,901,232   1,901,232  1,939,257
 40   2,109,307   2,109,307  2,130,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUE

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      56     5,010         0         0       0        1,760        4,063     200,000
 2      57     5,010         0         0       0        5,982        8,784     200,000
 3      58     5,010         0         0       0        9,116       13,874     200,000
 4      59     5,010         0         0       0       14,578       19,336     200,000
 5      60     5,010         0         0       0       20,441       25,198     200,000
 6      61     5,010         0         0       0       27,195       31,477     200,000
 7      62     5,010         0         0       0       34,596       38,402     200,000
 8      63     5,010         0         0       0       42,722       46,052     200,000
 9      64     5,010         0         0       0       51,642       54,497     200,000
10      65     5,010         0         0       0       61,350       63,728     200,000
11      66     5,010         0         0       0       72,282       74,185     200,000
12      67     5,010         0         0       0       84,298       85,726     200,000
13      68     5,010         0         0       0       97,656       98,608     200,000
14      69     5,010         0         0       0      112,517      112,993     200,000
15      70     5,010         0         0       0      129,104      129,104     200,000
16      71     5,010         0         0       0      147,191      147,191     200,000
17      72     5,010         0         0       0      167,569      167,569     200,000
18      73     5,010         0         0       0      190,541      190,541     211,500
19      74     5,010         0         0       0      216,097      216,097     235,546
20      75     5,010         0         0       0      244,471      244,471     261,584
21      76     5,010         0         0       0      276,129      276,129     289,936
22      77     5,010         0         0       0      311,142      311,142     326,699
23      78     5,010         0         0       0      349,847      349,847     367,339
24      79     5,010         0         0       0      392,529      392,529     412,156
25      80     5,010         0         0       0      439,632      439,632     461,614
26      81     5,010         0         0       0      491,592      491,592     516,171
27      82     5,010         0         0       0      548,847      548,847     576,289
28      83     5,010         0         0       0      612,079      612,079     642,683
29      84     5,010         0         0       0      681,747      681,747     715,835
30      85     5,010         0         0       0      758,407      758,407     796,328
31      86     5,010         0         0       0      842,720      842,720     884,857
32      87     5,010         0         0       0      935,310      935,310     982,075
33      88     5,010         0         0       0     1,036,939   1,036,939   1,088,786
34      89     5,010         0         0       0     1,148,370   1,148,370   1,205,789
35      90     5,010         0         0       0     1,270,417   1,270,417   1,333,938
36      91     5,010         0         0       0     1,403,822   1,403,822   1,494,013
37      92     5,010         0         0       0     1,551,933   1,551,933   1,614,010
38      93     5,010         0         0       0     1,716,721   1,716,721   1,768,223
39      94     5,010         0         0       0     1,901,232   1,901,232   1,939,257
40      95     5,010         0         0       0     2,109,307   2,109,307   2,130,400
              ------
Total         200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming current charges and a gross investment return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                         PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                   APPENDIX C

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 75 GUARANTEE PERIOD

                                                              MONTHLY GUARANTEE
                                                                   PREMIUM
                                                              -----------------
Specified Amount = $200.00
Male age 45 Preferred Nonsmoker Death Benefit Option 1......      $ 257.33
Female age 45 Preferred Nonsmoker Death Benefit Option 1....      $ 214.83
Male age 45 Standard Smoker Death Benefit Option 1..........      $ 346.83
Male age 45 Preferred Nonsmoker Death Benefit Option 2......      $ 257.33
Male age 35 Preferred Nonsmoker Death Benefit Option 1......      $ 137.17
Male age 55 Preferred Nonsmoker Death Benefit Option 1......      $ 417.50

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

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                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                   APPENDIX D

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
                  BENEFIT RIDER WITH LIFETIME GUARANTEE PERIOD

                                                              MONTHLY GUARANTEE
                                                                   PREMIUM
                                                              -----------------
Specified Amount = $200,000
Male age 45 Preferred Nonsmoker Death Benefit Option 1......       $295.19
Female age 45 Preferred Nonsmoker Death Benefit Option 1....        247.16
Male age 45 Standard Smoker Death Benefit Option 1..........        398.48
Male age 45 Preferred Nonsmoker Death Benefit Option 2......        295.19
Male age 35 Preferred Nonsmoker Death Benefit Option 1......        182.22
Male age 55 Preferred Nonsmoker Death Benefit Option 1......        502.22

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

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                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                    P A I D
                                                                Permit No. 8048
                                                                   New York,
                                                                   New York

MONY Life Insurance Company of America
Administrative Offices
1740 Broadway, New York, NY 10019

                                                                     [MONY LOGO]
Form No. 14165 SL (5/98)
--------------------------------------------------------------------------------